File Numbers 33-85496

811-8830

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment Number

Post-Effective Amendment Number 34

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment Number 25

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Minnesota Life Insurance Company

(formerly The Minnesota Mutual Life Insurance Company)

(Name of Depositor)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of Depositor’s Principal Executive Offices)

1-651-665-3500

(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.

Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.

Minnesota Life Variable
Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests in the following Fund Portfolios:

ALPS Variable Investment Trust
• Morningstar Balanced ETF Asset Allocation Portfolio—Class I Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class I Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class I Shares
American Funds Insurance Series®
• Global Growth Fund—Class 1 Shares
• New World Fund®—Class 1 Shares
Fidelity® Variable Insurance Products Funds
• VIP Contrafund® Portfolio: Initial Class Shares*
• VIP Equity-Income Portfolio: Initial Class Shares
• VIP High Income Portfolio: Initial Class Shares
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.	Ivy Variable Insurance Portfolios
• Ivy VIP Balanced—Class II Shares
• Ivy VIP Core Equity—Class II Shares
• Ivy VIP High Income—Class II Shares
• Ivy VIP International Core Equity—Class II Shares
• Ivy VIP Small Cap Core—Class II Shares
• Ivy VIP Small Cap Growth—Class II Shares
• Ivy VIP Value—Class II Shares
Janus Aspen Series
• Janus Henderson Forty Portfolio—Service Shares
• Janus Henderson Overseas Portfolio—Service Shares

Prospectus

Securian Funds Trust
• SFT Core Bond Fund—Class 2 Shares
• SFT Government Money Market Fund
• SFT Index 400 Mid-Cap Fund—Class 2 Shares
• SFT Index 500 Fund—Class 2 Shares
• SFT International Bond Fund—Class 2 Shares
• SFT IvySM Growth Fund**
• SFT IvySM Small Cap Growth Fund**
• SFT Real Estate Securities Fund—Class 2 Shares	• SFT Wellington Core Equity Fund—Class 1 Shares
** 'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.
Vanguard® Variable Insurance Fund
• Diversified Value Portfolio
• Total Bond Market Index Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.

Please note that the policy, certificates and the Portfolios:

are not guaranteed to achieve their goals;
are not federally insured;
are not endorsed by any bank or government agency; and
are subject to risks, including loss of the amount invested.

There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2020.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

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Questions and Answers about the Variable Group Universal Life Insurance Contract

Summary of benefits and risks

All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

Risks of owning a variable universal life insurance certificate

The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

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What is a universal life insurance certificate?

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

What makes the certificate "variable"?

The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

Is there an investment performance risk?

Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

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Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

How can net premiums be allocated?

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this propectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

What death benefit options are offered under the certificate?

We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Are the benefits under a certificate subject to federal income tax?

Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received

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under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

•  is made on or after the date on which the owner attains age 59 1/2,

•  is attributable to the owner becoming disabled, or

•  is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

Does the owner have access to the account values?

Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

•  to provide retirement income,

•  as collateral for a loan,

•  to continue some amount of insurance protection without payment of premiums, or

•  to obtain cash by surrendering the certificate in full or in part.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

What charges are associated with the certificate?

We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

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Fee tables

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums	From Each Premium Payment*	5 percent of Premium†
Maximum Premium Tax Charge	From Each Premium Payment*	4 percent of Premium†
Maximum OBRA Expense Charge**	From Each Premium Payment*	1.25 percent of Premium††
Maximum Deferred Sales Charge	None	N/A
Maximum Partial Surrender Fee	From Each Partial Surrender	Lesser of $25 or 2 percent of the amount withdrawn
Maximum Transfer Fee	Upon Each Transfer†††	$10†††

  *  The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

  **  The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  †  The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ††  For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  †††  There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge(1)(6) Maximum & Minimum Charge(7)	On the Certificate Date and Each	Maximum: $60.22 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per
$1,000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued On or After January 1, 2009, and Prior to January 1, 2020, and All Face Amount Increases on such Certificates	On the Certificate Date and Each	Maximum: $41.36 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per
$1,000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each	Maximum: $32.01 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per
$1,000 of Net Amount at Risk
Average Charge for a 55 year old non-smoking Certificateholder(8)	On the Certificate Date and Each	$0.43 Per Month Per $1,000
	Subsequent Monthly Anniversary	of Net Amount at Risk

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Charge	When Charge is Deducted	Amount Deducted
Mortality and Expense Risk Charge(2)	Each Valuation Date	Maximum: 0.50 percent of
average daily assets of the
separate account per year
Monthly Administration Charge(3)	On the Certificate Date and Each	Maximum: $4 Per Month
Subsequent Monthly Anniversary
Maximum Loan Interest Spread(4)	Each Monthly Anniversary	2 percent of Policy Loan Per
Year
Accidental Death and Dismemberment Charge(5)	On the Certificate Date and Each	Maximum: $0.10 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Waiver of Premium Charge(5)	On the Certificate Date and Each	Maximum: 50 percent of the Cost
	Subsequent Monthly Anniversary	of Insurance Charge
Child Rider Charge(5)	On the Certificate Date and Each	Maximum: $0.35 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Spouse Rider Charge(1)(5) Maximum & Minimum Charge(7)	On the Certificate Date and Each	Maximum: $60.22 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per
$1,000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued On or After January 1, 2009, and Prior to January 1, 2020, and All Face Amount Increases on such Certificates	On the Certificate Date and Each	Maximum: $41.36 Per Month Per
	Subsequent Monthly Anniversary	$1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per
$1,000 of Net Amount at Risk
Average Charge for a 55 year old Non-smoking Certificateholder(8)	On the Certificate Date and Each	$0.43 Per Month Per $1,000
	Subsequent Monthly Anniversary	of Net Amount at Risk

(1)  The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)  The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3)  The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4)  The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5)  The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6)  The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7)  The maximum charge in this row applies to certificates issued on or after January 1, 2020.

(8)  For all certificates regardless of issue date.

For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.

The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2019. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.

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Range of Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets including management fees, distribution (12b-1) fees and other expenses)*

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.14%	1.55%

*  The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

The separate account currently invests in Portfolios of the ALPS VIT, American Funds, Fidelity VIP, Ivy VIP, Janus Aspen Series, Securian Funds Trust and Vanguard® VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read each prospectus carefully before investing in the certificate.

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The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
Morningstar Balanced ETF Asset Allocation Portfolio: Class I Shares	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio: Class I Shares .	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I Shares	ALPS Advisors, Inc.	Morningstar Investment Management LLC
American Funds Insurance Series®:
Global Growth Fund Class 1 Shares	Capital Research and Management Company
New World Fund® Class 1 Shares	Capital Research and Management Company
Fidelity® Variable Insurance Products Funds:
Contrafund® Portfolio*: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Equity-Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
High Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Ivy Variable Insurance Portfolios:
Ivy VIP Balanced: Class II Shares	Ivy Investment Management Company
Ivy VIP Core Equity: Class II Shares	Ivy Investment Management Company
Ivy VIP High Income: Class II Shares	Ivy Investment Management Company
Ivy VIP International Core Equity: Class II Shares	Ivy Investment Management Company

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Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
Ivy VIP Small Cap Core: Class II Shares	Ivy Investment Management Company
Ivy VIP Small Cap Growth: Class II Shares	Ivy Investment Management Company
Ivy VIP Value: Class II Shares	Ivy Investment Management Company
Janus Aspen Series:
Janus Henderson Forty Portfolio—Service Shares	Janus Capital Management LLC
Janus Henderson Overseas Portfolio—Service Shares	Janus Capital Management LLC
Securian Funds Trust:
SFT Core Bond Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Government Money Market Fund**	Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Index 500 Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT International Bond Fund—Class 2 Shares	Securian Asset Management, Inc.	Franklin Advisers, Inc.
SFT IvySM Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company
SFT IvySM Small Cap Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company
SFT Real Estate Securities Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Wellington Core Equity Fund—Class 1 Shares	Securian Asset Management, Inc.	Wellington Management Company LLP
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Total Bond Market Index Portfolio	The Vanguard Group, Inc.

*  Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

**  Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the certificate cash value of your certificate resulting from the performance of the Portfolio you have chosen.

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Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

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We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Summary information

Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

Guaranteed Account Value Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest

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credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between

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0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of

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the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, and prior to January 1, 2020, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

For group policies and certificates issued on and after January 1, 2020, the guaranteed rates are 300 percent of the maximum rates that could be charged based on 2017 Commissioners Standard Ordinary Mortality Tables ("2017 CSO Table") (a maximum charge of $60.22 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2017 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2017 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2017 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge  There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

Separate account charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

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Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Fund charges

Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

Guarantee of certain charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

Information about the Group Policy and Certificates

Applications and issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

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A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Fund Sub-Account. The automatic transfer amount from the SFT Government Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Continuation of group coverage

If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•  The group contract has terminated; or

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•  The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion right to an individual policy

If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•  The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.

•  The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.

•  If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

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Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Certificate Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as

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scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Death Benefit and Account Values

If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by

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the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — level death benefit

The amount of the death benefit for Option A is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

Option B — increasing death benefit

The amount of the death benefit for Option B is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•  any monthly deductions taken under the certificate since the date of death; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this

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amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

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Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•  the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•  the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

•  the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

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We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Surrenders, Partial Surrenders and Transfers

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•  (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•  100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that

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those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•  the dollar amount of the transfer(s);

•  whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

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•  the number of transfers in the previous calendar quarter;

•  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business

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hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount

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borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

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Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

Accelerated Benefits Rider Provides for the accelerated payment of the insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the

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insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

General Matters Relating to the Certificate

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

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Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

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We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•  Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•  Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•  Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•  Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

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Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and the Minnesota Life Variable Universal Life Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

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However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that

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certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

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In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under

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employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act ("TCJA") established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

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For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax Shelter Regulations.

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income.

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico.

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Distribution of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the

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laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Payments made by underlying mutual funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because

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funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

Other Matters

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

Legal proceedings

Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

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Registration statement

We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

Financial statements

The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

To request a Statement of Additional Information call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

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Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

Investment Company Act Number 811-8830

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(This page has been left blank intentionally.)

Minnesota Life Variable

Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Fidelity® Variable Insurance Products Funds ("Fidelity® VIP" or "VIP"). The Fund offers its shares exclusively to variable insurance products and certain qualified plans and has the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

Fidelity® Variable Insurance Products Funds
• VIP Asset Manager Portfolio: Initial Class Shares
• VIP Asset Manager: Growth Portfolio: Initial Class Shares
• VIP Balanced Portfolio: Initial Class Shares
• VIP Contrafund® Portfolio: Initial Class Shares
• VIP Disciplined Small Cap Portfolio: Initial Class Shares
• VIP Dynamic Capital Appreciation Portfolio: Initial Class Shares
• VIP Emerging Markets Portfolio: Initial Class Shares
• VIP Equity-Income Portfolio: Initial Class Shares
• VIP Freedom Income Portfolio: Initial Class Shares	• VIP Freedom 2010 Portfolio: Initial Class Shares
• VIP Freedom 2015 Portfolio: Initial Class Shares
• VIP Freedom 2020 Portfolio: Initial Class Shares
• VIP Freedom 2025 Portfolio: Initial Class Shares
• VIP Freedom 2030 Portfolio: Initial Class Shares
• VIP Freedom 2035 Portfolio: Initial Class Shares
• VIP Freedom 2040 Portfolio: Initial Class Shares
• VIP Freedom 2045 Portfolio: Initial Class Shares
• VIP Freedom 2050 Portfolio: Initial Class Shares

Prospectus

• VIP FundsManager 20% Portfolio: Service Class Shares
• VIP FundsManager 50% Portfolio: Service Class Shares
• VIP FundsManager 60% Portfolio: Service Class Shares
• VIP FundsManager 70% Portfolio: Service Class Shares
• VIP FundsManager 85% Portfolio: Service Class Shares
• VIP Government Money Market Portfolio: Initial Class Shares
• VIP Growth Portfolio: Initial Class Shares
• VIP Growth & Income Portfolio: Initial Class Shares
• VIP Growth Opportunities Portfolio: Initial Class Shares
• VIP High Income Portfolio: Initial Class Shares	• VIP Index 500 Portfolio: Initial Class Shares
• VIP International Capital Appreciation Portfolio: Initial Class Shares
• VIP Investment Grade Bond Portfolio: Initial Class Shares
• VIP Mid Cap Portfolio: Initial Class Shares
• VIP Overseas Portfolio: Initial Class Shares
• VIP Real Estate Portfolio: Initial Class Shares
• VIP Strategic Income Portfolio: Initial Class Shares
• VIP Target Volatility Portfolio: Service Class Shares
• VIP Value Portfolio: Initial Class Shares
• VIP Value Strategies Portfolio: Initial Class Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.

Please note that the policy, certificates and the portfolios:

are not guaranteed to achieve their goals;

are not federally insured;

are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.

We reserve the right to add, combine or remove eligible Funds and Portfolios.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2020.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

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Questions and Answers about the Variable Group Universal Life Insurance Contract

Summary of benefits and risks

All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

Risks of owning a variable universal life insurance certificate

The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

What is a universal life insurance certificate?

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

What makes the certificate "variable"?

The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

Is there an investment performance risk?

Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.

How can net premiums be allocated?

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

What death benefit options are offered under the certificate?

We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Are the benefits under a certificate subject to federal income tax?

Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

•  is made on or after the date on which the owner attains age 59 1/2,

•  is attributable to the owner becoming disabled, or

•  is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

Does the owner have access to the account values?

Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

•  to provide retirement income,

•  as collateral for a loan,

•  to continue some amount of insurance protection without payment of premiums, or

•  to obtain cash by surrendering the certificate in full or in part.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

What charges are associated with the certificate?

We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

Fee tables

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums	From Each Premium Payment*	5 percent of Premium†
Maximum Premium Tax Charge	From Each Premium Payment*	4 percent of Premium†
Maximum OBRA Expense Charge**	From Each Premium Payment*	1.25 Premium††percent of
Maximum Deferred Sales Charge	None	N/A
Maximum Partial Surrender Fee	From Each Partial Surrender	Lesser of $25 or 2 percent of the amount withdrawn†
Maximum Transfer Fee	Upon Each Transfer†††	$10†††

  *  The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

  **  The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  †  The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ††  For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  †††  There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge(1)(6) Maximum & Minimum Charge(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $32.01 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk

Charge	When Charge is Deducted	Amount Deducted
Average Charge for a 55 Year Old Non-Smoking Certificateholder(8)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.84 Per Month Per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge(2)	Each Valuation Date	Maximum: 0.50 percent of average daily assets of the separate account per year
Monthly Administration Charge(3)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $4 Per Month
Maximum Loan Interest Spread(4)	Each Monthly Anniversary	2 percent of Policy Loan Per Year
Accidental Death and Dismemberment Charge(5)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.10 Per Month Per $1,000 of Net Amount at Risk
Waiver of Premium Charge(5)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: 50 percent of the Cost of Insurance Charge
Child Rider Charge(5)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.35 Per Month Per $1,000 of Net Amount at Risk
Spouse Rider Charge(1)(5) Maximum & Minimum Charge(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly	Maximum: $32.01 Per Month Per $1,000 of Net Amount at Risk Anniversary
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Average Charge for a 55 year old Non-Smoking Certificateholder(8)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.84 Per Month Per $1,000 of Net Amount at Risk

(1)  The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. New York Residents please email us at GroupNYservice@securian.com.

(2)  The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3)  The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4)  The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5)  The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6)  The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7)  The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2019. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.

Range of Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets including management fees, distribution (12b-1) fees and other expenses)*

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.10%	0.99%

*  The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.

General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

The separate account currently invests in the Portfolios of Fidelity® VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read the prospectus carefully before investing in the certificate.

The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

The Fidelity Management and Research Company LLC (FMR), is adviser to Fidelity® VIP. For more information about Fidelity® VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.

Fund/Portfolio	Investment Adviser*	Investment Sub-Adviser*

Fidelity® Variable Insurance Products Funds:

Asset Manager Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Asset Manager: Growth Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Balanced Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Contrafund® Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Disciplined Small Cap Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Geode Capital Management, LLC (Geode) and others serve as sub-advisers for the portfolio.
Dynamic Capital Appreciation Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Emerging Markets Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.

Fund/Portfolio	Investment Adviser*	Investment Sub-Adviser*
Equity-Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Freedom Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
Freedom 2010 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
Freedom 2015 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
Freedom 2020 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
Freedom 2025 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
Freedom 2030 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP Freedom 2035 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP Freedom 2040 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP Freedom 2045 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)

Fund/Portfolio	Investment Adviser*	Investment Sub-Adviser*
VIP Freedom 2050 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP FundsManager 20% Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP FundsManager 50% Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP FundsManager 60% Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP FundsManager 70% Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)
VIP FundsManager 85% Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)
Government Money Market Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Growth Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Growth & Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Growth Opportunities Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.

Fund/Portfolio	Investment Adviser*	Investment Sub-Adviser*
High Income Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Index 500 Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Geode Capital Management, LLC (Geode) serves as the sub-adviser for the fund.
International Capital Appreciation Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Investment Grade Bond Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Mid Cap Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Overseas Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
Real Estate Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Strategic Income Portfolio: Initial Class Portfolio	Fidelity Management & Research Company LLC (FMR)	FIL Investment Advisers (UK) Limited (FIA (UK)), and other investment advisers serve as sub-advisers for the fund.
Target Volatility Portfolio: Service Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the fund.

Fund/Portfolio	Investment Adviser*	Investment Sub-Adviser*
Value Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.
Value Strategies Portfolio: Initial Class Shares	Fidelity Management & Research Company LLC (FMR)	Other investment advisers serve as sub-advisers for the portfolio.

The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the certificate cash value of your certificate resulting from the performance of the Portfolio you have chosen.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting rights

We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Summary information

Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

Guaranteed Account Value Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

Separate account charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Fund charges

Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

Guarantee of certain charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

Information about the Group Policy and Certificates

Applications and issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Sub-Account. The automatic transfer amount from the Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Continuation of group coverage

If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•  The group contract has terminated; or

•  The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion right to an individual policy

If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•  The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.

•  The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.

•  If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Certificate Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Death Benefit and Account Values

If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — level death benefit

The amount of the death benefit for Option A is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

Option B — increasing death benefit

The amount of the death benefit for Option B is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•  any monthly deductions taken under the certificate since the date of death; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•  the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•  the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

•  the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Surrenders, Partial Surrenders and Transfers

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•  (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•  100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•  the dollar amount of the transfer(s);

•  whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•  the number of transfers in the previous calendar quarter;

•  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

Accelerated Benefits Rider Provides for the accelerated payment of the insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

General Matters Relating to the Certificate

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•  Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•  Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•  Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•  Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and the Minnesota Life Variable Universal Life Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act ("TCJA") established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax Shelter Regulations.

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income.

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico.

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Distribution of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Payments made by underlying mutual funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

Other Matters

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

Legal proceedings

Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

Registration statement

We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

Financial statements

The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 (New York Residents please email us at GroupNYservice@securian.com.) or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations
Financial Statements

Investment Company Act Number 811-8830

Minnesota Life Variable
Universal Life Account

Minnesota Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in the following Fund Portfolios:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
• Invesco Oppenheimer V.I. Global Fund—Series I Shares
• Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares
Ivy Variable Insurance Portfolios
• Ivy VIP International Core Equity—Class II Shares
• Ivy VIP Science and Technology—Class II Shares
Lord Abbett Series Fund, Inc.
• Mid Cap Stock Portfolio
MFS® Variable Insurance Trust
• MFS® Total Return Bond Series—Initial Class Shares
MFS® Variable Insurance Trust II
• MFS® Emerging Markets Equity Portfolio—Initial Class Shares	Pioneer Variable Contracts Trust
• Pioneer Mid Cap Value VCT Portfolio—Class I Shares
Securian Funds Trust
• SFT Core Bond Fund—Class 1 Shares
• SFT Core Bond Fund—Class 2 Shares*
• SFT Government Money Market Fund
• SFT Index 400 Mid-Cap Fund—Class 1 Shares
• SFT Index 400 Mid-Cap Fund—Class 2 Shares*
• SFT Index 500 Fund—Class 1 Shares
• SFT Index 500 Fund—Class 2 Shares*
• SFT Real Estate Securities Fund—Class 1 Shares
• SFT Real Estate Securities Fund—Class 2 Shares*
VanEck VIP Trust
• VanEck VIP Global Hard Assets Fund—Initial Class

*  no longer available for transfers or allocations in your policy

Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. Your election to receive reports in paper will apply to all portfolio companies under your policy.

Please note that the policy, certificates and the portfolios:

are not guaranteed to achieve their goals;

are not federally insured;

are not endorsed by any bank or government agency; and
are subject to risks, including loss of the amount invested.

There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.

We reserve the right to add, combine or remove eligible Funds and Portfolios.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2020.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098

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Questions and Answers about the
Variable Group Universal Life
Insurance Contract

Summary of benefits and risks

All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

Risks of owning a variable universal life insurance certificate

The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

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What is a universal life insurance certificate?

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

What makes the certificate "variable"?

The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

Is there an investment performance risk?

Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

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Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.

How can net premiums be allocated?

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

What death benefit options are offered under the certificate?

We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

Are the benefits under a certificate subject to federal income tax?

Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

•  is made on or after the date on which the owner attains age 59 1/2,

•  is attributable to the owner becoming disabled, or

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•  is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

Does the owner have access to the account values?

Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

•  to provide retirement income,

•  as collateral for a loan,

•  to continue some amount of insurance protection without payment of premiums, or

•  to obtain cash by surrendering the certificate in full or in part.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

What charges are associated with the certificate?

We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

Fee tables

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

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Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums	From Each Premium Payment*	5 percent of Premium†
Maximum Premium Tax Charge	From Each Premium Payment*	4 percent of Premium†
Maximum OBRA Expense Charge**	From Each Premium Payment*	1.25 Premium††percent of
Maximum Deferred Sales Charge	None	N/A
Maximum Partial Surrender Fee	From Each Partial Surrender	Lesser of $25 or 2 percent of the amount withdrawn†
Maximum Transfer Fee	Upon Each Transfer†††	$10†††

  *  The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

  **  The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  †  The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ††  For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  †††  There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of insurance charge(1)(6) Maximum & Minimum Charge(7)	On the Certificate Date and	Maximum: $41.36 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Minimum: $0.02 per month per
$1,000 of net amount at risk
Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and	Maximum: $32.01 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Minimum: $0.02 per month per
$1,000 of net amount at risk
Average Charge for a 55 year old Non-smoking Certificateholder(8)	On the Certificate Date and	$0.56 per month per $1,000
	Each Subsequent Monthly	of net amount at risk
Anniversary
Mortality and Expense Risk Charge(2)	Each Valuation Date	Maximum: 0.25 percent of
average daily assets of the
separate account per year
Monthly Administration Charge(3)	On the Certificate Date and	Maximum: $4 per month
Each Subsequent Monthly
Anniversary
Maximum Loan Interest Spread(4)	Each Monthly Anniversary	1 percent of Policy Loan per
year
Accidental Death and Dismemberment Charge(5)	On the Certificate Date and	Maximum: $0.10 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Waiver of Premium Charge(5)	On the Certificate Date and	Maximum: 50 percent of the
	Each Subsequent Monthly	cost of insurance Charge
Anniversary

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Charge	When Charge is Deducted	Amount Deducted
Child Rider Charge(5)	On the Certificate Date and	Maximum: $0.35 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Spouse Rider Charge(1)(5) Maximum & Minimum Charge(7)	On the Certificate Date and	Maximum: $41.36 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Minimum: $0.02 per month per
$1000 of net amount at risk
Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and	Maximum: $32.01 per month per
	Each Subsequent Monthly	$1,000 of net amount at risk
Anniversary
Minimum: $0.02 per month per
$1,000 of net amount at risk
Average Charge for a 55 year old Non-smoking Certificateholder(8)	On the Certificate Date and	$0.56 per month per $1,000
	Each Subsequent Monthly	of net amount at risk
Anniversary

(1)  The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2)  The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3)  The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4)  The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 7% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5)  The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6)  The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7)  The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.

The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2019. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.

Range of Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets including management fees, distribution (12b-1) fees and other expenses)*

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.20%	1.55%

*  The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

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General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

Minnesota Life Variable Universal Life Account

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

The separate account currently invests in the Portfolios of Ivy VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and VanEck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com. You should read each prospectus carefully before investing in the certificate.

The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Global Fund—Series I Shares	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund®—Series I Shares	Invesco Advisers, Inc.
Ivy Variable Insurance Portfolios:
Ivy VIP International Core Equity—Class II Shares	Ivy Investment Management Company
Ivy VIP Science and Technology—Class II Shares	Ivy Investment Management Company

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Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Total Return Bond Series—Initial Class Shares	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS® Emerging Markets Equity Portfolio—Initial Class Shares	Massachusetts Financial Services Company
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio—Class I Shares	Amundi Pioneer Asset Management, Inc. (Amundi Pioneer)
Securian Funds Trust:
SFT Core Bond Fund—Class 1 Shares	Securian Asset Management, Inc.
SFT Core Bond Fund—Class 2 Shares**	Securian Asset Management, Inc.
SFT Government Money Market Fund*	Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund—Class 1 Shares	Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund—Class 2 Shares**	Securian Asset Management, Inc.
SFT Index 500 Fund—Class 1 Shares	Securian Asset Management, Inc.
SFT Index 500 Fund—Class 2 Shares**	Securian Asset Management, Inc.
SFT Real Estate Securities Fund—Class 1 Shares	Securian Asset Management, Inc.
SFT Real Estate Securities Fund—Class 2 Shares**	Securian Asset Management, Inc.
VanEck VIP Trust:
VanEck VIP Global Hard Assets Fund—Initial Class	Van Eck Associates Corporation

*  Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

**  No longer available for transfers or allocations in your policy.

The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the certificate cash value of your certificate resulting from the performance of the Portfolio you have chosen.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

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We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase

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of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Summary information

Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

Guaranteed Account Value Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

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Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

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Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000

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of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

Partial Surrender Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

Separate account charges

We assess a mortality and expense risk charge directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that: (1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Fund charges

Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

Guarantee of certain charges

We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

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Information About the Group Policy and Certificates

Applications and issuance

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the SFT Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the SFT Government Money Market Sub-Account. The automatic transfer amount from the SFT Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the SFT Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the SFT Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

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Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Continuation of group coverage

If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

•  The group contract has terminated; or

•  The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

The insurance amount will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion right to an individual policy

If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

•  The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.

•  The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.

•  If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

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General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right To Examine Group Contract  The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

Certificate Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

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When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

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Death Benefit and Account

Values

If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A — level death benefit

The amount of the death benefit for Option A is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

Option B — increasing death benefit

The amount of the death benefit for Option B is determined as follows:

•  the face amount of insurance on the insured's date of death while the certificate is in force; plus

•  the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus

•  the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus

•  any monthly deductions taken under the certificate since the date of death; less

•  any outstanding certificate loans and accrued loan interest charged; less

•  any unpaid monthly deductions determined as of the date of the insured's death.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be

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accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date we receive due proof of death satisfactory to us. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

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Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented on or before July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented after July 1, 2002, the minimum guaranteed annual rate is 3 percent. If agreed to by Minnesota Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

Determination of the Separate Account Value The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

•  the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•  the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

•  the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

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We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values  We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

Surrenders, Partial Surrenders

and Transfers

The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

•  (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or

•  100 percent of the net cash value.

The maximum will be identified in the certificate.

We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion

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that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•  the dollar amount of the transfer(s);

•  whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•  the number of transfers in the previous calendar quarter;

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•  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827. New York Residents please email us at GroupNYservice@securian.com.

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We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358. New York Residents please email us at GroupNYservice@securian.com.

Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner

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notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

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Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.

Accelerated Benefits Rider Provides for the accelerated payment of the insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other

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limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Spouse Rider Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

General Matters Relating to the Certificate

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay

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mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

Control of Certificate The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

Beneficiary The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

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The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•  Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•  Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•  Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•  Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Minnesota Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements. Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

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Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

Taxation of Minnesota Life and The Minnesota Life Variable Universal Life Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each

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portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the

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certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change

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to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

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Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act ("TCJA") established new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2020, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

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Tax Shelter Regulations.

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income.

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico.

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Distribution of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms") . Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount.

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Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Payments made by underlying mutual funds

Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

38

Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

Other Matters

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

Legal proceedings

Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

Registration statement

We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

Financial statements

The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101. New York Residents please email us at GroupNYservice@securian.com.

39

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 (New York Residents please email us at GroupNYservice@securian.com.) or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

Investment Company Act Number 811-8830

40

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number    Caption in Statement of Additional Information

15. Cover Page and Table of Contents

16. General Information and History

17. Services

18. Premiums

19. Additional Information About Operation of

Contracts and Minnesota

Life Variable Universal Life Account

20. Underwriters

21. Additional Information About Charges

22. Lapse and Reinstatement

23. Loans

24. Financial Statements

25. Illustrations

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Minnesota Life Insurance Company

400 Robert Street North

Saint Paul, Minnesota 55101

1-651-665-3500

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2020

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358 New York Residents  please  email  us  at  GroupNYservice@securian.com.  or  writing  to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms   as   used  in  the  prospectus,  group  contract  and  certificates  are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History

Premiums

Additional Information About Operation of Contracts and Registrant

Underwriters

Illustrations

Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account’s own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner’s paycheck. If an owner’s insurance is continued following loss of the insured’s eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner’s address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street’s performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured’s lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured’s cost of insurance on the insured’s life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

•        the monthly cost of insurance charges that were paid; and

•        the monthly cost of insurance charges that should have been paid based on the insured’s correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner’s account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner’s current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

	Applicable Percentage	Applicable Percentage
Attained	for certificates issued	for certificates issued on
Age	before January 1, 2009	or after January 1, 2009
35	432.4%	512.3%
45	310.2	369.0
55	226.9	375.6
65	171.8	215.9
75	137.5	178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

Attained	Applicable	Attained	Applicable	Attained	Applicable
Age	Percentage	Age	Percentage	Age	Percentage
40 & below	250%	54	157%	68	117%
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75-90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95	100
53	164	67	118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See “Federal Tax Status”.)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured’s risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2019, 2018 and 2017, were $634,391, $700,407, and $633,229, net respectively.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian’s sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

Personalized illustrations provide you with a hypothetical projection of future contract values based upon your age, sex, risk class, premiums paid, and death benefit chosen. Upon request, we will provide an illustration based on a proposed insured’s age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 New York Residents please email us at GroupNYservice@securian.com. or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, and the financial statements of the Minnesota Life Variable Universal Life Account as of December 31, 2019, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose report dated April 2, 2020 appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated April 2, 2020 states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                            Financial Statements
                              December 31, 2019
   (With Report of Independent Registered Public Accounting Firm Thereon)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Financial Statements

                              December 31, 2019

                              TABLE OF CONTENTS

                                                             PAGE

Report of Independent Registered Public Accounting Firm                                                 1

Statements of Assets, Liabilities, and Policy Owners' Equity                                            3

Statements of Operations                                                                               16

Statements of Changes in Net Assets                                                                    29

Notes to Financial Statements                                                                          42

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners
     of the Minnesota Life Variable Universal Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets, liabilities and policy owners' equity of the sub-accounts listed in the Appendix that comprise
Minnesota Life Variable Universal Life Account (the Separate Account), as of
the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements. In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub- account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Such procedures also included confirmation of securities owned as of December
31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                             [KPMG_SIG]

We have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 27, 2020

  1

   APPENDIX - MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of assets, liabilities, and policy owners' equity as of December 31,
2019, the related statements
of operations for the year then ended, and the statements of changes in net assets for each of the years or periods in the two-year period then ended.

   American Funds IS(R) Global Growth Fund - Class 1 Shares (1)
   American Funds IS(R) New World Fund(R) - Class 1 Shares (1)
   Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class (1)
   Fidelity(R) VIP Asset Manager Portfolio - Initial Class (1)
   Fidelity(R) VIP Balanced Portfolio - Initial Class (1)
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class (1)
   Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class (1)
   Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class (1)
   Fidelity(R) VIP Emerging Markets Portfolio - Initial Class (1)
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (1)
   Fidelity(R) VIP Freedom Income Portfolio - Initial Class (1)
   Fidelity(R) VIP FundsManager 20% Portfolio - Service Class (1)
   Fidelity(R) VIP FundsManager 50% Portfolio - Service Class (1)
   Fidelity(R) VIP FundsManager 60% Portfolio - Service Class (1)
   Fidelity(R) VIP FundsManager 70% Portfolio - Service Class (1)
   Fidelity(R) VIP FundsManager 85% Portfolio - Service Class (1)
   Fidelity(R) VIP Government Money Market Portfolio - Initial Class (1)
   Fidelity(R) VIP Growth & Income Portfolio - Initial Class (1)
   Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class (1)
   Fidelity(R) VIP Growth Portfolio - Initial Class (1)
   Fidelity(R) VIP High Income Portfolio - Initial Class (1)
   Fidelity(R) VIP Index 500 Portfolio - Initial Class (1)
   Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class
       (1)
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class (1)
   Fidelity(R) VIP Mid Cap Portfolio - Initial Class (1)
   Fidelity(R) VIP Overseas Portfolio - Initial Class (1)
   Fidelity(R) VIP Real Estate Portfolio - Initial Class (1)
   Fidelity(R) VIP Strategic Income Portfolio - Initial Class (1)
   Fidelity(R) VIP Target Volatility - Service Class (1)

(1) See Note 1 to the financial statements for the former name of the sub-account.

   Fidelity(R) VIP Value Portfolio - Initial Class (1)
   Fidelity(R) VIP Value Strategies Portfolio - Initial Class (1)
   Invesco Oppenheimer V.I. Global Fund - Series I Shares (1)
   Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I Shares (1)
   Ivy VIP - Balanced Class II (1)
   Ivy VIP - Core Equity Class II (1)
   Ivy VIP - High Income Class II (1)
   Ivy VIP - International Core Equity Class II (1)
   Ivy VIP - Science and Technology Class II (1)
   Ivy VIP - Small Cap Core Class II (1)
   Ivy VIP - Small Cap Growth Class II (1)
   Ivy VIP - Value Class II (1)
   Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)
   Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares
       (1)
   Lord Abbett Mid Cap Stock Portfolio (1)
   MFS(R) Emerging Markets Equity Portfolio - Initial Class (1)
   MFS(R) Total Return Bond Series - Initial Class (1)
   Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (1)
   Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (1)
   Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares
       (1)
   Pioneer Mid Cap Value VCT Portfolio - Class I Shares (1)
   Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Government Money Market Fund (1)
   Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (1)
   Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (1)
   Securian Funds Trust - SFT Ivy(SM) Growth Fund (1)
   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (1)
   Securian Funds Trust - SFT Real Estate Securities Fund - Class 1 Shares
       (1)
   Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares
       (1)
   Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares
       (1)
   Van Eck VIP Global Hard Assets Fund (1)
   Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (1)
   Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (1)

  2

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                      AMER FUNDS       AMER FUNDS     FIDELITY VIP
                                                                       IS GLOBAL         IS NEW         ASSET MGR
                                                                      GROWTH CL 1      WORLD CL 1       GROWTH IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            249,675           46,969         976,463
Receivable from Minnesota Life for policy purchase payments                   1,148               --              --
Receivable for investments sold                                                  --               97             533
                                                                --------------------------------------------------------------------

           Total assets                                                     250,823           47,066         976,996
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               97             533
Payable for investments purchased                                             1,148               --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  1,148               97             533
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            249,675           46,969         976,463
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $            249,675           46,969         976,463

           Investment shares                                                  7,666            1,818          50,857
           Investments at cost                                 $            226,351           43,330         934,430

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                FIDELITY VIP    FIDELITY VIP      FIDELITY VIP
                                                                ASSET MGR IC     BALANCED IC      CONTRAFUND IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                          54,358         144,748         3,156,874
Receivable from Minnesota Life for policy purchase payments                  6             153                --
Receivable for investments sold                                             --              --               920
                                                                --------------------------------------------------------------------

           Total assets                                                 54,364         144,901         3,157,794
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --              --               920
Payable for investments purchased                                            6             153                --
                                                                --------------------------------------------------------------------

           Total liabilities                                                 6             153               920
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                       54,358         144,748         3,156,874
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                  54,358         144,748         3,156,874

           Investment shares                                             3,569           7,404            84,931
           Investments at cost                                          52,024         134,708         2,993,837

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  3

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        DISC SM         DYNAMIC        EMERGING         EQUITY-
                                                                        CAP IC        CAP APP IC      MARKETS IC       INCOME IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $             62,315          60,082          77,793       1,698,049
Receivable from Minnesota Life for policy purchase payments                      --              --              --              --
Receivable for investments sold                                                  --              --               1          47,475
                                                                --------------------------------------------------------------------

           Total assets                                                      62,315          60,082          77,794       1,745,524
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --               1          47,475
Payable for investments purchased                                                --              --              --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     --              --               1          47,475
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $             62,315          60,082          77,793       1,698,049
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $             62,315          60,082          77,793       1,698,049

           Investment shares                                                  4,245           4,552           6,135          71,437
           Investments at cost                                 $             62,342          56,888          62,993       1,585,647

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                               FIDELITY VIP    FIDELITY VIP
                                                                  FREEDOM         FREEDOM
                                                                  2010 IC         2015 IC
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                            759           1,120
Receivable from Minnesota Life for policy purchase payments                --              12
Receivable for investments sold                                            --              --
                                                               ---------------------------------------------------------------------

           Total assets                                                   759           1,132
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                          --              12
                                                               ---------------------------------------------------------------------

           Total liabilities                                               --              12
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                         759           1,120
                                                               =====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                    759           1,120

           Investment shares                                               57              85
           Investments at cost                                            750           1,105

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  4

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        FREEDOM         FREEDOM         FREEDOM         FREEDOM
                                                                        2020 IC         2025 IC         2030 IC         2035 IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $              3,996          10,577          47,962           3,729
Receivable from Minnesota Life for policy purchase payments                      --              --              --              --
Receivable for investments sold                                                  --              --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                       3,996          10,577          47,962           3,729
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --              --              --
Payable for investments purchased                                                --              --              --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     --              --              --              --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $              3,996          10,577          47,962           3,729
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $              3,996          10,577          47,962           3,729

           Investment shares                                                    285             689           3,139             153
           Investments at cost                                 $              3,792          10,379          43,792           3,578

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                               FIDELITY VIP    FIDELITY VIP
                                                                  FREEDOM         FREEDOM
                                                                  2040 IC         2045 IC
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                          6,410           1,786
Receivable from Minnesota Life for policy purchase payments                --              --
Receivable for investments sold                                            --              --
                                                               ---------------------------------------------------------------------

           Total assets                                                 6,410           1,786
                                                                    ----------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                          --              --
                                                               ---------------------------------------------------------------------

           Total liabilities                                               --              --
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                       6,410           1,786
                                                               =====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                  6,410           1,786

           Investment shares                                              278              77
           Investments at cost                                          6,236           1,718

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  5

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR
                                                                        2050 IC        INCOME IC        20% SC          50% SC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $              4,787             355           1,552             680
Receivable from Minnesota Life for policy purchase payments                      --              29              --              --
Receivable for investments sold                                                  --              --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                       4,787             384           1,552             680
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              --              --              --
Payable for investments purchased                                                --              29              --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     --              29              --              --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $              4,787             355           1,552             680
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $              4,787             355           1,552             680

           Investment shares                                                    231              30             139              55
           Investments at cost                                 $              4,494             356           1,557             636

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                               FIDELITY VIP    FIDELITY VIP
                                                                 FUNDS MGR       FUNDS MGR
                                                                  60% SC          70% SC
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                          1,644             567
Receivable from Minnesota Life for policy purchase payments                --              --
Receivable for investments sold                                            --              --
                                                               ---------------------------------------------------------------------

           Total assets                                                 1,644             567
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                          --              --
                                                               ---------------------------------------------------------------------

           Total liabilities                                               --              --
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                       1,644             567
                                                                    ================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                  1,644             567

           Investment shares                                              161              46
           Investments at cost                                          1,565             548

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  6

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                       FUNDS MGR       GOVT MONEY       GROWTH &       GROWTH OPP
                                                                        85% SC           MKT IC          INC IC            IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $                 37          417,242         301,648         373,712
Receivable from Minnesota Life for policy purchase payments                      --              791             205              45
Receivable for investments sold                                                  --               --              --              --
                                                                --------------------------------------------------------------------

           Total assets                                                          37          418,033         301,853         373,757
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --               --              --              --
Payable for investments purchased                                                --              791             205              45
                                                                --------------------------------------------------------------------

           Total liabilities                                                     --              791             205              45
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $                 37          417,242         301,648         373,712
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $                 37          417,242         301,648         373,712

           Investment shares                                                      3          417,242          13,606           7,649
           Investments at cost                                 $                 35          417,242         280,793         318,372

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                FIDELITY VIP
                                                                 GROWTH PORT    FIDELITY VIP
                                                                     IC          HIGH LNC IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       2,503,602         293,135
Receivable from Minnesota Life for policy purchase payments                 --              --
Receivable for investments sold                                          1,066           1,725
                                                                --------------------------------------------------------------------

           Total assets                                              2,504,668         294,860
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                          1,066           1,725
Payable for investments purchased                                           --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                             1,066           1,725
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    2,503,602         293,135
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                               2,503,602         293,135

           Investment shares                                            31,655          53,984
           Investments at cost                                       2,187,790         290,505

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  7

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                      FIDELITY VIP     FIDELITY VIP
                                                                     FIDELITY VIP     INTL CAP APP     INVEST GRADE
                                                                     INDEX 500 IC          IC               IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            760,852           74,292          144,968
Receivable from Minnesota Life for policy purchase payments                      28               --               22
Receivable for investments sold                                                  --                1               --
                                                                --------------------------------------------------------------------

           Total assets                                                     760,880           74,293          144,990
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --                1               --
Payable for investments purchased                                                28               --               22
                                                                --------------------------------------------------------------------

           Total liabilities                                                     28                1               22
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            760,852           74,292          144,968
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $            760,852           74,292          144,968

           Investment shares                                                  2,375            3,810           11,007
           Investments at cost                                 $            664,422           65,116          139,885

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                                                               FIDELITY VIP
                                                               FIDELITY VIP    FIDELITY VIP     REAL ESTATE
                                                                MID CAP IC      OVERSEAS IC         IC
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                      1,349,503       1,214,129         162,014
Receivable from Minnesota Life for policy purchase payments                --              --              --
Receivable for investments sold                                           338             374               1
                                                               ---------------------------------------------------------------------

           Total assets                                             1,349,841       1,214,503         162,015
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           338             374               1
Payable for investments purchased                                          --              --              --
                                                               ---------------------------------------------------------------------

           Total liabilities                                              338             374               1
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                   1,349,503       1,214,129         162,014
                                                               =====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                              1,349,503       1,214,129         162,014

           Investment shares                                           40,956          52,492           8,187
           Investments at cost                                      1,406,627       1,133,049         156,169

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  8

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                     FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP
                                                                     STRAT INCOME     TARGET VOL     FIDELITY VIP     VALUE STRAT
                                                                          IC              IC           VALUE IC           IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            190,036             198          99,287          36,572
Receivable from Minnesota Life for policy purchase payments                      --              --              --              36
Receivable for investments sold                                                   1              --               1              --
                                                                --------------------------------------------------------------------

           Total assets                                                     190,037             198          99,288          36,608
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                   1              --               1              --
Payable for investments purchased                                                --              --              --              36
                                                                --------------------------------------------------------------------

           Total liabilities                                                      1              --               1              36
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            190,036             198          99,287          36,572
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $            190,036             198          99,287          36,572

           Investment shares                                                 16,597              16           6,292           2,748
           Investments at cost                                 $            187,832             193          94,334          34,787

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                  INVESCO
                                                                  INVESCO        OPPHMR VI
                                                                 OPPHMR VI       MS SM CAP
                                                                GLOBAL SR I        SR I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                         78,908          24,247
Receivable from Minnesota Life for policy purchase payments                --              --
Receivable for investments sold                                            --              --
                                                                --------------------------------------------------------------------

           Total assets                                                78,908          24,247
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                          --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                               --              --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                      78,908          24,247
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                 78,908          24,247

           Investment shares                                            1,854           1,040
           Investments at cost                                         78,497          24,664

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  9

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                        IVY VIP          IVY VIP          IVY VIP
                                                                      BALANCED CL      CORE EQUITY      HIGH INCOME
                                                                          II              CL II            CL II
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $          3,252,669          329,610            9,134
Receivable from Minnesota Life for policy purchase payments                      --               --               --
Receivable for investments sold                                              10,990            5,174               58
                                                                --------------------------------------------------------------------

           Total assets                                                   3,263,659          334,784            9,192
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                              10,990            5,174               58
Payable for investments purchased                                                --               --               --
                                                                --------------------------------------------------------------------

           Total liabilities                                                 10,990            5,174               58
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $          3,252,669          329,610            9,134
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $          3,252,669          329,610            9,134

           Investment shares                                                395,687           26,100            2,633
           Investments at cost                                 $          3,117,605          296,516            9,047

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                               IVY VIP INTL      IVY VIP        IVY VIP
                                                                CORE EQUITY     SCIENCE &      SMALL CAP
                                                                   CL II       TECH CL II     CORE CL II
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                      2,861,725         25,507      1,175,713
Receivable from Minnesota Life for policy purchase payments                --            842             --
Receivable for investments sold                                         6,141             --          6,630
                                                               ---------------------------------------------------------------------

           Total assets                                             2,867,866         26,349      1,182,343
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                         6,141             --          6,630
Payable for investments purchased                                          --            842             --
                                                               ---------------------------------------------------------------------

           Total liabilities                                            6,141            842          6,630
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                   2,861,725         25,507      1,175,713
                                                               =====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                              2,861,725         25,507      1,175,713

           Investment shares                                          182,826            855         85,730
           Investments at cost                                      3,011,751         22,761      1,349,212

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  10

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                        IVY VIP                          JANUS           JANUS
                                                                       SMALL CAP        IVY VIP        HENDERSON       HENDERSON
                                                                     GROWTH CL II     VALUE CL II      FORTY SS       OVERSEAS SS
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            160,446         958,259         533,581       1,815,249
Receivable from Minnesota Life for policy purchase payments                      --              --              --              --
Receivable for investments sold                                               1,358          27,401          47,322           6,096
                                                                --------------------------------------------------------------------

           Total assets                                                     161,804         985,660         580,903       1,821,345
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                               1,358          27,401          47,322           6,096
Payable for investments purchased                                                --              --              --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  1,358          27,401          47,322           6,096
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            160,446         958,259         533,581       1,815,249
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $            160,446         958,259         533,581       1,815,249

           Investment shares                                                 18,284         142,522          12,848          56,904
           Investments at cost                                 $            147,792         850,068         475,016       1,888,001

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                LORD ABBETT
                                                                  MID CAP        MFS EMRG
                                                                   STOCK         MKT EQ IC
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                         66,024           9,638
Receivable from Minnesota Life for policy purchase payments               842              --
Receivable for investments sold                                            --              --
                                                                --------------------------------------------------------------------

           Total assets                                                66,866           9,638
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                            --              --
Payable for investments purchased                                         842              --
                                                                --------------------------------------------------------------------

           Total liabilities                                              842              --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                      66,024           9,638
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                 66,024           9,638

           Investment shares                                            2,781             565
           Investments at cost                                         65,119           8,951

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  11

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                       MFS TOTAL       MORNINGSTAR      MORNINGSTAR
                                                                      RETURN BOND       BALANCED        GROWTH ETF
                                                                        SER IC          ETF CL I           CL I
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $              1,752          115,034          101,855
Receivable from Minnesota Life for policy purchase payments                      --               --               --
Receivable for investments sold                                                  --              728              256
                                                                --------------------------------------------------------------------

           Total assets                                                       1,752          115,762          102,111
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                  --              728              256
Payable for investments purchased                                                --               --               --
                                                                --------------------------------------------------------------------

           Total liabilities                                                     --              728              256
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $              1,752          115,034          101,855
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $              1,752          115,034          101,855

           Investment shares                                                    130           10,956            9,160
           Investments at cost                                 $              1,698          117,438          105,112

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                               ---------------------------------------------------------------------

                                                                 MORNINGSTAR     PIONEER MID
                                                                  INC & GRO       CAP VALUE      SFT CORE
                                                               ASSET ALL CL I     VCT CL I       BOND CL 1
                                                               ---------------------------------------------------------------------

ASSETS
Investments at net asset value                                          46,683          11,005         28,553
Receivable from Minnesota Life for policy purchase payments                934              --             --
Receivable for investments sold                                             --              --             --
                                                               ---------------------------------------------------------------------

           Total assets                                                 47,617          11,005         28,553
                                                               ---------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             --              --             --
Payable for investments purchased                                          934              --             --
                                                               ---------------------------------------------------------------------

           Total liabilities                                               934              --             --
                                                               ---------------------------------------------------------------------

           Net assets applicable to policy owners                       46,683          11,005         28,553
                                                               =====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                                  46,683          11,005         28,553

           Investment shares                                             4,715             596         11,107
           Investments at cost                                          47,772          10,412         26,020

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  12

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                      SFT GOVT
                                                                       SFT CORE         MONEY          SFT INDEX       SFT INDEX
                                                                       BOND CL 2       MARKET         400 MC CL 1     400 MC CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $         43,574,889      1,408,885            3,083      10,920,820
Receivable from Minnesota Life for policy purchase payments                      --             --               --              --
Receivable for investments sold                                             119,038        295,498               --          20,300
                                                                --------------------------------------------------------------------

           Total assets                                                  43,693,927      1,704,383            3,083      10,941,120
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                             119,038        295,498               --          20,300
Payable for investments purchased                                                --             --               --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                119,038        295,498               --          20,300
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $         43,574,889      1,408,885            3,083      10,920,820
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $         43,574,889      1,408,885            3,083      10,920,820

           Investment shares                                             17,421,684      1,408,885              558       2,030,939
           Investments at cost                                 $         42,458,058      1,408,885            2,894       7,187,912

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                SFT INDEX      SFT INDEX
                                                                500 CL 1       500 CL 2
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                       182,248     58,141,070
Receivable from Minnesota Life for policy purchase payments               --             --
Receivable for investments sold                                           --        234,142
                                                                --------------------------------------------------------------------

           Total assets                                              182,248     58,375,212
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                           --        234,142
Payable for investments purchased                                         --             --
                                                                --------------------------------------------------------------------

           Total liabilities                                              --        234,142
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                    182,248     58,141,070
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                               182,248     58,141,070

           Investment shares                                          13,694      4,489,988
           Investments at cost                                       133,663     34,669,392

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  13

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------

                                                                                                      SFT IVY
                                                                       SFT INTL       SFT IVY        SMALL CAP       SFT REAL
                                                                       BOND CL 2      GROWTH          GROWTH        ESTATE CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                 $            360,717     3,723,817         313,278          30,613
Receivable from Minnesota Life for policy purchase payments                      --            --              --              --
Receivable for investments sold                                               2,173        92,078           4,627              --
                                                                --------------------------------------------------------------------

           Total assets                                                     362,890     3,815,895         317,905          30,613
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                               2,173        92,078           4,627              --
Payable for investments purchased                                                --            --              --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                                  2,173        92,078           4,627              --
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners              $            360,717     3,723,817         313,278          30,613
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                         $            360,717     3,723,817         313,278          30,613

           Investment shares                                                141,508       170,442          16,688           5,408
           Investments at cost                                 $            351,337     1,859,878         258,910          24,854

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                --------------------------------------------------------------------
                                                                                    SFT
                                                                                WELLINGTON
                                                                 SFT REAL       CORE EQUITY
                                                                ESTATE CL 2        CL 1
                                                                --------------------------------------------------------------------

ASSETS
Investments at net asset value                                      1,239,366         440,784
Receivable from Minnesota Life for policy purchase payments                --              --
Receivable for investments sold                                         3,870           7,268
                                                                --------------------------------------------------------------------

           Total assets                                             1,243,236         448,052
                                                                --------------------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                         3,870           7,268
Payable for investments purchased                                          --              --
                                                                --------------------------------------------------------------------

           Total liabilities                                            3,870           7,268
                                                                --------------------------------------------------------------------

           Net assets applicable to policy owners                   1,239,366         440,784
                                                                ====================================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                              1,239,366         440,784

           Investment shares                                          225,029          23,370
           Investments at cost                                      1,019,322         297,565

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  14

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

        Statements of Assets, Liabilities, and Policy Owners' Equity

                              December 31, 2019

                                                                                      SEGREGATED SUB-ACCOUNTS*
                                                                    ---------------------------------------------------------
                                                                                              VANGUARD
                                                                          VAN ECK VIP            VIF             VANGUARD
                                                                          GLOBAL HARD        DIVERSIFIED         VIF TOTAL
                                                                            ASSETS              VALUE           BOND MARKET
                                                                    ---------------------------------------------------------

ASSETS
Investments at net asset value                                     $              3,926            142,649             73,335
Receivable from Minnesota Life for policy purchase payments                          --              2,023              1,377
Receivable for investments sold                                                      --                 --                 --
                                                                    ---------------------------------------------------------

           Total assets                                                           3,926            144,672             74,712
                                                                    ---------------------------------------------------------

LIABILITIES
Payable to Minnesota Life for policy terminations, withdrawal
     payments and mortality and expense charges                                      --                 --                 --
Payable for investments purchased                                                    --              2,023              1,377
                                                                    ---------------------------------------------------------

           Total liabilities                                                         --              2,023              1,377
                                                                    ---------------------------------------------------------

           Net assets applicable to policy owners                  $              3,926            142,649             73,335
                                                                    =========================================================

POLICY OWNERS' EQUITY

           Total policy owners' equity                             $              3,926            142,649             73,335

           Investment shares                                                        206              8,672              6,006
           Investments at cost                                     $              3,726            133,439             70,224

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  15

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                          AMER FUNDS      AMER FUNDS    FIDELITY VIP
                                                                           IS GLOBAL        IS NEW        ASSET MGR
                                                                          GROWTH CL 1     WORLD CL 1      GROWTH IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $           3,161            504         14,411
    Mortality, expense and administrative charges (note 3)                        (698)          (126)        (1,751)
       Fees waived (note 3)                                                         --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            2,463            378         12,660
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     16,453          1,470         30,902

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     118,728          4,081        103,242
       Cost of investments sold                                               (112,544)        (3,492)      (102,727)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                              6,184            589            515

       Net realized gains (losses) on investments                               22,637          2,059         31,417

    Net change in unrealized appreciation (depreciation)
       of investments                                                           51,579          7,335        100,028
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              74,216          9,394        131,445
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          76,679          9,772        144,105
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                     FIDELITY VIP
                                                                      FIDELITY VIP    FIDELITY VIP    CONTRAFUND
                                                                      ASSET MGR IC     BALANCED IC        IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                904           2,241         13,531
    Mortality, expense and administrative charges (note 3)                    (120)           (334)        (7,695)
       Fees waived (note 3)                                                     --              --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                          784           1,907          5,836
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  1,994           6,145        348,533

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  53,916          83,128      1,001,895
       Cost of investments sold                                            (55,129)        (84,416)    (1,002,720)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,213)         (1,288)          (825)

       Net realized gains (losses) on investments                              781           4,857        347,708

    Net change in unrealized appreciation (depreciation)
       of investments                                                        6,308          21,582        465,200
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           7,089          26,439        812,908
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                               7,873          28,346        818,744
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  16

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                                          DISC SM CAP      DYNAMIC CAP      EMERGING
                                                                              IC             APP IC        MARKETS IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $             589             342           1,123
    Mortality, expense and administrative charges (note 3)                        (145)           (140)           (170)
       Fees waived (note 3)                                                         --              --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                              444             202             953
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                      4,679           9,235              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       7,242          15,231          10,689
       Cost of investments sold                                                 (7,855)        (16,596)         (7,548)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                               (613)         (1,365)          3,141

       Net realized gains (losses) on investments                                4,066           7,870           3,141

    Net change in unrealized appreciation (depreciation)
       of investments                                                            7,274           6,412          12,912
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              11,340          14,282          16,053
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          11,784          14,484          17,006
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                                        EQUITY-        FREEDOM        FREEDOM
                                                                       INCOME IC       2010 IC        2015 IC
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            31,941             15             21
    Mortality, expense and administrative charges (note 3)                 (4,774)            (1)            (5)
       Fees waived (note 3)                                                    --             --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                      27,167             14             16
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                96,489             18            185

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                848,841          1,581          7,619
       Cost of investments sold                                          (830,467)        (1,561)        (7,628)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                        18,374             20             (9)

       Net realized gains (losses) on investments                         114,863             38            176

    Net change in unrealized appreciation (depreciation)
       of investments                                                     261,274             20            140
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        376,137             58            316
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            403,304             72            332
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  17

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                                            FREEDOM         FREEDOM        FREEDOM        FREEDOM
                                                                            2020 IC         2025 IC        2030 IC        2035 IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              77            124            875             59
    Mortality, expense and administrative charges (note 3)                         (10)           (19)          (116)            (9)
       Fees waived (note 3)                                                         --             --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                               67            105            759             50
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                        151            190          1,668            164

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       8,831         24,501         33,686         14,692
       Cost of investments sold                                                 (8,747)       (24,138)       (34,706)       (14,524)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                 84            363         (1,020)           168

       Net realized gains (losses) on investments                                  235            553            648            332

    Net change in unrealized appreciation (depreciation)
       of investments                                                              465            727          8,543            684
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                 700          1,280          9,191          1,016
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $             767          1,385          9,950          1,066
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                     FIDELITY VIP   FIDELITY VIP
                                                                        FREEDOM        FREEDOM
                                                                        2040 IC        2045 IC
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               102             28
    Mortality, expense and administrative charges (note 3)                    (11)            (3)
       Fees waived (note 3)                                                    --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                          91             25
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   199             40

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  9,725          4,835
       Cost of investments sold                                            (9,319)        (4,742)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                           406             93

       Net realized gains (losses) on investments                             605            133

    Net change in unrealized appreciation (depreciation)
       of investments                                                         450            172
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net          1,055            305
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                              1,146            330
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  18

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                                            FREEDOM         FREEDOM       FUNDS MGR      FUNDS MGR
                                                                            2050 IC        INCOME IC       20% SC         50% SC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              74              4             29             11
    Mortality, expense and administrative charges (note 3)                         (11)            --             (3)            (1)
       Fees waived (note 3)                                                         --             --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                               63              4             26             10
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                        119              4             56             54

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       6,287            847          5,200            638
       Cost of investments sold                                                 (6,229)          (835)        (5,176)          (694)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                 58             12             24            (56)

       Net realized gains (losses) on investments                                  177             16             80             (2)

    Net change in unrealized appreciation (depreciation)
       of investments                                                              756              5             25            104
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                 933             21            105            102
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $             996             25            131            112
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                     FIDELITY VIP   FIDELITY VIP
                                                                       FUNDS MGR      FUNDS MGR
                                                                        60% SC         70% SC
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                23              7
    Mortality, expense and administrative charges (note 3)                     (4)            --
       Fees waived (note 3)                                                    --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                          19              7
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                   228             51

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  1,982          1,910
       Cost of investments sold                                            (2,167)        (1,927)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                          (185)           (17)

       Net realized gains (losses) on investments                              43             34

    Net change in unrealized appreciation (depreciation)
       of investments                                                         187             49
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net            230             83
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                249             90
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  19

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                           FUNDS MGR      GOVT MONEY       GROWTH &
                                                                            85% SC          MKT IC          INC IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $               1          8,411           9,264
    Mortality, expense and administrative charges (note 3)                          --         (1,052)           (657)
       Fees waived (note 3)                                                         --             --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                                1          7,359           8,607
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         31             --          21,333

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                         613        239,956         155,726
       Cost of investments sold                                                   (642)      (239,956)       (166,837)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                (29)            --         (11,111)

       Net realized gains (losses) on investments                                    2             --          10,222

    Net change in unrealized appreciation (depreciation)
       of investments                                                               24             --          48,248
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                  26             --          58,470
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $              27          7,359          67,077
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                      FIDELITY VIP     FIDELITY VIP
                                                                       GROWTH OPP       GROWTH PORT    FIDELITY VIP
                                                                           IC               IC          HIGH LNC IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                506            5,973          14,338
    Mortality, expense and administrative charges (note 3)                    (849)          (5,795)           (736)
       Fees waived (note 3)                                                     --               --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         (343)             178          13,602
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                 27,892          140,755              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 210,118          670,866         105,225
       Cost of investments sold                                           (171,071)        (604,875)       (108,634)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         39,047           65,991          (3,409)

       Net realized gains (losses) on investments                           66,939          206,746          (3,409)

    Net change in unrealized appreciation (depreciation)
       of investments                                                       43,790          458,096          27,174
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         110,729          664,842          23,765
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             110,386          665,020          37,367
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  20

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                          FIDELITY VIP     FIDELITY VIP
                                                                         FIDELITY VIP     INTL CAP APP     INVEST GRADE
                                                                         INDEX 500 IC          IC               IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          13,175             376            3,764
    Mortality, expense and administrative charges (note 3)                      (1,683)           (177)            (347)
       Fees waived (note 3)                                                         --              --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           11,492             199            3,417
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                      9,659             562               --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     235,887          37,784           51,730
       Cost of investments sold                                               (192,100)        (32,474)         (51,222)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             43,787           5,310              508

       Net realized gains (losses) on investments                               53,446           5,872              508

    Net change in unrealized appreciation (depreciation)
       of investments                                                          112,630          13,198            8,513
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             166,076          19,070            9,021
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         177,568          19,269           12,438
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                                                   FIDELITY VIP
                                                                     FIDELITY VIP   FIDELITY VIP    REAL ESTATE
                                                                      MID CAP IC     OVERSEAS IC        IC
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            10,992         19,306          2,720
    Mortality, expense and administrative charges (note 3)                 (3,257)        (3,619)          (382)
       Fees waived (note 3)                                                    --             --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                       7,735         15,687          2,338
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               141,138         57,912          3,013

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                437,295        733,238         22,380
       Cost of investments sold                                          (493,410)      (667,905)       (23,277)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                       (56,115)        65,333           (897)

       Net realized gains (losses) on investments                          85,023        123,245          2,116

    Net change in unrealized appreciation (depreciation)
       of investments                                                     171,837        193,738         25,052
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        256,860        316,983         27,168
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            264,595        332,670         29,506
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  21

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                         FIDELITY VIP    FIDELITY VIP                  FIDELITY VIP
                                                                         STRAT INCOME     TARGET VOL    FIDELITY VIP    VALUE STRAT
                                                                              IC              IC          VALUE IC          IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $           6,114              3          1,590            538
    Mortality, expense and administrative charges (note 3)                        (461)            --           (212)           (81)
       Fees waived (note 3)                                                         --             --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                            5,653              3          1,378            457
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                      1,350              5          5,644          2,846

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                      13,974             58         19,460         13,527
       Cost of investments sold                                                (13,813)           (60)       (18,066)       (15,369)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                161             (2)         1,394         (1,842)

       Net realized gains (losses) on investments                                1,511              3          7,038          1,004

    Net change in unrealized appreciation (depreciation)
       of investments                                                           11,183             31         14,334          7,616
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              12,694             34         21,372          8,620
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          18,347             37         22,750          9,077
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                       INVESCO
                                                                        INVESCO       OPPHMR VI
                                                                       OPPHMR VI      MS SM CAP
                                                                      GLOBAL SR I       SR I
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               636             41
    Mortality, expense and administrative charges (note 3)                    (10)            --
       Fees waived (note 3)                                                    --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         626             41
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                10,043          1,897

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 12,886          9,118
       Cost of investments sold                                           (10,327)        (8,311)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                         2,559            807

       Net realized gains (losses) on investments                          12,602          2,704

    Net change in unrealized appreciation (depreciation)
       of investments                                                       5,979          2,667
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         18,581          5,371
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             19,207          5,412
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  22

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            IVY VIP         IVY VIP         IVY VIP
                                                                          BALANCED CL     CORE EQUITY     HIGH INCOME
                                                                              II             CL II           CL II
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $          54,379          1,682             418
    Mortality, expense and administrative charges (note 3)                     (13,714)          (813)            (20)
       Fees waived (note 3)                                                         --             --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           40,665            869             398
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    244,989         29,642              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     520,954         53,968           4,243
       Cost of investments sold                                               (654,337)       (56,439)         (4,295)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                           (133,383)        (2,471)            (52)

       Net realized gains (losses) on investments                              111,606         27,171             (52)

    Net change in unrealized appreciation (depreciation)
       of investments                                                          428,084         50,452             160
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net             539,690         77,623             108
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $         580,355         78,492             506
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                     IVY VIP INTL     IVY VIP        IVY VIP
                                                                      CORE EQUITY    SCIENCE &      SMALL CAP
                                                                         CL II      TECH CL II     CORE CL II
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund            51,408            --             --
    Mortality, expense and administrative charges (note 3)                 (4,674)           --         (2,969)
       Fees waived (note 3)                                                    --            --             --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                      46,734            --         (2,969)
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund               269,897         1,916        200,658

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                717,061        28,133         87,843
       Cost of investments sold                                          (865,290)      (28,422)      (103,326)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                      (148,229)         (289)       (15,483)

       Net realized gains (losses) on investments                         121,668         1,627        185,175

    Net change in unrealized appreciation (depreciation)
       of investments                                                     319,897         8,961         44,894
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        441,565        10,588        230,069
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            488,299        10,588        227,100
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  23

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                            IVY VIP                         JANUS          JANUS
                                                                           SMALL CAP        IVY VIP       HENDERSON      HENDERSON
                                                                         GROWTH CL II     VALUE CL II     FORTY SS      OVERSEAS SS
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --          7,347            119         30,814
    Mortality, expense and administrative charges (note 3)                        (958)        (2,949)        (1,663)        (2,868)
       Fees waived (note 3)                                                         --             --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                             (958)         4,398         (1,544)        27,946
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     14,754         50,071         45,610             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                     218,856        115,551        120,330        176,060
       Cost of investments sold                                               (191,110)      (114,340)      (109,025)      (159,911)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             27,746          1,211         11,305         16,149

       Net realized gains (losses) on investments                               42,500         51,282         56,915         16,149

    Net change in unrealized appreciation (depreciation)
       of investments                                                           18,325        151,453        104,381        342,258
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net              60,825        202,735        161,296        358,407
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $          59,867        207,133        159,752        386,353
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                      LORD ABBETT
                                                                        MID CAP       MFS EMRG
                                                                         STOCK        MKT EQ IC
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund               555             53
    Mortality, expense and administrative charges (note 3)                    (19)            (1)
       Fees waived (note 3)                                                    --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                         536             52
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                 1,039            250

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                 27,075         12,323
       Cost of investments sold                                           (31,516)       (12,383)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        (4,441)           (60)

       Net realized gains (losses) on investments                          (3,402)           190

    Net change in unrealized appreciation (depreciation)
       of investments                                                      15,215          1,769
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net         11,813          1,959
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                             12,349          2,011
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  24

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                           MFS TOTAL       MORNINGSTAR      MORNINGSTAR
                                                                          RETURN BOND       BALANCED        GROWTH ETF
                                                                            SER IC          ETF CL I           CL I
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              59           2,573            1,912
    Mortality, expense and administrative charges (note 3)                          --            (303)            (252)
       Fees waived (note 3)                                                         --              --               --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                               59           2,270            1,660
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --           2,255            4,282

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                       3,635          47,811           28,598
       Cost of investments sold                                                 (3,521)        (54,611)         (31,463)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                                114          (6,800)          (2,865)

       Net realized gains (losses) on investments                                  114          (4,545)           1,417

    Net change in unrealized appreciation (depreciation)
       of investments                                                               53          19,560           13,881
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net                 167          15,015           15,298
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $             226          17,285           16,958
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                     ---------------------------------------------------------------

                                                                       MORNINGSTAR      PIONEER MID
                                                                        INC & GRO        CAP VALUE     SFT CORE
                                                                     ASSET ALL CL I      VCT CL I      BOND CL 1
                                                                     ---------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund              1,096              114            --
    Mortality, expense and administrative charges (note 3)                    (118)              --           (12)
       Fees waived (note 3)                                                     --               --            --
                                                                     ---------------------------------------------------------------
       Investment income (loss) - net                                          978              114           (12)
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                  1,079              540            --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                  15,427           13,330         7,228
       Cost of investments sold                                            (16,616)         (14,650)       (6,783)
                                                                     ---------------------------------------------------------------
    Realized gains (losses) on sales of investments                         (1,189)          (1,320)          445

       Net realized gains (losses) on investments                             (110)            (780)          445

    Net change in unrealized appreciation (depreciation)
       of investments                                                        4,726            3,347         1,984
                                                                     ---------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           4,616            2,567         2,429
                                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                               5,594            2,681         2,417
                                                                     ===============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  25

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                          SFT GOVT
                                                                           SFT CORE         MONEY         SFT INDEX
                                                                           BOND CL 2       MARKET        400 MC CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --        24,421              --
    Mortality, expense and administrative charges (note 3)                      (5,627)       (3,669)             --
       Fees waived (note 3)                                                         --            --              --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                           (5,627)       20,752              --
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --            --              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                   1,243,371     2,852,373           7,371
       Cost of investments sold                                             (1,173,846)   (2,852,373)         (6,930)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                             69,525            --             441

       Net realized gains (losses) on investments                               69,525            --             441

    Net change in unrealized appreciation (depreciation)
       of investments                                                        1,096,375            --             604
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net           1,165,900            --           1,045
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $       1,160,273        20,752           1,045
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                        SFT INDEX      SFT INDEX      SFT INDEX
                                                                       400 MC CL 2     500 CL 1       500 CL 2
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 --             --             --
    Mortality, expense and administrative charges (note 3)                  (7,027)          (113)      (120,384)
       Fees waived (note 3)                                                     --             --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                       (7,027)          (113)      (120,384)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                     --             --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                              14,545,209         33,826     33,241,724
       Cost of investments sold                                         (6,593,976)       (23,203)   (12,474,072)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                      7,951,233         10,623     20,767,652

       Net realized gains (losses) on investments                        7,951,233         10,623     20,767,652

    Net change in unrealized appreciation (depreciation)
       of investments                                                   (3,863,470)        33,473     (2,723,446)
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net       4,087,763         44,096     18,044,206
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                           4,080,736         43,983     17,923,822
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  26

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------

                                                                                                        SFT IVY
                                                                           SFT INTL       SFT IVY      SMALL CAP      SFT REAL
                                                                           BOND CL 2      GROWTH        GROWTH       ESTATE CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund      $              --           --            --             --
    Mortality, expense and administrative charges (note 3)                        (980)      (3,416)       (1,241)            --
       Fees waived (note 3)                                                         --           --            --             --
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                             (980)      (3,416)       (1,241)            --
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                         --           --            --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                      54,637      231,752       107,726          5,501
       Cost of investments sold                                                (52,924)    (127,627)      (63,780)        (4,592)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                              1,713      104,125        43,946            909

       Net realized gains (losses) on investments                                1,713      104,125        43,946            909

    Net change in unrealized appreciation (depreciation)
       of investments                                                            4,600      923,085        21,603          5,253
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net               6,313    1,027,210        65,549          6,162
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                       $           5,333    1,023,794        64,308          6,162
                                                                      ==============================================================

                                                                                    SEGREGATED SUB-ACCOUNTS*
                                                                      --------------------------------------------------------------
                                                                                         SFT
                                                                                     WELLINGTON
                                                                       SFT REAL      CORE EQUITY
                                                                      ESTATE CL 2       CL 1
                                                                      --------------------------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                --             --
    Mortality, expense and administrative charges (note 3)                 (3,564)        (2,090)
       Fees waived (note 3)                                                    --            867
                                                                      --------------------------------------------------------------
       Investment income (loss) - net                                      (3,564)        (1,223)
                                                                      --------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                    --             --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                426,773         89,671
       Cost of investments sold                                          (379,878)       (52,095)
                                                                      --------------------------------------------------------------
    Realized gains (losses) on sales of investments                        46,895         37,576

       Net realized gains (losses) on investments                          46,895         37,576

    Net change in unrealized appreciation (depreciation)
       of investments                                                     264,200         82,894
                                                                      --------------------------------------------------------------

       Realized and unrealized gains (losses) on investments - net        311,095        120,470
                                                                      --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                            307,531        119,247
                                                                      ==============================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  27

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Statements of Operations

                        Year ended December 31, 2019

                                                                                             SEGREGATED SUB-ACCOUNTS*
                                                                                  -----------------------------------------------
                                                                                                      VANGUARD
                                                                                     VAN ECK VIP         VIF          VANGUARD
                                                                                     GLOBAL HARD     DIVERSIFIED      VIF TOTAL
                                                                                       ASSETS           VALUE        BOND MARKET
                                                                                  -----------------------------------------------

INVESTMENT INCOME (LOSS) - NET
    Investment income distributions from underlying mutual fund                 $              --          3,222           1,479
    Mortality, expense and administrative charges (note 3)                                     --           (306)           (158)
       Fees waived (note 3)                                                                    --             --              --
                                                                                  -----------------------------------------------
       Investment income (loss) - net                                                          --          2,916           1,321
                                                                                  -----------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
    Realized gain distributions from underlying mutual fund                                    --          6,396              --

    Realized gains (losses) on sales of investments
       Proceeds from sales                                                                 11,782         42,539          25,312
       Cost of investments sold                                                           (13,371)       (45,771)        (24,829)
                                                                                  -----------------------------------------------
    Realized gains (losses) on sales of investments                                        (1,589)        (3,232)            483

       Net realized gains (losses) on investments                                          (1,589)         3,164             483

    Net change in unrealized appreciation (depreciation)
       of investments                                                                       2,183         20,097           3,105
                                                                                  -----------------------------------------------

       Realized and unrealized gains (losses) on investments - net                            594         23,261           3,588
                                                                                  -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                                  $             594         26,177           4,909
                                                                                  ===============================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  28

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                       AMER FUNDS         AMER FUNDS      FIDELITY VIP
                                                                        IS GLOBAL        IS NEW WORLD       ASSET MGR
                                                                       GROWTH CL 1           CL 1           GROWTH IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            1,834               274            6,995
      Net realized gains (losses) on investments                              20,840             1,974           25,371
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (47,152)           (7,102)         (80,629)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (24,478)           (4,854)         (48,263)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                45,884             8,955          216,292
      Policy terminations, withdrawal payments and charges                   (30,225)           (5,859)        (136,786)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    15,659             3,096           79,506
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             (8,819)           (1,758)          31,243

Net assets at the beginning of year or period                                253,602            33,018          497,103
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          244,783            31,260          528,346
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            2,463               378           12,660
      Net realized gains (losses) on investments                              22,637             2,059           31,417
      Net change in unrealized appreciation (depreciation)
             of investments                                                   51,579             7,335          100,028
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               76,679             9,772          144,105

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                46,494             9,920          406,840
      Policy terminations, withdrawal payments and charges                  (118,281)           (3,983)        (102,828)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (71,787)            5,937          304,012
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                              4,892            15,709          448,117

Net assets at the beginning of year                                          244,783            31,260          528,346
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $          249,675            46,969          976,463
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                                                                   ASSET MGR IC       BALANCED IC       CONTRAFUND IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          719            1,567             14,441
      Net realized gains (losses) on investments                            1,638           13,002            352,958
      Net change in unrealized appreciation (depreciation)
             of investments                                                (4,941)         (19,878)          (591,012)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (2,584)          (5,309)          (223,613)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             48,765           74,607          1,134,660
      Policy terminations, withdrawal payments and charges                (46,736)         (80,110)          (703,029)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  2,029           (5,503)           431,631
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            (555)         (10,812)           208,018

Net assets at the beginning of year or period                              47,664          136,157          2,628,171
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    47,109          125,345          2,836,189
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          784            1,907              5,836
      Net realized gains (losses) on investments                              781            4,857            347,708
      Net change in unrealized appreciation (depreciation)
             of investments                                                 6,308           21,582            465,200
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             7,873           28,346            818,744

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             53,255           74,109            502,492
      Policy terminations, withdrawal payments and charges                (53,879)         (83,052)        (1,000,551)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (624)          (8,943)          (498,059)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           7,249           19,403            320,685

Net assets at the beginning of year                                        47,109          125,345          2,836,189
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                              54,358          144,748          3,156,874
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  29

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      FIDELITY VIP       FIDELITY VIP     FIDELITY VIP
                                                                       DISC SM CAP        DYNAMIC CAP       EMERGING
                                                                           IC               APP IC         MARKETS IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $              352               194              242
      Net realized gains (losses) on investments                               5,846             6,608            5,302
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (13,925)           (9,208)         (19,976)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               (7,727)           (2,406)         (14,432)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 8,112             8,855           14,107
      Policy terminations, withdrawal payments and charges                    (9,793)          (14,942)         (26,987)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (1,681)           (6,087)         (12,880)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             (9,408)           (8,493)         (27,312)

Net assets at the beginning of year or period                                 60,199            60,235           85,026
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           50,791            51,742           57,714
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $              444               202              953
      Net realized gains (losses) on investments                               4,066             7,870            3,141
      Net change in unrealized appreciation (depreciation)
             of investments                                                    7,274             6,412           12,912
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               11,784            14,484           17,006

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 6,891             8,999           13,659
      Policy terminations, withdrawal payments and charges                    (7,151)          (15,143)         (10,586)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (260)           (6,144)           3,073
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             11,524             8,340           20,079

Net assets at the beginning of year                                           50,791            51,742           57,714
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $           62,315            60,082           77,793
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                    FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                                                    EQUITY-INCOME      FREEDOM 2010      FREEDOM 2015
                                                                         IC                 IC                IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        39,795                 5                28
      Net realized gains (losses) on investments                            66,821               (10)               46
      Net change in unrealized appreciation (depreciation)
             of investments                                               (279,626)              (10)             (174)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (173,010)              (15)             (100)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             606,637             1,563             4,687
      Policy terminations, withdrawal payments and charges                (542,862)           (1,559)           (5,945)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  63,775                 4            (1,258)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (109,235)              (11)           (1,358)

Net assets at the beginning of year or period                            1,938,240               293             3,412
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  1,829,005               282             2,054
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        27,167                14                16
      Net realized gains (losses) on investments                           114,863                38               176
      Net change in unrealized appreciation (depreciation)
             of investments                                                261,274                20               140
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            403,304                72               332

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             313,219             1,985             6,348
      Policy terminations, withdrawal payments and charges                (847,479)           (1,580)           (7,614)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (534,260)              405            (1,266)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (130,956)              477              (934)

Net assets at the beginning of year                                      1,829,005               282             2,054
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            1,698,049               759             1,120
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  30

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                                                      FREEDOM 2020       FREEDOM 2025      FREEDOM 2030
                                                                           IC                 IC                IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               43               120               474
      Net realized gains (losses) on investments                                 131                42             5,266
      Net change in unrealized appreciation (depreciation)
             of investments                                                     (380)             (515)           (8,351)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                 (206)             (353)           (2,611)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 8,812            24,764           144,024
      Policy terminations, withdrawal payments and charges                    (8,753)          (24,427)         (180,152)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                        59               337           (36,128)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                               (147)              (16)          (38,739)

Net assets at the beginning of year or period                                  3,939             9,096            84,283
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $            3,792             9,080            45,544
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               67               105               759
      Net realized gains (losses) on investments                                 235               553               648
      Net change in unrealized appreciation (depreciation)
             of investments                                                      465               727             8,543
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  767             1,385             9,950

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 8,258            24,597            26,094
      Policy terminations, withdrawal payments and charges                    (8,821)          (24,485)          (33,626)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (563)              112            (7,532)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                                204             1,497             2,418

Net assets at the beginning of year                                            3,792             9,080            45,544
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $            3,996            10,577            47,962
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                   FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                                                   FREEDOM 2035       FREEDOM 2040      FREEDOM 2045
                                                                        IC                 IC                IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                           48                52                14
      Net realized gains (losses) on investments                              121                10                (8)
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (653)             (281)             (118)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (484)             (219)             (112)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             13,251             8,446             3,978
      Policy terminations, withdrawal payments and charges                (12,583)           (8,717)           (3,882)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    668              (271)               96
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             184              (490)              (16)

Net assets at the beginning of year or period                               5,512             5,415             1,299
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                     5,696             4,925             1,283
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                           50                91                25
      Net realized gains (losses) on investments                              332               605               133
      Net change in unrealized appreciation (depreciation)
             of investments                                                   684               450               172
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             1,066             1,146               330

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             11,652            10,055             5,005
      Policy terminations, withdrawal payments and charges                (14,685)           (9,716)           (4,832)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 (3,033)              339               173
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          (1,967)            1,485               503

Net assets at the beginning of year                                         5,696             4,925             1,283
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                               3,729             6,410             1,786
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  31

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                                                                      FREEDOM 2050         FREEDOM         FUNDS MGR
                                                                           IC             INCOME IC         20% SC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               19                3               17
      Net realized gains (losses) on investments                               1,822               (2)             (11)
      Net change in unrealized appreciation (depreciation)
             of investments                                                   (2,179)              (5)             (19)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                 (338)              (4)             (13)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 7,014              814            3,728
      Policy terminations, withdrawal payments and charges                   (18,387)            (775)          (3,542)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (11,373)              39              186
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            (11,711)              35              173

Net assets at the beginning of year or period                                 15,650              228            1,084
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $            3,939              263            1,257
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               63                4               26
      Net realized gains (losses) on investments                                 177               16               80
      Net change in unrealized appreciation (depreciation)
             of investments                                                      756                5               25
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  996               25              131

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 6,130              914            5,361
      Policy terminations, withdrawal payments and charges                    (6,278)            (847)          (5,197)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (148)              67              164
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                                848               92              295

Net assets at the beginning of year                                            3,939              263            1,257
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $            4,787              355            1,552
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                                                                    FUNDS MGR         FUNDS MGR        FUNDS MGR
                                                                     50% SC            60% SC           70% SC
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          10               13                5
      Net realized gains (losses) on investments                              58               23              (10)
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (103)            (125)             (34)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (35)             (89)             (39)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               720            2,180            1,914
      Policy terminations, withdrawal payments and charges                  (943)          (1,938)          (1,914)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (223)             242               --
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                           (258)             153              (39)

Net assets at the beginning of year or period                                942            1,000              512
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                      684            1,153              473
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          10               19                7
      Net realized gains (losses) on investments                              (2)              43               34
      Net change in unrealized appreciation (depreciation)
             of investments                                                  104              187               49
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              112              249               90

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               521            2,220            1,914
      Policy terminations, withdrawal payments and charges                  (637)          (1,978)          (1,910)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (116)             242                4
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                             (4)             491               94

Net assets at the beginning of year                                          684            1,153              473
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                                680            1,644              567
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  32

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                        FUNDS MGR        GOVT MONEY       GROWTH & INC
                                                                         85% SC            MKT IC              IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $                1            6,194               254
      Net realized gains (losses) on investments                                 116               --            32,284
      Net change in unrealized appreciation (depreciation)
             of investments                                                     (176)              --           (55,760)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  (59)           6,194           (23,222)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 1,234          217,685           150,288
      Policy terminations, withdrawal payments and charges                    (2,800)        (253,025)         (172,631)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (1,566)         (35,340)          (22,343)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             (1,625)         (29,146)          (45,565)

Net assets at the beginning of year or period                                  1,899          462,894           283,899
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $              274          433,748           238,334
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $                1            7,359             8,607
      Net realized gains (losses) on investments                                   2               --            10,222
      Net change in unrealized appreciation (depreciation)
             of investments                                                       24               --            48,248
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   27            7,359            67,077

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                   349          215,918           151,869
      Policy terminations, withdrawal payments and charges                      (613)        (239,783)         (155,632)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                      (264)         (23,865)           (3,763)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                               (237)         (16,506)           63,314

Net assets at the beginning of year                                              274          433,748           238,334
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $               37          417,242           301,648
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------

                                                                  FIDELITY VIP      FIDELITY VIP
                                                                   GROWTH OPP        GROWTH PORT     FIDELITY VIP
                                                                       IC                IC           HIGH LNC IC
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        (388)             248           14,252
      Net realized gains (losses) on investments                          55,626          291,916            3,306
      Net change in unrealized appreciation (depreciation)
             of investments                                              (20,648)        (359,985)         (27,034)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           34,590          (67,821)          (9,476)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           159,577        1,156,523          133,123
      Policy terminations, withdrawal payments and charges              (188,003)        (494,870)        (153,871)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (28,426)         661,653          (20,748)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                          6,164          593,832          (30,224)

Net assets at the beginning of year or period                            289,230        1,529,894          282,800
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  295,394        2,123,726          252,576
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        (343)             178           13,602
      Net realized gains (losses) on investments                          66,939          206,746           (3,409)
      Net change in unrealized appreciation (depreciation)
             of investments                                               43,790          458,096           27,174
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          110,386          665,020           37,367

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           177,920          384,930          108,230
      Policy terminations, withdrawal payments and charges              (209,988)        (670,074)        (105,038)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (32,068)        (285,144)           3,192
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                         78,318          379,876           40,559

Net assets at the beginning of year                                      295,394        2,123,726          252,576
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            373,712        2,503,602          293,135
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  33

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                                        FIDELITY VIP     FIDELITY VIP
                                                                      FIDELITY VIP      INTL CAP APP     INVEST GRADE
                                                                      INDEX 500 IC           IC               IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           10,350              287            3,182
      Net realized gains (losses) on investments                             102,511            8,722           (3,611)
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (137,172)         (17,633)          (1,800)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (24,311)          (8,624)          (2,229)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               288,036           29,901           82,278
      Policy terminations, withdrawal payments and charges                  (390,617)         (35,463)        (125,604)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (102,581)          (5,562)         (43,326)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           (126,892)         (14,186)         (45,555)

Net assets at the beginning of year or period                                711,442           73,674          180,914
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          584,550           59,488          135,359
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           11,492              199            3,417
      Net realized gains (losses) on investments                              53,446            5,872              508
      Net change in unrealized appreciation (depreciation)
             of investments                                                  112,630           13,198            8,513
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              177,568           19,269           12,438

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               234,410           33,236           48,795
      Policy terminations, withdrawal payments and charges                  (235,676)         (37,701)         (51,624)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (1,266)          (4,465)          (2,829)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            176,302           14,804            9,609

Net assets at the beginning of year                                          584,550           59,488          135,359
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $          760,852           74,292          144,968
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                  FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                   MID CAP IC        OVERSEAS IC     REAL ESTATE IC
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       5,776           22,706             3,495
      Net realized gains (losses) on investments                         190,484           36,476             5,143
      Net change in unrealized appreciation (depreciation)
             of investments                                             (407,670)        (301,458)          (17,304)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         (211,410)        (242,276)           (8,666)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           555,011          629,716            22,994
      Policy terminations, withdrawal payments and charges              (492,480)        (212,149)          (24,912)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                62,531          417,567            (1,918)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                       (148,879)         175,291           (10,584)

Net assets at the beginning of year or period                          1,358,890        1,287,209           140,360
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                1,210,011        1,462,500           129,776
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       7,735           15,687             2,338
      Net realized gains (losses) on investments                          85,023          123,245             2,116
      Net change in unrealized appreciation (depreciation)
             of investments                                              171,837          193,738            25,052
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          264,595          332,670            29,506

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           311,800          151,441            24,973
      Policy terminations, withdrawal payments and charges              (436,903)        (732,482)          (22,241)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions              (125,103)        (581,041)            2,732
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                        139,492         (248,371)           32,238

Net assets at the beginning of year                                    1,210,011        1,462,500           129,776
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                          1,349,503        1,214,129           162,014
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  34

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                      FIDELITY VIP
                                                                      STRAT INCOME      FIDELITY VIP     FIDELITY VIP
                                                                           IC           TARGET VOL IC      VALUE IC
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $            6,210                1              688
      Net realized gains (losses) on investments                                (188)           2,490            6,247
      Net change in unrealized appreciation (depreciation)
             of investments                                                  (11,126)          (1,834)         (18,292)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               (5,104)             657          (11,357)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                12,013               --           20,209
      Policy terminations, withdrawal payments and charges                   (15,276)         (39,951)         (22,076)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (3,263)         (39,951)          (1,867)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             (8,367)         (39,294)         (13,224)

Net assets at the beginning of year or period                                182,160           39,514           83,804
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          173,793              220           70,580
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $            5,653                3            1,378
      Net realized gains (losses) on investments                               1,511                3            7,038
      Net change in unrealized appreciation (depreciation)
             of investments                                                   11,183               31           14,334
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               18,347               37           22,750

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                11,572               --           25,299
      Policy terminations, withdrawal payments and charges                   (13,676)             (59)         (19,342)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (2,104)             (59)           5,957
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                             16,243              (22)          28,707

Net assets at the beginning of year                                          173,793              220           70,580
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $          190,036              198           99,287
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                  ------------------------------------------------------------------
                                                                                                          INVESCO
                                                                                       INVESCO           OPPHMR VI
                                                                   FIDELITY VIP       OPPHMR VI        MS SM CAP SR
                                                                  VALUE STRAT IC     GLOBAL SR I             I
                                                                  ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          223             496                 76
      Net realized gains (losses) on investments                              249           7,851              3,919
      Net change in unrealized appreciation (depreciation)
             of investments                                                (5,990)        (18,431)            (6,651)
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (5,518)        (10,084)            (2,656)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             13,065          33,715              5,885
      Policy terminations, withdrawal payments and charges                (12,581)        (13,269)            (3,892)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    484          20,446              1,993
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                          (5,034)         10,362               (663)

Net assets at the beginning of year or period                              32,286          50,639             23,621
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    27,252          61,001             22,958
                                                                  ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          457             626                 41
      Net realized gains (losses) on investments                            1,004          12,602              2,704
      Net change in unrealized appreciation (depreciation)
             of investments                                                 7,616           5,979              2,667
                                                                  ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             9,077          19,207              5,412

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             13,720          11,576              4,995
      Policy terminations, withdrawal payments and charges                (13,477)        (12,876)            (9,118)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    243          (1,300)            (4,123)
                                                                  ------------------------------------------------------------------

Increase (decrease) in net assets                                           9,320          17,907              1,289

Net assets at the beginning of year                                        27,252          61,001             22,958
                                                                  ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                              36,572          78,908             24,247
                                                                  ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  35

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                         IVY VIP        IVY VIP CORE      IVY VIP HIGH
                                                                     BALANCED CL II     EQUITY CL II      INCOME CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           32,082              563                50
      Net realized gains (losses) on investments                             (29,864)          15,173               (25)
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (109,455)         (27,043)              (83)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (107,237)         (11,307)              (58)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               280,795           47,930             3,227
      Policy terminations, withdrawal payments and charges                  (352,912)         (63,492)           (2,372)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (72,117)         (15,562)              855
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                           (179,354)         (26,869)              797

Net assets at the beginning of year or period                              2,901,155          281,150               844
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $        2,721,801          254,281             1,641
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           40,665              869               398
      Net realized gains (losses) on investments                             111,606           27,171               (52)
      Net change in unrealized appreciation (depreciation)
             of investments                                                  428,084           50,452               160
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              580,355           78,492               506

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               463,885           50,357            11,216
      Policy terminations, withdrawal payments and charges                  (513,372)         (53,520)           (4,229)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   (49,487)          (3,163)            6,987
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                            530,868           75,329             7,493

Net assets at the beginning of year                                        2,721,801          254,281             1,641
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $        3,252,669          329,610             9,134
                                                                   =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   -----------------------------------------------------------------

                                                                    IVY VIP INTL       IVY VIP MICRO      IVY VIP
                                                                   CORE EQUITY CL       CAP GROWTH       SCIENCE &
                                                                         II              CL II (A)      TECH CL II
                                                                   -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        53,053              (887)             --
      Net realized gains (losses) on investments                           184,792            54,654           6,971
      Net change in unrealized appreciation (depreciation)
             of investments                                               (902,444)          (24,876)         (8,088)
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (664,599)           28,891          (1,117)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             643,589           133,707          18,915
      Policy terminations, withdrawal payments and charges                (817,803)         (468,239)        (19,137)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (174,214)         (334,532)           (222)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                         (838,813)         (305,641)         (1,339)

Net assets at the beginning of year or period                            3,747,661           305,641          29,007
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  2,908,848                --          27,668
                                                                   =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        46,734                --              --
      Net realized gains (losses) on investments                           121,668                --           1,627
      Net change in unrealized appreciation (depreciation)
             of investments                                                319,897                --           8,961
                                                                   -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            488,299                --          10,588

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             179,731                --          15,384
      Policy terminations, withdrawal payments and charges                (715,153)               --         (28,133)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (535,422)               --         (12,749)
                                                                   -----------------------------------------------------------------

Increase (decrease) in net assets                                          (47,123)               --          (2,161)

Net assets at the beginning of year                                      2,908,848                --          27,668
                                                                   -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            2,861,725                --          25,507
                                                                   =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  36

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                     ----------------------------------------------------------------

                                                                                         IVY VIP SMALL
                                                                      IVY VIP SMALL       CAP GROWTH       IVY VIP VALUE
                                                                     CAP CORE CL II        CL II (B)           CL II
                                                                     ----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $           (1,648)             (163)           12,189
      Net realized gains (losses) on investments                             184,167               240            23,635
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (297,564)           (5,671)         (109,248)
                                                                     ----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (115,045)           (5,594)          (73,424)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                               378,830           295,453           216,649
      Policy terminations, withdrawal payments and charges                  (180,993)           (3,474)          (67,728)
                                                                     ----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                   197,837           291,979           148,921
                                                                     ----------------------------------------------------------------

Increase (decrease) in net assets                                             82,792           286,385            75,497

Net assets at the beginning of year or period                                858,229                --           736,624
                                                                     ----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $          941,021           286,385           812,121
                                                                     ================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $           (2,969)             (958)            4,398
      Net realized gains (losses) on investments                             185,175            42,500            51,282
      Net change in unrealized appreciation (depreciation)
             of investments                                                   44,894            18,325           151,453
                                                                     ----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              227,100            59,867           207,133

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                94,126            32,512            53,098
      Policy terminations, withdrawal payments and charges                   (86,534)         (218,318)         (114,093)
                                                                     ----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                     7,592          (185,806)          (60,995)
                                                                     ----------------------------------------------------------------

Increase (decrease) in net assets                                            234,692          (125,939)          146,138

Net assets at the beginning of year                                          941,021           286,385           812,121
                                                                     ----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $        1,175,713           160,446           958,259
                                                                     ================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    -----------------------------------------------------------------

                                                                      JANUS             JANUS
                                                                    HENDERSON         HENDERSON         LORD ABBETT
                                                                    FORTY SS         OVERSEAS SS       MID CAP STOCK
                                                                    -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                      (1,383)          24,797                422
      Net realized gains (losses) on investments                          72,270            7,398                (54)
      Net change in unrealized appreciation (depreciation)
             of investments                                              (76,067)        (301,548)           (11,049)
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (5,180)        (269,353)           (10,681)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                           198,200          403,819             25,165
      Policy terminations, withdrawal payments and charges               (98,665)         (98,179)           (53,255)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                99,535          305,640            (28,090)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                         94,355           36,287            (38,771)

Net assets at the beginning of year or period                            350,152        1,478,758             98,594
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                  444,507        1,515,045             59,823
                                                                    =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                      (1,544)          27,946                536
      Net realized gains (losses) on investments                          56,915           16,149             (3,402)
      Net change in unrealized appreciation (depreciation)
             of investments                                              104,381          342,258             15,215
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          159,752          386,353             12,349

Policy transactions (notes 3 and 6)
      Policy purchase payments                                            48,880           88,652             20,909
      Policy terminations, withdrawal payments and charges              (119,558)        (174,801)           (27,057)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (70,678)         (86,149)            (6,148)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                         89,074          300,204              6,201

Net assets at the beginning of year                                      444,507        1,515,045             59,823
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                            533,581        1,815,249             66,024
                                                                    =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  37

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    -----------------------------------------------------------------

                                                                                          MFS TOTAL        MORNINGSTAR
                                                                        MFS EMRG         RETURN BOND      BALANCED ETF
                                                                        MKT EQ IC          SER IC             CL I
                                                                    -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               49              180             2,262
      Net realized gains (losses) on investments                               1,683             (206)            8,820
      Net change in unrealized appreciation (depreciation)
             of investments                                                   (3,691)              (1)          (18,297)
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               (1,959)             (27)           (7,215)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                10,599            8,560            36,012
      Policy terminations, withdrawal payments and charges                    (9,479)          (7,904)          (23,605)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                     1,120              656            12,407
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                               (839)             629             5,192

Net assets at the beginning of year or period                                 14,283            2,052           106,041
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           13,444            2,681           111,233
                                                                    =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               52               59             2,270
      Net realized gains (losses) on investments                                 190              114            (4,545)
      Net change in unrealized appreciation (depreciation)
             of investments                                                    1,769               53            19,560
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                2,011              226            17,285

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 6,505            2,479            34,100
      Policy terminations, withdrawal payments and charges                   (12,322)          (3,634)          (47,584)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (5,817)          (1,155)          (13,484)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                             (3,806)            (929)            3,801

Net assets at the beginning of year                                           13,444            2,681           111,233
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $            9,638            1,752           115,034
                                                                    =================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                    -----------------------------------------------------------------

                                                                    MORNINGSTAR       MORNINGSTAR      PIONEER MID
                                                                    GROWTH ETF         INC & GRO        CAP VALUE
                                                                       CL I         ASSET ALL CL I      VCT CL I
                                                                    -----------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                        1,468              977               87
      Net realized gains (losses) on investments                            8,143            1,293              725
      Net change in unrealized appreciation (depreciation)
             of investments                                               (16,981)          (4,089)          (3,406)
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (7,370)          (1,819)          (2,594)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             24,784           14,255           10,541
      Policy terminations, withdrawal payments and charges                (16,917)          (9,430)          (9,437)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  7,867            4,825            1,104
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                             497            3,006           (1,490)

Net assets at the beginning of year or period                              84,497           40,061           14,043
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    84,994           43,067           12,553
                                                                    =================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                        1,660              978              114
      Net realized gains (losses) on investments                            1,417             (110)            (780)
      Net change in unrealized appreciation (depreciation)
             of investments                                                13,881            4,726            3,347
                                                                    -----------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            16,958            5,594            2,681

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             28,345           13,356            9,101
      Policy terminations, withdrawal payments and charges                (28,442)         (15,334)         (13,330)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (97)          (1,978)          (4,229)
                                                                    -----------------------------------------------------------------

Increase (decrease) in net assets                                          16,861            3,616           (1,548)

Net assets at the beginning of year                                        84,994           43,067           12,553
                                                                    -----------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                             101,855           46,683           11,005
                                                                    =================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  38

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                        SFT CORE        SFT CORE           SFT GOVT
                                                                        BOND CL 1       BOND CL 2        MONEY MARKET
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               (1)        (4,642)            16,389
      Net realized gains (losses) on investments                                  22         16,209                 --
      Net change in unrealized appreciation (depreciation)
             of investments                                                      147        (26,030)                --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  168        (14,463)            16,389

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                20,560        953,177          2,459,321
      Policy terminations, withdrawal payments and charges                      (874)      (636,392)        (2,202,019)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    19,686        316,785            257,302
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             19,854        302,322            273,691

Net assets at the beginning of year or period                                 10,558      1,464,464          1,515,362
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           30,412      1,766,786          1,789,053
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $              (12)        (5,627)            20,752
      Net realized gains (losses) on investments                                 445         69,525                 --
      Net change in unrealized appreciation (depreciation)
             of investments                                                    1,984      1,096,375                 --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                2,417      1,160,273             20,752

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 2,940     41,889,360          2,450,884
      Policy terminations, withdrawal payments and charges                    (7,216)    (1,241,530)        (2,851,804)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (4,276)    40,647,830           (400,920)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                             (1,859)    41,808,103           (380,168)

Net assets at the beginning of year                                           30,412      1,766,786          1,789,053
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $           28,553     43,574,889          1,408,885
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                    SFT INDEX         SFT INDEX       SFT INDEX
                                                                   400 MC CL 1       400 MC CL 2      500 CL 1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                          --           (6,601)           (114)
      Net realized gains (losses) on investments                             367        1,201,313           7,615
      Net change in unrealized appreciation (depreciation)
             of investments                                                 (945)      (3,922,959)        (14,364)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             (578)      (2,728,247)         (6,863)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             2,802        1,252,620          23,554
      Policy terminations, withdrawal payments and charges                (3,155)      (2,146,062)        (27,380)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  (353)        (893,442)         (3,826)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                           (931)      (3,621,689)        (10,689)

Net assets at the beginning of year or period                              6,119       24,585,411         155,806
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                    5,188       20,963,722         145,117
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                          --           (7,027)           (113)
      Net realized gains (losses) on investments                             441        7,951,233          10,623
      Net change in unrealized appreciation (depreciation)
             of investments                                                  604       (3,863,470)         33,473
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            1,045        4,080,736          43,983

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             4,221          419,273          26,861
      Policy terminations, withdrawal payments and charges                (7,371)     (14,542,911)        (33,713)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (3,150)     (14,123,638)         (6,852)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         (2,105)     (10,042,902)         37,131

Net assets at the beginning of year                                        5,188       20,963,722         145,117
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                              3,083       10,920,820         182,248
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  39

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                        SFT INDEX        SFT INTL BOND     SFT IVY
                                                                        500 CL 2             CL 2          GROWTH
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $         (112,273)             (937)        (3,224)
      Net realized gains (losses) on investments                           5,013,787             3,248         73,777
      Net change in unrealized appreciation (depreciation)
             of investments                                               (8,612,725)            1,860         (2,988)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           (3,711,211)            4,171         67,565

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             6,903,381           411,887        117,719
      Policy terminations, withdrawal payments and charges                (8,199,773)         (118,300)      (199,210)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (1,296,392)          293,587        (81,491)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         (5,007,603)          297,758        (13,926)

Net assets at the beginning of year or period                             75,666,886            83,271      2,850,642
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $       70,659,283           381,029      2,836,716
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $         (120,384)             (980)        (3,416)
      Net realized gains (losses) on investments                          20,767,652             1,713        104,125
      Net change in unrealized appreciation (depreciation)
             of investments                                               (2,723,446)            4,600        923,085
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           17,923,822             5,333      1,023,794

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             2,750,467            28,486         93,850
      Policy terminations, withdrawal payments and charges               (33,192,502)          (54,131)      (230,543)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions               (30,442,035)          (25,645)      (136,693)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                        (12,518,213)          (20,312)       887,101

Net assets at the beginning of year                                       70,659,283           381,029      2,836,716
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $       58,141,070           360,717      3,723,817
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                   SFT IVY SMALL      SFT MORTGAGE       SFT MORTGAGE
                                                                    CAP GROWTH          CL 1 (C)           CL 2 (C)
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                       (1,378)               --               (512)
      Net realized gains (losses) on investments                           49,017                16             22,734
      Net change in unrealized appreciation (depreciation)
             of investments                                               (54,588)             (191)           (24,987)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (6,949)             (175)            (2,765)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             77,938               260             13,507
      Policy terminations, withdrawal payments and charges               (123,012)          (15,108)          (230,233)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (45,074)          (14,848)          (216,726)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                         (52,023)          (15,023)          (219,491)

Net assets at the beginning of year or period                             332,663            15,023            219,491
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                   280,640                --                 --
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                       (1,241)               --                 --
      Net realized gains (losses) on investments                           43,946                --                 --
      Net change in unrealized appreciation (depreciation)
             of investments                                                21,603                --                 --
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            64,308                --                 --

Policy transactions (notes 3 and 6)
      Policy purchase payments                                             75,416                --                 --
      Policy terminations, withdrawal payments and charges               (107,086)               --                 --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                (31,670)               --                 --
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          32,638                --                 --

Net assets at the beginning of year                                       280,640                --                 --
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                             313,278                --                 --
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

  40

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                     Statements of Changes in Net Assets

              Years or Periods ended December 31, 2019 and 2018

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------
                                                                                                               SFT
                                                                                                           WELLINGTON
                                                                        SFT REAL         SFT REAL        CORE EQUITY CL
                                                                       ESTATE CL 1      ESTATE CL 2             1
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                              $               --          (2,801)            (1,223)
      Net realized gains (losses) on investments                                 155         (15,854)            21,969
      Net change in unrealized appreciation (depreciation)
             of investments                                                   (1,509)        (50,551)           (28,746)
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               (1,354)        (69,206)            (8,000)

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 3,028         596,842             49,345
      Policy terminations, withdrawal payments and charges                    (2,434)       (226,338)           (64,595)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                       594         370,504            (15,250)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                               (760)        301,298            (23,250)

Net assets at the beginning of year or period                                 26,322       1,005,677            382,260
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                           $           25,562       1,306,975            359,010
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                              $               --          (3,564)            (1,223)
      Net realized gains (losses) on investments                                 909          46,895             37,576
      Net change in unrealized appreciation (depreciation)
             of investments                                                    5,253         264,200             82,894
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                6,162         307,531            119,247

Policy transactions (notes 3 and 6)
      Policy purchase payments                                                 4,390          49,726             51,596
      Policy terminations, withdrawal payments and charges                    (5,501)       (424,866)           (89,069)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                    (1,111)       (375,140)           (37,473)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                              5,051         (67,609)            81,774

Net assets at the beginning of year                                           25,562       1,306,975            359,010
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                     $           30,613       1,239,366            440,784
                                                                   ==================================================================

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                   ------------------------------------------------------------------

                                                                    VAN ECK VIP       VANGUARD VIF      VANGUARD VIF
                                                                    GLOBAL HARD        DIVERSIFIED       TOTAL BOND
                                                                      ASSETS              VALUE            MARKET
                                                                   ------------------------------------------------------------------

YEAR OR PERIOD ENDED DECEMBER 31, 2018
Operations
      Investment income (loss) - net                                           --             2,096               858
      Net realized gains (losses) on investments                              286             5,233              (880)
      Net change in unrealized appreciation (depreciation)
             of investments                                                (2,729)          (17,167)               48
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (2,443)           (9,838)               26

Policy transactions (notes 3 and 6)
      Policy purchase payments                                              9,440            60,461            34,291
      Policy terminations, withdrawal payments and charges                 (7,701)          (44,378)          (22,096)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                  1,739            16,083            12,195
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                            (704)            6,245            12,221

Net assets at the beginning of year or period                               8,948            92,136            41,520
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR OR PERIOD                                     8,244            98,381            53,741
                                                                   ==================================================================

YEAR ENDED DECEMBER 31, 2019
Operations
      Investment income (loss) - net                                           --             2,916             1,321
      Net realized gains (losses) on investments                           (1,589)            3,164               483
      Net change in unrealized appreciation (depreciation)
             of investments                                                 2,183            20,097             3,105
                                                                   ------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations               594            26,177             4,909

Policy transactions (notes 3 and 6)
      Policy purchase payments                                              6,870            60,448            39,894
      Policy terminations, withdrawal payments and charges                (11,782)          (42,357)          (25,209)
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets from policy transactions                 (4,912)           18,091            14,685
                                                                   ------------------------------------------------------------------

Increase (decrease) in net assets                                          (4,318)           44,268            19,594

Net assets at the beginning of year                                         8,244            98,381            53,741
                                                                   ------------------------------------------------------------------

NET ASSETS AT THE END OF YEAR                                               3,926           142,649            73,335
                                                                   ==================================================================

See accompanying notes to financial statements.
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018 and for the year ended December 31, 2019.
(c) For the period from January 1, 2018 through November 30, 2018.

  41

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(1)     ORGANIZATION AND BASIS OF PRESENTATION

        The Minnesota Life Variable Universal Life Account (the Account), was
        established on August 8, 1994 as a segregated asset account of
        Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment
        Company Act of 1940 (as amended). The Account commenced operations on
        March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-five segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

        The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

          -    American Funds IS(R) Global Growth Fund - Class 1 Shares (Amer
               Funds IS Global Growth Cl 1)
          -    American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer
               Funds IS New World Cl 1)
          -    Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class
               (Fidelity VIP Asset Mgr Growth IC)
          -    Fidelity(R) VIP Asset Manager Portfolio - Initial Class
               (Fidelity VIP Asset Mgr IC)
          -    Fidelity(R) VIP Balanced Portfolio - Initial Class (Fidelity VIP
               Balanced IC)
          -    Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
               (Fidelity VIP Contrafund IC)
          -    Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class
               (Fidelity VIP Disc Sm Cap IC)
          -    Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial
               Class (Fidelity VIP Dynamic Cap App IC)
          -    Fidelity(R) VIP Emerging Markets Portfolio - Initial Class
               (Fidelity VIP Emerging Markets IC)
          -    Fidelity(R) VIP Equity-Income Portfolio - Initial Class
               (Fidelity VIP Equity-Income IC)
          -    Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (Fidelity
               VIP Freedom 2010 IC)
          -    Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (Fidelity
               VIP Freedom 2015 IC)
          -    Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (Fidelity
               VIP Freedom 2020 IC)
          -    Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (Fidelity
               VIP Freedom 2025 IC)
          -    Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (Fidelity
               VIP Freedom 2030 IC)
          -    Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (Fidelity
               VIP Freedom 2035 IC)
          -    Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (Fidelity
               VIP Freedom 2040 IC)
          -    Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (Fidelity
               VIP Freedom 2045 IC)
          -    Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (Fidelity
               VIP Freedom 2050 IC)
          -    Fidelity(R) VIP Freedom Income Portfolio - Initial Class
               (Fidelity VIP Freedom Income IC)
          -    Fidelity(R) VIP FundsManager 20% Portfolio - Service Class
               (Fidelity VIP Funds Mgr 20% SC)
          -    Fidelity(R) VIP FundsManager 50% Portfolio - Service Class
               (Fidelity VIP Funds Mgr 50% SC)
          -    Fidelity(R) VIP FundsManager 60% Portfolio - Service Class
               (Fidelity VIP Funds Mgr 60% SC)
          -    Fidelity(R) VIP FundsManager 70% Portfolio - Service Class
               (Fidelity VIP Funds Mgr 70% SC)
          -    Fidelity(R) VIP FundsManager 85% Portfolio - Service Class
               (Fidelity VIP Funds Mgr 85% SC)
          -    Fidelity(R) VIP Government Money Market Portfolio - Initial
               Class (Fidelity VIP Govt Money Mkt IC)
          -    Fidelity(R) VIP Growth & Income Portfolio - Initial Class
               (Fidelity VIP Growth & Inc IC)
          -    Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class
               (Fidelity VIP Growth Opp IC)
          -    Fidelity(R) VIP Growth Portfolio - Initial Class (Fidelity VIP
               Growth Port IC)
          -    Fidelity(R) VIP High Income Portfolio - Initial Class (Fidelity
               VIP High lnc IC)
          -    Fidelity(R) VIP Index 500 Portfolio - Initial Class (Fidelity
               VIP Index 500 IC)
          -    Fidelity(R) VIP International Capital Appreciation Portfolio -
               Initial Class (Fidelity VIP Intl Cap App IC)
          -    Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
               (Fidelity VIP Invest Grade IC)

  42

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

          -    Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP
               Mid Cap IC)
          -    Fidelity(R) VIP Overseas Portfolio - Initial Class (Fidelity VIP
               Overseas IC)
          -    Fidelity(R) VIP Real Estate Portfolio - Initial Class (Fidelity
               VIP Real Estate IC)
          -    Fidelity(R) VIP Strategic Income Portfolio - Initial Class
               (Fidelity VIP Strat Income IC)
          -    Fidelity(R) VIP Target Volatility - Service Class (Fidelity VIP
               Target Vol IC)
          -    Fidelity(R) VIP Value Portfolio - Initial Class (Fidelity VIP
               Value IC)
          -    Fidelity(R) VIP Value Strategies Portfolio - Initial Class
               (Fidelity VIP Value Strat IC)
          -    Invesco Oppenheimer V.I. Global Fund - Series I Shares (Invesco
               Opphmr VI Global Sr I)
          -    Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
               Shares (Invesco Opphmr VI MS Sm Cap Sr I)
          -    Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)
          -    Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
          -    Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
          -    Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core
               Equity Cl II)
          -    Ivy VIP - Science and Technology Class II (Ivy VIP Science &
               Tech Cl II)
          -    Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl
               II)
          -    Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl
               II)
          -    Ivy VIP - Value Class II (Ivy VIP Value Cl II)
          -    Janus Aspen Series - Janus Henderson Forty Portfolio - Service
               Shares (Janus Henderson Forty SS)
          -    Janus Aspen Series - Janus Henderson Overseas Portfolio -
               Service Shares (Janus Henderson Overseas SS)
          -    Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap
               Stock)
          -    MFS(R) Emerging Markets Equity Portfolio - Initial Class (MFS
               Emrg Mkt Eq IC)
          -    MFS(R) Total Return Bond Series - Initial Class (MFS Total
               Return Bond Ser IC)
          -    Morningstar Balanced ETF Asset Allocation Portfolio - Class I
               Shares (Morningstar Balanced ETF Cl I)
          -    Morningstar Growth ETF Asset Allocation Portfolio - Class I
               Shares (Morningstar Growth ETF Cl I)
          -    Morningstar Income and Growth Asset Allocation Portfolio - Class
               I Shares (Morningstar Inc & Gro Asset All Cl I)
          -    Pioneer Mid Cap Value VCT Portfolio - Class I Shares (Pioneer
               Mid Cap Value VCT Cl I)
          -    Securian Funds Trust - SFT Core Bond Fund - Class 1 Shares (SFT
               Core Bond Cl 1)
          -    Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT
               Core Bond Cl 2)
          -    Securian Funds Trust - SFT Government Money Market Fund (SFT
               Govt Money Market)
          -    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 1
               Shares (SFT Index 400 MC Cl 1)
          -    Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2
               Shares (SFT Index 400 MC Cl 2)
          -    Securian Funds Trust - SFT Index 500 Fund - Class 1 Shares (SFT
               Index 500 Cl 1)
          -    Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT
               Index 500 Cl 2)
          -    Securian Funds Trust - SFT International Bond Fund - Class 2
               Shares (SFT Intl Bond Cl 2)
          -    Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy
               Growth)
          -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT
               Ivy Small Cap Growth)
          -    Securian Funds Trust - SFT Real Estate Securities Fund - Class 1
               Shares (SFT Real Estate Cl 1)
          -    Securian Funds Trust - SFT Real Estate Securities Fund - Class 2
               Shares (SFT Real Estate Cl 2)
          -    Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1
               Shares (SFT Wellington Core Equity Cl 1)
          -    Van Eck VIP Global Hard Assets Fund (Van Eck VIP Global Hard
               Assets)
          -    Vanguard(R) Variable Insurance Fund Diversified Value Portfolio
               (Vanguard VIF Diversified Value)
          -    Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio
               (Vanguard VIF Total Bond Market)

        The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified
        (except Securian Funds Trust - SFT International Bond Fund - Class 2
        Shares, which is non-diversified), open-end management investment company.

        Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and
        Securian AM are affiliate companies of Minnesota Life.

  43

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        The following sub-accounts merged during 2018:

                       CLOSED PORTFOLIO                                   RECEIVING PORTFOLIO                     EFFECTIVE DATE
        ----------------------------------------------      ---------------------------------------------       ------------------

        Ivy VIP - Micro Cap Growth Cl II                    Ivy VIP - Small Cap Growth Cl II                    November 2, 2018

        Securian Funds Trust - SFT Mortgage Securities      Securian Funds Trust - SFT Core Bond Fund -         November 30, 2018
        Fund - Class 1 Shares                               Class 1 Shares

        Securian Funds Trust - SFT Mortgage Securities      Securian Funds Trust - SFT Core Bond Fund -         November 30, 2018
        Fund - Class 2 Shares                               Class 2 Shares

        The following sub-accounts had a name change during 2018 and 2019:

                       FORMER NAME                                    CURRENT NAME                        EFFECTIVE DATE
       -----------------------------------------------  -----------------------------------------------  ----------------

       Securian Funds Trust - SFT Advantus Bond         Securian Funds Trust - SFT Core Bond Fund -         May 1, 2018
       Fund - Class 1 Shares                            Class 1 Shares

       Securian Funds Trust - SFT Advantus Bond         Securian Funds Trust - SFT Core Bond Fund -         May 1, 2018
       Fund - Class 2 Shares                            Class 2 Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT Government Money         May 1, 2018
       Government Money Market Fund                     Market Fund

       Securian Funds Trust - SFT Advantus Index 400    Securian Funds Trust - SFT Index 400 Mid-Cap        May 1, 2018
       Mid-Cap Fund - Class 1 Shares                    Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Index 400    Securian Funds Trust - SFT Index 400 Mid-Cap        May 1, 2018
       Mid-Cap Fund - Class 2 Shares                    Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Index 500    Securian Funds Trust - SFT Index 500 Fund -         May 1, 2018
       Fund - Class 1 Shares                            Class 1 Shares

       Securian Funds Trust - SFT Advantus Index 500    Securian Funds Trust - SFT Index 500 Fund -         May 1, 2018
       Fund - Class 2 Shares                            Class 2 Shares

       Securian Funds Trust - SFT Advantus              Securian Funds Trust - SFT International Bond       May 1, 2018
       International Bond Fund - Class 2 Shares         Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Mortgage     Securian Funds Trust - SFT Mortgage Securities      May 1, 2018
       Securities Fund - Class 1 Shares                 Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Mortgage     Securian Funds Trust - SFT Mortgage Securities      May 1, 2018
       Securities Fund - Class 2 Shares                 Fund - Class 2 Shares

       Securian Funds Trust - SFT Advantus Real Estate  Securian Funds Trust - SFT Real Estate              May 1, 2018
       Securities Fund - Class 1 Shares                 Securities Fund - Class 1 Shares

       Securian Funds Trust - SFT Advantus Real Estate  Securian Funds Trust - SFT Real Estate              May 1, 2018
       Securities Fund - Class 2 Shares                 Securities Fund - Class 2 Shares

       Oppenheimer Variable Account Funds - Global      Invesco Oppenheimer V.I. Global Fund - Series I    May 24, 2019
       Fund/VA - Non-Service Shares                     Shares

       Oppenheimer Variable Account Funds - Main        Invesco Oppenheimer V.I. Main Street Small         May 24, 2019
       Street Small Cap Fund(R)/VA - Non-Service        Cap Fund - Series I Shares
       Shares

  44

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards
        Board (FASB) Accounting Standards Codification (ASC) Topic 946,
        Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

        (A)    USE OF ESTIMATES

               The preparation of financial statements in conformity with U.S.
               generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those
               estimates.

        (B)    INVESTMENTS IN UNDERLYING FUNDS

               Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

               Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds.
               Realized gain distributions are reinvested in the respective underlying funds.

               All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account
               "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds.
               Therefore, no dividend income is recorded in the Statements of
               Operations related to such consent dividends.

        (C)    FEDERAL INCOME TAXES

               The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on
               investment income or capital gain distributions received by the
               Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)     EXPENSES AND RELATED PARTY TRANSACTIONS

        (A)    MORTALITY AND EXPENSE CHARGE

               The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value
               calculation.

               OPTION 1               0.50% of average daily net assets
               OPTION 2               0.25% of average daily net assets
               OPTION 3               No mortality and expense charge

  45

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

       (B)    POLICY PURCHASE PAYMENTS

              Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

              A sales load of up to 5.00% is deducted from each premium
              payment. The total sales charges deducted from premium payments for the years ended December 31, 2019 and 2018 are as follows:

                                             2019                  2018
                                         ------------           -----------

              OPTION 1                   $     35,189           $    39,152
              OPTION 2                        100,524               100,904
              OPTION 3                            699                   699

       (C)    STATE PREMIUM TAX CHARGE

              A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2019 and
              2018 are as follows:

                                               2019                   2018
                                           ------------           ------------

              OPTION 1                     $     40,970           $     43,107
              OPTION 2                          438,269                442,759
              OPTION 3                            4,055                  4,566

       (D)    FEDERAL TAX CHARGE

              A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset
              additional corporate federal income taxes incurred by Minnesota
              Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2019 and
              2018 are as follows:

                                               2019                    2018
                                           ------------            ------------

              OPTION 1                     $      7,383            $      7,246
              OPTION 2                          138,928                 141,773
              OPTION 3                              973                   1,037

       (E)    CASH VALUE CHARGES

              In addition to deductions from premium payments, an
              administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

  46

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               The total cash value charges for the years or periods ended
               December 31, 2019 and 2018 are as follows:

                      SUB-ACCOUNT -- OPTION 1                              2019                    2018
                      ------------------------------------             -----------              -----------

                      Amer Funds IS Global Growth Cl 1                 $     1,412              $     3,303
                      Amer Funds IS New World Cl 1                           1,657                    1,356
                      Fidelity VIP Equity-Income IC                         27,807                   25,350
                      Fidelity VIP High lnc IC                               6,130                    5,684
                      Ivy VIP Balanced Cl II                                53,866                   59,117
                      Ivy VIP Core Equity Cl II                             11,031                   10,063
                      Ivy VIP High Income Cl II                                498                      191
                      Ivy VIP Intl Core Equity Cl II                        23,864                   26,741
                      Ivy VIP Micro Cap Growth Cl II (a)                        --                    6,350
                      Ivy VIP Small Cap Core Cl II                          12,199                   11,942
                      Ivy VIP Small Cap Growth Cl II (b)                     8,485                    1,326
                      Ivy VIP Value Cl II                                   33,258                   31,606
                      Janus Henderson Forty SS                               9,111                    7,773
                      Janus Henderson Overseas SS                           14,072                   13,918
                      Morningstar Balanced ETF Cl I                            280                       98
                      Morningstar Growth ETF Cl I                              809                      614
                      Morningstar Inc & Gro Asset All Cl I                      26                       38
                      SFT Core Bond Cl 2                                   139,932                  124,601
                      SFT Govt Money Market                                 69,722                   73,551
                      SFT Index 400 MC Cl 2                                 21,255                   27,235
                      SFT Index 500 Cl 2                                   265,292                  251,443
                      SFT Intl Bond Cl 2                                     3,073                    3,155
                      SFT Ivy Growth                                        50,114                   49,645
                      SFT Ivy Small Cap Growth                              42,429                   40,564
                      SFT Mortgage Cl 2 (c)                                     --                    4,388
                      SFT Real Estate Cl 2                                   6,882                    6,153
                      SFT Wellington Core Equity Cl 1                       55,782                   52,263
                      Vanguard VIF Diversified Value                           862                      895
                      Vanguard VIF Total Bond Market                           498                      349

                      SUB-ACCOUNT -- OPTION 2
                      ------------------------------------

                      Amer Funds IS Global Growth Cl 1                   24,841                 20,346
                      Amer Funds IS New World Cl 1                        2,403                  1,713
                      Fidelity VIP Asset Mgr Growth IC                  106,262                109,618
                      Fidelity VIP Asset Mgr IC                          51,886                 50,060
                      Fidelity VIP Balanced IC                           79,897                 80,837
                      Fidelity VIP Contrafund IC                        547,165                614,815
                      Fidelity VIP Disc Sm Cap IC                         7,617                  9,257
                      Fidelity VIP Dynamic Cap App IC                    13,054                 14,942
                      Fidelity VIP Emerging Markets IC                   10,932                 12,497
                      Fidelity VIP Equity-Income IC                     196,351                194,745
                      Fidelity VIP Freedom 2010 IC                        1,724                  1,699
                      Fidelity VIP Freedom 2015 IC                        6,655                  5,937
                      Fidelity VIP Freedom 2020 IC                        8,838                  8,753
                      Fidelity VIP Freedom 2025 IC                       24,485                 24,356
                      Fidelity VIP Freedom 2030 IC                       31,441                 28,725
                      Fidelity VIP Freedom 2035 IC                       12,180                 14,079
                      Fidelity VIP Freedom 2040 IC                        9,716                  8,569

  47

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                      SUB-ACCOUNT -- OPTION 2 (CONT.)                      2019                    2018
                      ------------------------------------             -----------              -----------

                      Fidelity VIP Freedom 2045 IC                     $     5,274              $     4,306
                      Fidelity VIP Freedom 2050 IC                           6,030                    7,655
                      Fidelity VIP Freedom Income IC                           847                      824
                      Fidelity VIP Funds Mgr 20% SC                          5,197                    3,542
                      Fidelity VIP Funds Mgr 50% SC                            637                      844
                      Fidelity VIP Funds Mgr 60% SC                          1,978                    1,938
                      Fidelity VIP Funds Mgr 70% SC                          1,910                    1,914
                      Fidelity VIP Funds Mgr 85% SC                            487                    1,386
                      Fidelity VIP Govt Money Mkt IC                       239,397                  236,719
                      Fidelity VIP Growth & Inc IC                         155,988                  169,880
                      Fidelity VIP Growth Opp IC                           185,212                  183,681
                      Fidelity VIP Growth Port IC                          489,926                  503,004
                      Fidelity VIP High lnc IC                              97,360                  105,052
                      Fidelity VIP Index 500 IC                            238,835                  229,955
                      Fidelity VIP Intl Cap App IC                          38,380                   34,942
                      Fidelity VIP Invest Grade IC                          51,585                   51,662
                      Fidelity VIP Mid Cap IC                              368,422                  395,280
                      Fidelity VIP Overseas IC                             181,708                  188,125
                      Fidelity VIP Real Estate IC                           23,023                   22,482
                      Fidelity VIP Strat Income IC                          11,507                   11,720
                      Fidelity VIP Target Vol IC                                58                      449
                      Fidelity VIP Value IC                                 19,474                   20,016
                      Fidelity VIP Value Strat IC                           13,374                   12,610
                      Invesco Opphmr VI Global Sr I                            173                      368
                      Ivy VIP Balanced Cl II                               118,861                  128,318
                      Ivy VIP Core Equity Cl II                             35,014                   29,464
                      Ivy VIP High Income Cl II                              3,455                    1,812
                      Ivy VIP Intl Core Equity Cl II                        75,140                   75,534
                      Ivy VIP Micro Cap Growth Cl II (a)                        --                   10,478
                      Ivy VIP Small Cap Core Cl II                          34,979                   32,310
                      Ivy VIP Small Cap Growth Cl II (b)                    15,910                    1,940
                      Ivy VIP Value Cl II                                   26,831                   24,163
                      Janus Henderson Forty SS                              38,093                   38,847
                      Janus Henderson Overseas SS                           71,848                   67,748
                      Lord Abbett Mid Cap Stock                                702                      755
                      MFS Emrg Mkt Eq IC                                     1,074                    1,886
                      MFS Total Return Bond Ser IC                             327                      449
                      Morningstar Balanced ETF Cl I                         21,396                   20,766
                      Morningstar Growth ETF Cl I                           17,168                   13,913
                      Morningstar Inc & Gro Asset All Cl I                   8,122                    8,921
                      SFT Core Bond Cl 1                                       471                       38
                      SFT Core Bond Cl 2                                   234,888                  241,712
                      SFT Govt Money Market                              2,006,420                1,935,791
                      SFT Index 400 MC Cl 2                                297,670                  311,501
                      SFT Index 500 Cl 1                                     3,128                    3,274
                      SFT Index 500 Cl 2                                   708,150                  703,744
                      SFT Intl Bond Cl 2                                    28,058                   29,475
                      SFT Ivy Growth                                        52,569                   69,108
                      SFT Ivy Small Cap Growth                              26,837                   27,979
                      SFT Mortgage Cl 2 (c)                                     --                    6,480
                      SFT Real Estate Cl 2                                  50,249                   41,508

  48

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                     SUB-ACCOUNT -- OPTION 2 (CONT.)                   2019                   2018
                     -----------------------------------            ----------             -----------

                     SFT Wellington Core Equity Cl 1                $      269             $       113
                     Vanguard VIF Diversified Value                     38,835                  39,677
                     Vanguard VIF Total Bond Market                     23,479                  19,329

                      SUB-ACCOUNT -- OPTION 3
                      ------------------------------------

                      Fidelity VIP High lnc IC                                  89                      789
                      Invesco Opphmr VI Global Sr I                         13,311                   13,806
                      Invesco Opphmr VI MS Sm Cap Sr I                       3,589                    3,707
                      Ivy VIP Balanced Cl II                                   450                      339
                      Ivy VIP Intl Core Equity Cl II                        21,970                   22,098
                      Ivy VIP Science & Tech Cl II                          19,186                   22,543
                      Janus Henderson Overseas SS                            5,275                    5,112
                      Lord Abbett Mid Cap Stock                             25,654                   27,103
                      MFS Emrg Mkt Eq IC                                     6,596                    7,482
                      MFS Total Return Bond Ser IC                           3,466                    5,820
                      Pioneer Mid Cap Value VCT Cl I                         9,671                    9,489
                      SFT Core Bond Cl 1                                     3,249                      899
                      SFT Core Bond Cl 2                                   751,043                  136,977
                      SFT Govt Money Market                                234,405                  252,180
                      SFT Index 400 MC Cl 1                                  5,045                    3,155
                      SFT Index 400 MC Cl 2                                542,983                  743,347
                      SFT Index 500 Cl 1                                    27,035                   23,828
                      SFT Index 500 Cl 2                                   925,609                1,259,153
                      SFT Ivy Growth                                        22,012                   18,343
                      SFT Mortgage Cl 1 (c)                                     --                      782
                      SFT Mortgage Cl 2 (c)                                     --                    1,985
                      SFT Real Estate Cl 1                                   3,826                    2,488
                      SFT Real Estate Cl 2                                   8,946                    8,515
                      Van Eck VIP Global Hard Assets                         8,499                    9,190

                      (a) For the period from January 1, 2018 through November
                          2, 2018.
                      (b) For the period from November 2, 2018 through December
                          31, 2018 and the year ended December 31, 2019.
                      (c) For the period from January 1, 2018 through November
                          30, 2018.

        (F)    OTHER

               To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds
               Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition,
               Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust.
               Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State
               Street, Inc. for daily fund accounting services. Securian Funds
               Trust also pays an administrative services fee to Minnesota
               Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

               On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed

  49

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

             to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

             -    Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund -
                  (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a
                  corresponding reduction in sub-account expenses, until
                  September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until
                  April 30, 2016, to those policy owners whose sub-account
                  invests in the fund.
             -    Securian Funds Trust - SFT Wellington Core Equity Fund -
                  Class 1 Shares - to the extent the fund's annual net
                  operating expenses exceeds 0.89% (Class 2 Shares) or 0.64%
                  (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each
                  policy outstanding on May 1, 2014, to those policy owners
                  whose sub-account invests in the fund.

             These fee waivers are reported on the Statements of Operations as
             "Fees Waived" of the respective sub-account.

(4)    FAIR VALUE MEASUREMENT

       In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
       Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

       The fair value of the Account's financial assets has been determined using available market information as of December 31, 2019. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

       The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity
       according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar
             securities, interest rates, credit risk and prepayment speed).

             Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own
             assumptions in determining the fair value of investments.

  50

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

        The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

        As of December 31, 2019, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)     INVESTMENT TRANSACTIONS

        The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2019 were as follows:

               SUB-ACCOUNT                                       PURCHASES                SALES
               -----------------------------------             -----------             -----------

               Amer Funds IS Global Growth Cl 1                $    65,857             $   118,728
               Amer Funds IS New World Cl 1                         11,866                   4,081
               Fidelity VIP Asset Mgr Growth IC                    450,817                 103,242
               Fidelity VIP Asset Mgr IC                            56,071                  53,916
               Fidelity VIP Balanced IC                             82,237                  83,128
               Fidelity VIP Contrafund IC                          858,204               1,001,895
               Fidelity VIP Disc Sm Cap IC                          12,106                   7,242
               Fidelity VIP Dynamic Cap App IC                      18,524                  15,231
               Fidelity VIP Emerging Markets IC                     14,716                  10,689
               Fidelity VIP Equity-Income IC                       438,238                 848,841
               Fidelity VIP Freedom 2010 IC                          2,018                   1,581
               Fidelity VIP Freedom 2015 IC                          6,553                   7,619
               Fidelity VIP Freedom 2020 IC                          8,485                   8,831
               Fidelity VIP Freedom 2025 IC                         24,908                  24,501
               Fidelity VIP Freedom 2030 IC                         28,582                  33,686
               Fidelity VIP Freedom 2035 IC                         11,873                  14,692
               Fidelity VIP Freedom 2040 IC                         10,355                   9,725
               Fidelity VIP Freedom 2045 IC                          5,072                   4,835
               Fidelity VIP Freedom 2050 IC                          6,321                   6,287
               Fidelity VIP Freedom Income IC                          922                     847
               Fidelity VIP Funds Mgr 20% SC                         5,447                   5,200
               Fidelity VIP Funds Mgr 50% SC                           587                     638
               Fidelity VIP Funds Mgr 60% SC                         2,470                   1,982
               Fidelity VIP Funds Mgr 70% SC                         1,972                   1,910
               Fidelity VIP Funds Mgr 85% SC                           380                     613
               Fidelity VIP Govt Money Mkt IC                      223,474                 239,956
               Fidelity VIP Growth & Inc IC                        181,903                 155,726
               Fidelity VIP Growth Opp IC                          205,600                 210,118
               Fidelity VIP Growth Port IC                         526,656                 670,866
               Fidelity VIP High lnc IC                            122,018                 105,225
               Fidelity VIP Index 500 IC                           255,772                 235,887
               Fidelity VIP Intl Cap App IC                         34,080                  37,784
               Fidelity VIP Invest Grade IC                         52,318                  51,730

  51

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

               SUB-ACCOUNT                                         PURCHASES                 SALES
               -------------------------------------             -----------              -----------

               Fidelity VIP Mid Cap IC                           $   461,066              $   437,295
               Fidelity VIP Overseas IC                              225,796                  733,238
               Fidelity VIP Real Estate IC                            30,463                   22,380
               Fidelity VIP Strat Income IC                           18,873                   13,974
               Fidelity VIP Target Vol IC                                  8                       58
               Fidelity VIP Value IC                                  32,438                   19,460
               Fidelity VIP Value Strat IC                            17,072                   13,527
               Invesco Opphmr VI Global Sr I                          22,255                   12,886
               Invesco Opphmr VI MS Sm Cap Sr I                        6,933                    9,118
               Ivy VIP Balanced Cl II                                757,120                  520,954
               Ivy VIP Core Equity Cl II                              81,316                   53,968
               Ivy VIP High Income Cl II                              11,628                    4,243
               Ivy VIP Intl Core Equity Cl II                        498,270                  717,061
               Ivy VIP Science & Tech Cl II                           17,300                   28,133
               Ivy VIP Small Cap Core Cl II                          293,124                   87,843
               Ivy VIP Small Cap Growth Cl II                         46,846                  218,856
               Ivy VIP Value Cl II                                   109,025                  115,551
               Janus Henderson Forty SS                               93,716                  120,330
               Janus Henderson Overseas SS                           117,858                  176,060
               Lord Abbett Mid Cap Stock                              22,502                   27,075
               MFS Emrg Mkt Eq IC                                      6,809                   12,323
               MFS Total Return Bond Ser IC                            2,539                    3,635
               Morningstar Balanced ETF Cl I                          38,851                   47,811
               Morningstar Growth ETF Cl I                            34,443                   28,598
               Morningstar Inc & Gro Asset All Cl I                   15,507                   15,427
               Pioneer Mid Cap Value VCT Cl I                          9,755                   13,330
               SFT Core Bond Cl 1                                      2,940                    7,228
               SFT Core Bond Cl 2                                 41,885,574                1,243,371
               SFT Govt Money Market                               2,472,206                2,852,373
               SFT Index 400 MC Cl 1                                   4,221                    7,371
               SFT Index 400 MC Cl 2                                 414,544               14,545,209
               SFT Index 500 Cl 1                                     26,861                   33,826
               SFT Index 500 Cl 2                                  2,679,306               33,241,724
               SFT Intl Bond Cl 2                                     28,012                   54,637
               SFT Ivy Growth                                         91,643                  231,752
               SFT Ivy Small Cap Growth                               74,814                  107,726
               SFT Real Estate Cl 1                                    4,390                    5,501
               SFT Real Estate Cl 2                                   48,069                  426,773
               SFT Wellington Core Equity Cl 1                        50,975                   89,671
               Van Eck VIP Global Hard Assets                          6,869                   11,782
               Vanguard VIF Diversified Value                         69,941                   42,539
               Vanguard VIF Total Bond Market                         41,317                   25,312

  52

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

(6)      UNIT ACTIVITY FROM POLICY TRANSACTIONS

         Transactions in units for each segregated sub-account for the years or periods ended December 31, 2019 and 2018 were as follows:

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           AMER FUNDS IS     AMER FUNDS IS   FIDELITY VIP
                                                           GLOBAL GROWTH       NEW WORLD       ASSET MGR     FIDELITY VIP
                                                               CL 1              CL 1          GROWTH IC     ASSET MGR IC
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                          172,452             26,985         248,600           21,767
   Policy purchase payments                                      30,467              7,630         106,078           22,265
   Policy terminations, withdrawal payments and charges         (19,918)            (4,883)        (67,846)         (21,245)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                          183,001             29,732         286,832           22,787
   Policy purchase payments                                      29,281              8,145         195,922           23,374
   Policy terminations, withdrawal payments and charges         (74,239)            (3,256)        (50,073)         (23,869)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                          138,043             34,621         432,681           22,292
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          FIDELITY VIP     FIDELITY VIP
                                                           BALANCED IC     CONTRAFUND IC
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                          50,221           412,761
   Policy purchase payments                                     26,916           170,521
   Policy terminations, withdrawal payments and charges        (28,744)         (106,321)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                          48,393           476,961
   Policy purchase payments                                     25,139            71,608
   Policy terminations, withdrawal payments and charges        (28,536)         (144,078)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                          44,996           404,491
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                         FIDELITY VIP     FIDELITY VIP    FIDELITY VIP     FIDELITY VIP
                                                          DISC SM CAP      DYNAMIC CAP      EMERGING       EQUITY-INCOME
                                                              IC             APP IC        MARKETS IC           IC
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                          26,123           20,066          72,220          469,517
   Policy purchase payments                                      3,425            2,792          12,775          148,795
   Policy terminations, withdrawal payments and charges         (4,126)          (4,690)        (25,064)        (133,708)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                          25,422           18,168          59,931          484,604
   Policy purchase payments                                      3,015            2,699          12,230           72,173
   Policy terminations, withdrawal payments and charges         (3,162)          (4,608)         (9,605)        (203,008)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                          25,275           16,259          62,556          353,769
                                                         ===========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          ---------------------------------------------------------------------------

                                                          FIDELITY VIP     FIDELITY VIP
                                                          FREEDOM 2010     FREEDOM 2015
                                                               IC               IC
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                              162            1,825
   Policy purchase payments                                         855            2,511
   Policy terminations, withdrawal payments and charges            (854)          (3,173)
                                                          ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                              163            1,163
   Policy purchase payments                                       1,048            3,295
   Policy terminations, withdrawal payments and charges            (835)          (3,916)
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                              376              542
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          ---------------------------------------------------------------------------

                                                          FIDELITY VIP      FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                          FREEDOM 2020      FREEDOM 2025     FREEDOM 2030    FREEDOM 2035
                                                               IC                IC               IC              IC
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                            2,077             4,550          41,739             1,903
   Policy purchase payments                                       4,672            12,533          70,939             4,582
   Policy terminations, withdrawal payments and charges          (4,620)          (12,213)        (88,159)           (4,312)
                                                          ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                            2,129             4,870          24,519             2,173
   Policy purchase payments                                       4,227            11,598          12,380             3,870
   Policy terminations, withdrawal payments and charges          (4,484)          (11,801)        (16,095)           (4,922)
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                            1,872             4,667          20,804             1,121
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          ---------------------------------------------------------------------------

                                                          FIDELITY VIP    FIDELITY VIP
                                                          FREEDOM 2040    FREEDOM 2045
                                                               IC              IC
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                           1,845               444
   Policy purchase payments                                      2,974             1,348
   Policy terminations, withdrawal payments and charges         (2,952)           (1,305)
                                                          ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                           1,867               487
   Policy purchase payments                                      3,242             1,629
   Policy terminations, withdrawal payments and charges         (3,214)           (1,589)
                                                          ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                           1,895               527
                                                          ==========================================================================

  53

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          FIDELITY VIP      FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                          FREEDOM 2050     FREEDOM INCOME      FUNDS MGR       FUNDS MGR
                                                               IC                IC             20% SC          50% SC
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                            5,225               152              720             459
   Policy purchase payments                                       2,346               522            2,480             348
   Policy terminations, withdrawal payments and charges          (6,108)             (497)          (2,349)           (455)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                            1,463               177              851             352
   Policy purchase payments                                       1,968               556            3,415             248
   Policy terminations, withdrawal payments and charges          (2,044)             (520)          (3,312)           (302)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                            1,387               213              954             298
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                         FIDELITY VIP    FIDELITY VIP
                                                           FUNDS MGR       FUNDS MGR
                                                            60% SC          70% SC
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                             439              207
   Policy purchase payments                                        944              764
   Policy terminations, withdrawal payments and charges           (841)            (764)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                             542              207
   Policy purchase payments                                        940              746
   Policy terminations, withdrawal payments and charges           (839)            (750)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                             643              203
                                                         ===========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                         FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                           FUNDS MGR      GOVT MONEY      GROWTH & INC     GROWTH OPP
                                                            85% SC          MKT IC             IC              IC
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                            667          358,202          105,662         116,174
   Policy purchase payments                                       430          167,379           55,408          56,998
   Policy terminations, withdrawal payments and charges          (996)        (194,545)         (63,367)        (67,403)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                            101          331,036           97,703         105,769
   Policy purchase payments                                       118          163,149           53,588          51,621
   Policy terminations, withdrawal payments and charges          (214)        (181,249)         (55,969)        (62,142)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                              5          312,936           95,322          95,248
                                                         ===========================================================================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                         FIDELITY VIP
                                                          GROWTH PORT    FIDELITY VIP
                                                              IC          HIGH LNC IC
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                         733,149          115,328
   Policy purchase payments                                    506,826           54,401
   Policy terminations, withdrawal payments and charges       (217,991)         (62,964)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                       1,021,984          106,765
   Policy purchase payments                                    155,540           41,851
   Policy terminations, withdrawal payments and charges       (278,276)         (40,666)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                         899,248          107,950
                                                         ===========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                          FIDELITY VIP     FIDELITY VIP
                                                          FIDELITY VIP    INTL CAP APP     INVEST GRADE    FIDELITY VIP
                                                          INDEX 500 IC         IC               IC          MID CAP IC
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                         283,455           38,805           75,730          235,205
   Policy purchase payments                                    110,738           16,093           34,953           93,833
   Policy terminations, withdrawal payments and charges       (149,727)         (18,895)         (53,578)         (83,356)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                         244,466           36,003           57,105          245,682
   Policy purchase payments                                     83,801           17,166           19,464           55,095
   Policy terminations, withdrawal payments and charges        (85,407)         (19,361)         (20,661)         (78,262)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                         242,860           33,808           55,908          222,515
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                         FIDELITY VIP     FIDELITY VIP
                                                          OVERSEAS IC    REAL ESTATE IC
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                        746,373            31,676
   Policy purchase payments                                   378,148             5,342
   Policy terminations, withdrawal payments and charges      (126,605)           (5,708)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                        997,916            31,310
   Policy purchase payments                                    89,917             5,110
   Policy terminations, withdrawal payments and charges      (437,805)           (4,618)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                        650,028            31,802
                                                         ===========================================================================

  54

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                           -------------------------------------------------------------------------

                                                            FIDELITY VIP     FIDELITY VIP    FIDELITY VIP      FIDELITY VIP
                                                           STRAT INCOME IC   TARGET VOL IC     VALUE IC       VALUE STRAT IC
                                                           -------------------------------------------------------------------------

Units outstanding at December 31, 2017                            91,856            28,186          27,981             9,801
   Policy purchase payments                                        6,102                --           6,831             4,137
   Policy terminations, withdrawal payments and charges           (7,783)          (28,019)         (7,392)           (3,907)
                                                           -------------------------------------------------------------------------
Units outstanding at December 31, 2018                            90,175               167          27,420            10,031
   Policy purchase payments                                        5,619                --           8,311             4,202
   Policy terminations, withdrawal payments and charges           (6,652)              (40)         (6,464)           (4,202)
                                                           -------------------------------------------------------------------------

Units outstanding at December 31, 2019                            89,142               127          29,267            10,031
                                                           =========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------
                                                                             INVESCO
                                                            INVESCO         OPPHMR VI
                                                           OPPHMR VI        MS SM CAP
                                                          GLOBAL SR I         SR I
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                          20,473           10,778
   Policy purchase payments                                     13,227            2,598
   Policy terminations, withdrawal payments and charges         (5,295)          (1,693)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                          28,405           11,683
   Policy purchase payments                                      4,634            2,207
   Policy terminations, withdrawal payments and charges         (5,152)          (4,138)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                          27,887            9,752
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                                                                           IVY VIP INTL
                                                             IVY VIP      IVY VIP CORE     IVY VIP HIGH     CORE EQUITY
                                                         BALANCED CL II   EQUITY CL II     INCOME CL II        CL II
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                          711,097         109,642              691       1,382,251
   Policy purchase payments                                      71,283          17,559            2,607         173,926
   Policy terminations, withdrawal payments and charges         (89,830)        (23,141)          (1,922)       (233,914)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                          692,550         104,060            1,376       1,322,263
   Policy purchase payments                                     108,382          17,613            8,824          52,962
   Policy terminations, withdrawal payments and charges        (119,602)        (18,527)          (3,297)       (211,251)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                          681,330         103,146            6,903       1,163,974
                                                         ===========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------
                                                            IVY VIP
                                                           MICRO CAP      IVY VIP
                                                            GROWTH       SCIENCE &
                                                           CL II (A)    TECH CL II
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                         68,482           9,695
   Policy purchase payments                                    26,961           5,971
   Policy terminations, withdrawal payments and charges       (95,443)         (5,908)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                             --           9,758
   Policy purchase payments                                        --           4,084
   Policy terminations, withdrawal payments and charges            --          (7,818)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                             --           6,024
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                            IVY VIP SMALL                      JANUS
                                                           IVY VIP SMALL     CAP GROWTH      IVY VIP VALUE   HENDERSON
                                                          CAP CORE CL II      CL II (B)          CL II       FORTY SS
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                          167,940                --         215,656         147,623
   Policy purchase payments                                      70,746            62,410          65,529          72,389
   Policy terminations, withdrawal payments and charges         (33,268)             (712)        (18,391)        (36,424)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                          205,418            61,698         262,794         183,588
   Policy purchase payments                                      17,898             6,069          13,326          16,594
   Policy terminations, withdrawal payments and charges         (16,652)          (39,033)        (29,429)        (38,163)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                          206,664            28,734         246,691         162,019
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                              JANUS       LORD ABBETT
                                                            HENDERSON       MID CAP
                                                           OVERSEAS SS       STOCK
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       1,001,022          44,098
   Policy purchase payments                                    284,940          11,836
   Policy terminations, withdrawal payments and charges        (71,358)        (24,628)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       1,214,604          31,306
   Policy purchase payments                                     65,493           9,747
   Policy terminations, withdrawal payments and charges       (130,792)        (12,912)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       1,149,305          28,141
                                                          ==========================================================================

  55

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                                           MFS TOTAL        MORNINGSTAR     MORNINGSTAR
                                                          MFS EMRG        RETURN BOND      BALANCED ETF     GROWTH ETF
                                                          MKT EQ IC         SER IC             CL I            CL I
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                         12,338            1,571           86,159            65,712
   Policy purchase payments                                     9,666            6,694           29,553            19,451
   Policy terminations, withdrawal payments and charges        (8,474)          (6,178)         (19,311)          (13,225)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                         13,530            2,087           96,401            71,938
   Policy purchase payments                                     5,840            1,881           27,084            21,549
   Policy terminations, withdrawal payments and charges       (11,335)          (2,738)         (37,713)          (21,553)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                          8,035            1,230           85,772            71,934
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------

                                                           MORNINGSTAR    PIONEER MID
                                                            INC & GRO      CAP VALUE
                                                         ASSET ALL CL I    VCT CL I
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                          34,363            5,812
   Policy purchase payments                                     12,359            4,684
   Policy terminations, withdrawal payments and charges         (8,152)          (4,054)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                          38,570            6,442
   Policy purchase payments                                     11,121            3,892
   Policy terminations, withdrawal payments and charges        (12,662)          (5,940)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                          37,029            4,394
                                                         ===========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           SFT CORE BOND    SFT CORE         SFT GOVT        SFT INDEX 400
                                                               CL 1         BOND CL 2      MONEY MARKET         MC CL 1
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                             8,667        595,229        1,074,957             2,780
   Policy purchase payments                                       17,218        396,923        1,733,770             1,312
   Policy terminations, withdrawal payments and charges             (726)      (275,024)      (1,552,281)           (1,435)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                            25,159        717,128        1,256,446             2,657
   Policy purchase payments                                        2,268     18,860,895        1,705,049             1,892
   Policy terminations, withdrawal payments and charges           (5,777)      (523,738)      (1,983,772)           (3,324)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                            21,650     19,054,285          977,723             1,225
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                          SFT INDEX 400    SFT INDEX 500
                                                             MC CL 2           CL 1
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                        4,419,227            70,073
   Policy purchase payments                                     199,715            10,214
   Policy terminations, withdrawal payments and charges        (374,261)          (11,869)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                        4,244,681            68,418
   Policy purchase payments                                      69,235            10,788
   Policy terminations, withdrawal payments and charges      (2,581,342)          (13,681)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                        1,732,574            65,525
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           SFT INDEX 500    SFT INTL BOND    SFT IVY      SFT IVY SMALL
                                                               CL 2             CL 2         GROWTH        CAP GROWTH
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                       16,773,599            31,126    1,128,355           79,491
   Policy purchase payments                                   1,442,187           152,455       25,072           17,229
   Policy terminations, withdrawal payments and charges      (1,784,057)          (43,699)     (46,309)         (26,787)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                       16,431,729           139,882    1,107,118           69,933
   Policy purchase payments                                     527,877            10,368       17,635           16,065
   Policy terminations, withdrawal payments and charges      (6,892,901)          (19,669)     (44,224)         (22,454)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                       10,066,705           130,581    1,080,529           63,544
                                                          ==========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                          --------------------------------------------------------------------------

                                                           SFT MORTGAGE     SFT MORTGAGE
                                                             CL 1 (C)         CL 2 (C)
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2017                           13,184           107,556
   Policy purchase payments                                         231             6,249
   Policy terminations, withdrawal payments and charges         (13,415)         (113,805)
                                                          --------------------------------------------------------------------------
Units outstanding at December 31, 2018                               --                --
   Policy purchase payments                                          --                --
   Policy terminations, withdrawal payments and charges              --                --
                                                          --------------------------------------------------------------------------

Units outstanding at December 31, 2019                               --                --
                                                          ==========================================================================

  56

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                                             SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                                            SFT                         VANGUARD
                                                                                        WELLINGTON      VAN ECK VIP        VIF
                                                          SFT REAL       SFT REAL       CORE EQUITY     GLOBAL HARD    DIVERSIFIED
                                                         ESTATE CL 1    ESTATE CL 2        CL 1           ASSETS          VALUE
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2017                         16,029        241,677          58,476           9,969         70,193
   Policy purchase payments                                     1,897        148,904           7,213          11,297         46,447
   Policy terminations, withdrawal payments and charges        (1,513)       (57,714)         (9,098)         (8,610)       (33,960)
                                                         ---------------------------------------------------------------------------
Units outstanding at December 31, 2018                         16,413        332,867          56,591          12,656         82,680
   Policy purchase payments                                     2,377         10,828           6,909           9,315         44,469
   Policy terminations, withdrawal payments and charges        (3,048)       (89,748)        (11,090)        (16,281)       (31,530)
                                                         ---------------------------------------------------------------------------

Units outstanding at December 31, 2019                         15,742        253,947          52,410           5,690         95,619
                                                         ===========================================================================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                           -------------------------------------------------------------------------

                                                            VANGUARD
                                                            VIF TOTAL
                                                           BOND MARKET
                                                           -------------------------------------------------------------------------

Units outstanding at December 31, 2017                           38,147
   Policy purchase payments                                      32,114
   Policy terminations, withdrawal payments and charges         (20,693)
                                                           -------------------------------------------------------------------------
Units outstanding at December 31, 2018                           49,568
   Policy purchase payments                                      34,951
   Policy terminations, withdrawal payments and charges         (22,119)
                                                           -------------------------------------------------------------------------

Units outstanding at December 31, 2019                           62,400
                                                           =========================================================================

(a) For the period from January 1, 2018 through November 2, 2018.
(b) For the period from November 2, 2018 through December 31, 2018 and for the year ended December 31, 2019.
(c) For the period from January 1, 2018 through November 30, 2018.

(7)      FINANCIAL HIGHLIGHTS

         A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2019, 2018, 2017, 2016, and 2015 is as follows:

                                           AT DECEMBER 31                           FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                          -------------------------------------------------  -------------------------------------------------------

                                              UNIT FAIR                                            EXPENSE              TOTAL
                               UNITS        VALUE LOWEST                         INVESTMENT     RATIO LOWEST        RETURN LOWEST
                            OUTSTANDING      TO HIGHEST        NET ASSETS       INCOME RATIO*   TO HIGHEST**        TO HIGHEST***
                          -------------------------------------------------  -------------------------------------------------------

AMER FUNDS IS GLOBAL GROWTH CL 1
     2019                       138,043   $ 1.78 to 1.84    $      249,675         1.18%       0.00% to 0.50%     34.94% to 35.61%
     2018                       183,001     1.32 to 1.35           244,783         0.95%       0.00% to 0.50%    (9.27)% to (8.81)%
     2017                       172,452     1.46 to 1.48           253,602         1.24%       0.00% to 0.50%     31.15% to 31.80%
     2016                        90,192     1.11 to 1.13           100,902         1.21%       0.00% to 0.50%      0.37% to 0.87%
     2015                        83,337     1.11 to 1.12            92,667         1.42%       0.00% to 0.50%      6.70% to 7.24%

AMER FUNDS IS NEW WORLD CL 1
     2019                        34,621     1.34 to 1.38            46,969         1.27%       0.00% to 0.50%     28.82% to 29.47%
     2018                        29,732     1.04 to 1.07            31,260         1.16%       0.00% to 0.50%   (14.26)% to (13.83)%
     2017                        26,985     1.22 to 1.24            33,018         1.58%       0.00% to 0.50%     29.09% to 29.73%
     2016                        14,518     0.94 to 0.95            13,734         1.09%       0.00% to 0.50%      5.07% to 5.59%
     2015                        12,686         0.90                11,407         0.96%       0.00% to 0.50%    (3.44)% to (2.96)%

FIDELITY VIP ASSET MGR GROWTH IC
     2019                       432,681         2.26               976,463         2.06%            0.25%              22.52%
     2018                       286,832         1.84               528,346         1.44%            0.25%              (7.88)%
     2017                       248,600         2.00               497,103         1.51%            0.25%              18.43%
     2016                       152,897         1.69               258,170         1.41%            0.25%               2.21%
     2015                       162,052         1.65               267,715         1.17%            0.25%              (0.17)%

FIDELITY VIP ASSET MGR IC
     2019                        22,292         2.44                54,358         1.88%            0.25%              17.95%
     2018                        22,787         2.07                47,109         1.75%            0.25%              (5.59)%
     2017                        21,767         2.19                47,664         1.43%            0.25%              13.82%
     2016                        38,641         1.92                74,331         1.49%            0.25%               2.81%
     2015                        39,780         1.87                74,427         1.50%            0.25%              (0.11)%

  57

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                             AT DECEMBER 31                          FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                           -------------------------------------------------  ------------------------------------------------------

                                               UNIT FAIR                                            EXPENSE             TOTAL
                                 UNITS       VALUE LOWEST                        INVESTMENT      RATIO LOWEST       RETURN LOWEST
                              OUTSTANDING     TO HIGHEST         NET ASSETS     INCOME RATIO*    TO HIGHEST**       TO HIGHEST***
                           -------------------------------------------------  ------------------------------------------------------

FIDELITY VIP BALANCED IC
     2019                         44,996   $     3.22        $      144,748        1.68%             0.25%             24.20%
     2018                         48,393         2.59               125,345        1.44%             0.25%             (4.46)%
     2017                         50,221         2.71               136,157        1.38%             0.25%             16.14%
     2016                         61,905         2.33               144,516        1.34%             0.25%              7.00%
     2015                         65,965         2.18               143,924        1.51%             0.25%              0.34%

FIDELITY VIP CONTRAFUND IC
     2019                        404,491         7.80             3,156,874        0.44%             0.25%             31.25%
     2018                        476,961         5.95             2,836,189        0.75%             0.25%             (6.61)%
     2017                        412,761         6.37             2,628,171        1.07%             0.25%             21.57%
     2016                        360,012         5.24             1,885,543        0.86%             0.25%              7.74%
     2015                        344,322         4.86             1,673,865        1.01%             0.25%              0.42%

FIDELITY VIP DISC SM CAP IC
     2019                         25,275         2.47                62,315        1.01%             0.25%             23.40%
     2018                         25,422         2.00                50,791        0.83%             0.25%            (13.30)%
     2017                         26,123         2.30                60,199        0.66%             0.25%              6.75%
     2016                         27,130         2.16                58,566        0.61%             0.25%             22.38%
     2015                         28,584         1.76                50,421        0.56%             0.25%             (2.23)%

FIDELITY VIP DYNAMIC CAP APP IC
     2019                         16,259         3.69                60,082        0.61%             0.25%             29.75%
     2018                         18,168         2.85                51,742        0.57%             0.25%             (5.13)%
     2017                         20,066         3.00                60,235        0.86%             0.25%             23.58%
     2016                         22,105         2.43                53,694        0.87%             0.25%              2.62%
     2015                         25,491         2.37                60,338        0.81%             0.25%              1.04%

FIDELITY VIP EMERGING MARKETS IC
     2019                         62,556         1.24                77,793        1.65%             0.25%             29.14%
     2018                         59,931         0.96                57,714        0.57%             0.25%            (18.20)%
     2017                         72,220         1.18                85,026        0.69%             0.25%             47.03%
     2016                         76,073         0.80                60,913        0.49%             0.25%              2.98%
     2015                         78,918         0.78                61,362        0.49%             0.25%            (10.19)%

FIDELITY VIP EQUITY-INCOME IC
     2019                        353,769     2.01 to 4.92         1,698,049        1.98%        0.00% to 0.50%    26.81% to 27.44%
     2018                        484,604     1.58 to 3.88         1,829,005        2.29%        0.00% to 0.50%   (8.75)% to (8.29)%
     2017                        469,517     1.72 to 4.25         1,938,240        1.94%        0.00% to 0.50%    12.33% to 12.89%
     2016                        382,119     1.53 to 3.78         1,400,630        2.42%        0.00% to 0.50%    17.43% to 18.02%
     2015                        382,585     1.29 to 3.22         1,192,471        3.12%        0.00% to 0.50%   (4.44)% to (3.96)%

FIDELITY VIP FREEDOM 2010 IC
     2019                            376         2.03                   759        2.32%             0.25%             15.80%
     2018                            163         1.75                   282        1.66%             0.25%             (4.25)%
     2017                            162         1.83                   293        0.09%             0.25%             12.80%
     2016                          3,126         1.62                 5,064        1.53%             0.25%              5.19%
     2015                          3,162         1.54                 4,870        1.82%             0.25%             (0.54)%

FIDELITY VIP FREEDOM 2015 IC
     2019                            542         2.10                 1,120        0.97%             0.25%             17.96%
     2018                          1,163         1.78                 2,054        1.20%             0.25%             (5.31)%
     2017                          1,825         1.88                 3,412        0.50%             0.25%             14.81%
     2016                          5,631         1.64                 9,199        1.63%             0.25%              5.65%
     2015                          5,787         1.55                 8,948        1.66%             0.25%             (0.58)%

  58

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               -----------------------------------------------  ----------------------------------------------------

                                                   UNIT FAIR                                         EXPENSE             TOTAL
                                    UNITS        VALUE LOWEST                      INVESTMENT     RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST       NET ASSETS     INCOME RATIO*   TO HIGHEST**       TO HIGHEST***
                               -----------------------------------------------  ----------------------------------------------------

FIDELITY VIP FREEDOM 2020 IC
     2019                              1,872  $      2.14       $        3,996       1.88%            0.25%             19.83%
     2018                              2,129         1.78                3,792       1.36%            0.25%             (6.10)%
     2017                              2,077         1.90                3,939       0.59%            0.25%             16.33%
     2016                              5,098         1.63                8,315       1.50%            0.25%              5.86%
     2015                              5,253         1.54                8,094       1.73%            0.25%             (0.52)%

FIDELITY VIP FREEDOM 2025 IC
     2019                              4,667         2.27               10,577       1.61%            0.25%             21.55%
     2018                              4,870         1.87                9,080       1.95%            0.25%             (6.75)%
     2017                              4,550         2.00                9,096       1.02%            0.25%             17.60%
     2016                              9,449         1.70               16,070       1.84%            0.25%              5.92%
     2015                              9,688         1.61               15,554       1.52%            0.25%             (0.43)%

FIDELITY VIP FREEDOM 2030 IC
     2019                             20,804         2.31               47,962       1.88%            0.25%             24.12%
     2018                             24,519         1.86               45,544       1.02%            0.25%             (8.01)%
     2017                             41,739         2.02               84,283       1.76%            0.25%             20.66%
     2016                             37,234         1.67               62,314       1.85%            0.25%              6.34%
     2015                             28,308         1.57               44,551       1.73%            0.25%             (0.49)%

FIDELITY VIP FREEDOM 2035 IC
     2019                              1,121         3.34                3,729       1.56%            0.25%             27.17%
     2018                              2,173         2.63                5,696       1.07%            0.25%             (9.53)%
     2017                              1,903         2.90                5,512       0.49%            0.25%             23.04%
     2016                              4,681         2.36               11,037       1.40%            0.25%              6.60%
     2015                              4,531         2.21               10,021       1.63%            0.25%             (0.56)%

FIDELITY VIP FREEDOM 2040 IC
     2019                              1,895         3.39                6,410       2.36%            0.25%             28.20%
     2018                              1,867         2.64                4,925       1.73%            0.25%            (10.11)%
     2017                              1,845         2.94                5,415       0.57%            0.25%             23.29%
     2016                              5,052         2.38               12,038       1.59%            0.25%              6.57%
     2015                              5,007         2.24               11,196       1.78%            0.25%             (0.51)%

FIDELITY VIP FREEDOM 2045 IC
     2019                                527         3.42                1,786       1.81%            0.25%             28.25%
     2018                                487         2.67                1,283       1.45%            0.25%            (10.12)%
     2017                                444         2.97                1,299       0.17%            0.25%             23.28%
     2016                              3,485         2.41                8,370       1.30%            0.25%              6.54%
     2015                              4,113         2.26                9,273       1.94%            0.25%             (0.51)%

FIDELITY VIP FREEDOM 2050 IC
     2019                              1,387         3.45                4,787       1.82%            0.25%             28.19%
     2018                              1,463         2.69                3,939       0.42%            0.25%            (10.11)%
     2017                              5,225         3.00               15,650       0.88%            0.25%             23.21%
     2016                              8,123         2.43               19,745       1.64%            0.25%              6.57%
     2015                              7,479         2.28               17,058       1.80%            0.25%             (0.54)%

FIDELITY VIP FREEDOM INCOME IC
     2019                                213         1.71                  355       1.86%            0.25%             11.66%
     2018                                177         1.53                  263       1.55%            0.25%             (2.21)%
     2017                                152         1.57                  228       0.06%            0.25%              8.21%
     2016                              3,162         1.45                4,573       1.51%            0.25%              4.24%
     2015                              3,238         1.39                4,493       1.78%            0.25%             (0.59)%

  59

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                                AT DECEMBER 31                        FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               -----------------------------------------------  ----------------------------------------------------

                                                   UNIT FAIR                                         EXPENSE             TOTAL
                                    UNITS        VALUE LOWEST                      INVESTMENT     RATIO LOWEST       RETURN LOWEST
                                 OUTSTANDING      TO HIGHEST       NET ASSETS     INCOME RATIO*   TO HIGHEST**       TO HIGHEST***
                               -----------------------------------------------  ----------------------------------------------------

FIDELITY VIP FUNDS MGR 20% SC
     2019                                954  $      1.63       $        1,552       2.08%            0.25%             10.12%
     2018                                851         1.48                1,257       1.78%            0.25%             (1.91)%
     2017                                720         1.51                1,084       0.30%            0.25%              7.06%
     2016                              3,433         1.41                4,843       1.25%            0.25%              2.58%
     2015                              3,527         1.38                4,851       1.17%            0.25%             (0.28)%

FIDELITY VIP FUNDS MGR 50% SC
     2019                                298         2.29                  680       1.67%            0.25%             17.60%
     2018                                352         1.95                  684       1.21%            0.25%             (5.45)%
     2017                                459         2.06                  942       0.20%            0.25%             14.08%
     2016                              3,369         1.81                6,090       1.27%            0.25%              4.05%
     2015                              3,587         1.74                6,231       0.93%            0.25%             (0.19)%

FIDELITY VIP FUNDS MGR 60% SC
     2019                                643         2.57                1,644       1.62%            0.25%             20.19%
     2018                                542         2.14                1,153       1.35%            0.25%             (6.67)%
     2017                                439         2.29                1,000       0.17%            0.25%             16.70%
     2016                              3,293         1.96                6,460       1.31%            0.25%              4.53%
     2015                              3,159         1.88                5,930       0.98%            0.25%              0.16%

FIDELITY VIP FUNDS MGR 70% SC
     2019                                203         2.80                  567       1.48%            0.25%             22.34%
     2018                                207         2.29                  473       1.16%            0.25%             (7.73)%
     2017                                207         2.48                  512       0.08%            0.25%             18.82%
     2016                              3,202         2.09                6,687       1.12%            0.25%              4.78%
     2015                              3,190         1.99                6,357       0.93%            0.25%              0.16%

FIDELITY VIP FUNDS MGR 85% SC
     2019                                  5         3.22                   37       0.94%            0.25%             25.74%
     2018                                101         2.56                  274       0.24%            0.25%             (9.13)%
     2017                                667         2.82                1,899       0.16%            0.25%             22.74%
     2016                              3,595         2.30                8,281       0.94%            0.25%              5.40%
     2015                              3,675         2.18                8,029       1.42%            0.25%              0.22%

FIDELITY VIP GOVT MONEY MKT IC
     2019                            312,936         1.33              417,242       2.00%            0.25%              1.76%
     2018                            331,036         1.31              433,748       1.64%            0.25%              1.40%
     2017                            358,202         1.29              462,894       0.75%            0.25%              0.42%
     2016                            136,008         1.29              174,900       0.20%            0.25%             (0.04)%
     2015                            236,109         1.29              303,906       0.03%            0.25%             (0.22)%

FIDELITY VIP GROWTH & INC IC
     2019                             95,322         3.16              301,648       3.52%            0.25%             29.73%
     2018                             97,703         2.44              238,334       0.35%            0.25%             (9.21)%
     2017                            105,662         2.69              283,899       1.20%            0.25%             16.61%
     2016                            122,061         2.30              281,261       1.67%            0.25%             15.79%
     2015                            134,390         1.99              267,441       2.06%            0.25%             (2.52)%

FIDELITY VIP GROWTH OPP IC
     2019                             95,248         3.92              373,712       0.15%            0.25%             40.49%
     2018                            105,769         2.79              295,394       0.12%            0.25%             12.18%
     2017                            116,174         2.49              289,230       0.31%            0.25%             34.18%
     2016                            125,900         1.86              233,606       0.28%            0.25%              0.09%
     2015                            162,766         1.85              301,753       0.18%            0.25%              5.34%

  60

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                            AT DECEMBER 31                           FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                           -------------------------------------------------  ------------------------------------------------------

                                               UNIT FAIR                                            EXPENSE              TOTAL
                                UNITS        VALUE LOWEST                        INVESTMENT      RATIO LOWEST        RETURN LOWEST
                             OUTSTANDING      TO HIGHEST         NET ASSETS     INCOME RATIO*    TO HIGHEST**        TO HIGHEST***
                           -------------------------------------------------  ------------------------------------------------------

FIDELITY VIP GROWTH PORT IC
     2019                        899,248   $     2.78        $    2,503,602        0.26%             0.25%              33.98%
     2018                      1,021,984         2.08             2,123,726        0.26%             0.25%              (0.42)%
     2017                        733,149         2.09             1,529,894        0.21%             0.25%              34.80%
     2016                        879,962         1.55             1,362,254        0.05%             0.25%               0.55%
     2015                        703,301         1.54             1,082,801        0.24%             0.25%               6.91%

FIDELITY VIP HIGH LNC IC
     2019                        107,950     2.10 to 2.76           293,135        5.15%        0.00% to 0.50%     14.53% to 15.11%
     2018                        106,765     1.83 to 2.41           252,576        5.38%        0.00% to 0.50%    (3.77)% to (3.29)%
     2017                        115,328     1.89 to 2.51           282,800        4.51%        0.00% to 0.50%      6.40% to 6.93%
     2016                        147,236     1.77 to 2.36           338,689        5.58%        0.00% to 0.50%     14.04% to 14.61%
     2015                        146,762     1.54 to 2.07           295,596        6.54%        0.00% to 0.50%    (4.11)% to (3.63)%

FIDELITY VIP INDEX 500 IC
     2019                        242,860         3.13               760,852        1.96%             0.25%              31.02%
     2018                        244,466         2.39               584,550        1.79%             0.25%              (4.73)%
     2017                        283,455         2.51               711,442        1.80%             0.25%              21.41%
     2016                        306,236         2.07               633,082        1.16%             0.25%              11.58%
     2015                        441,200         1.85               817,430        1.91%             0.25%               1.08%

FIDELITY VIP INTL CAP APP IC
     2019                         33,808         2.20                74,292        0.53%             0.25%              33.00%
     2018                         36,003         1.65                59,488        0.67%             0.25%             (12.97)%
     2017                         38,805         1.90                73,674        0.45%             0.25%              36.11%
     2016                         44,635         1.40                62,261        0.87%             0.25%              (3.22)%
     2015                         50,732         1.44                73,122        0.78%             0.25%               2.96%

FIDELITY VIP INVEST GRADE IC
     2019                         55,908         2.59               144,968        2.71%             0.25%               9.39%
     2018                         57,105         2.37               135,359        2.24%             0.25%              (0.78)%
     2017                         75,730         2.39               180,914        2.43%             0.25%               3.96%
     2016                         78,109         2.30               179,495        2.79%             0.25%               4.48%
     2015                         58,057         2.20               127,698        2.25%             0.25%              (0.84)%

FIDELITY VIP MID CAP IC
     2019                        222,515         6.06             1,349,503        0.84%             0.25%              23.14%
     2018                        245,682         4.93             1,210,011        0.67%             0.25%             (14.75)%
     2017                        235,205         5.78             1,358,890        0.70%             0.25%              20.51%
     2016                        242,490         4.79             1,162,564        0.51%             0.25%              11.95%
     2015                        254,346         4.28             1,089,196        0.48%             0.25%              (1.64)%

FIDELITY VIP OVERSEAS IC
     2019                        650,028         1.87             1,214,129        1.33%             0.25%              27.45%
     2018                        997,916         1.47             1,462,500        1.86%             0.25%             (15.02)%
     2017                        746,373         1.72             1,287,209        1.28%             0.25%              29.96%
     2016                        784,854         1.33             1,041,528        2.18%             0.25%              (5.30)%
     2015                        356,117         1.40               499,033        1.30%             0.25%               3.37%

FIDELITY VIP REAL ESTATE IC
     2019                         31,802         5.09               162,014        1.78%             0.25%              22.91%
     2018                         31,310         4.14               129,776        2.81%             0.25%              (6.46)%
     2017                         31,676         4.43               140,360        1.87%             0.25%               3.81%
     2016                         32,266         4.27               137,727        1.48%             0.25%               5.49%
     2015                         31,756         4.04               128,500        1.90%             0.25%               3.45%

  61

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                          AT DECEMBER 31                            FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                        --------------------------------------------------  --------------------------------------------------------

                                             UNIT FAIR                                             EXPENSE              TOTAL
                              UNITS        VALUE LOWEST                         INVESTMENT      RATIO LOWEST        RETURN LOWEST
                           OUTSTANDING      TO HIGHEST         NET ASSETS      INCOME RATIO*    TO HIGHEST**        TO HIGHEST***
                        --------------------------------------------------  --------------------------------------------------------

FIDELITY VIP STRAT INCOME IC
     2019                      89,142   $      2.13        $       190,036        3.31%             0.25%              10.62%
     2018                      90,175          1.93                173,793        3.70%             0.25%              (2.82)%
     2017                      91,856          1.98                182,160        3.10%             0.25%               7.52%
     2016                     100,290          1.84                184,969        3.57%             0.25%               8.00%
     2015                     102,625          1.71                175,257        3.51%             0.25%              (1.87)%

FIDELITY VIP TARGET VOL IC
     2019                         127          1.56                    198        1.38%             0.25%              18.53%
     2018                         167          1.32                    220        0.39%             0.25%              (6.14)%
     2017                      28,186          1.40                 39,514        1.13%             0.25%              16.21%
     2016                      33,549          1.21                 40,472        1.30%             0.25%               4.94%
     2015                      37,042          1.15                 42,581        1.10%             0.25%              (1.47)%

FIDELITY VIP VALUE IC
     2019                      29,267          3.39                 99,287        1.88%             0.25%              31.80%
     2018                      27,420          2.57                 70,580        1.11%             0.25%             (14.06)%
     2017                      27,981          3.00                 83,804        1.39%             0.25%              15.29%
     2016                      26,447          2.60                 68,700        1.12%             0.25%              11.80%
     2015                      25,686          2.32                 59,681        1.39%             0.25%              (1.00)%

FIDELITY VIP VALUE STRAT IC
     2019                      10,031          3.64                 36,572        1.67%             0.25%              34.19%
     2018                      10,031          2.71                 27,252        0.97%             0.25%             (17.53)%
     2017                       9,801          3.29                 32,286        1.52%             0.25%              19.06%
     2016                      10,057          2.76                 27,824        0.94%             0.25%               9.35%
     2015                      17,593          2.53                 44,485        0.96%             0.25%              (3.23)%

INVESCO OPPHMR VI GLOBAL SR I
     2019                      27,887      2.77 to 2.83             78,908        0.90%        0.00% to 0.25%     31.46% to 31.79%
     2018                      28,405      2.10 to 2.15             61,001        0.84%        0.00% to 0.25%   (13.40)% to (13.18)%
     2017                      20,473      2.43 to 2.48             50,639        0.95%        0.00% to 0.25%     36.32% to 36.66%
     2016                      25,922      1.78 to 1.81             46,850        2.22%        0.00% to 0.25%     (0.17)% to 0.08%
     2015                   1,620,733      1.79 to 1.81          2,933,557        1.27%        0.00% to 0.25%      3.68% to 3.94%

INVESCO OPPHMR VI MS SM CAP SR I
     2019                       9,752      2.43 to 2.48             24,247        0.19%        0.00% to 0.25%     26.15% to 26.47%
     2018                      11,683      1.92 to 1.96             22,958        0.30%        0.00% to 0.25%   (10.55)% to (10.32)%
     2017                      10,778      2.15 to 2.19             23,621        0.89%        0.00% to 0.25%     13.87% to 14.16%
     2016                      17,820      1.89 to 1.92             34,105        1.07%        0.00% to 0.25%     17.76% to 18.05%
     2015                   1,770,126      1.60 to 1.62          2,872,823        0.86%        0.00% to 0.25%    (6.13)% to (5.90)%

IVY VIP BALANCED CL II
     2019                     681,330      3.07 to 4.93          3,252,669        1.81%        0.00% to 0.50%     21.48% to 22.09%
     2018                     692,550      2.51 to 4.06          2,721,801        1.56%        0.00% to 0.50%    (3.73)% to (3.24)%
     2017                     711,097      2.60 to 4.21          2,901,155        1.68%        0.00% to 0.50%     10.81% to 11.37%
     2016                     920,607      2.33 to 3.80          3,417,310        1.33%        0.00% to 0.50%      1.52% to 2.03%
     2015                   1,000,408      2.29 to 3.75          3,661,166        0.92%        0.00% to 0.50%    (0.82)% to (0.33)%

IVY VIP CORE EQUITY CL II
     2019                     103,146      2.80 to 3.39            329,610        0.56%        0.00% to 0.50%     30.44% to 31.09%
     2018                     104,060      2.14 to 2.60            254,281        0.47%        0.00% to 0.50%    (4.99)% to (4.51)%
     2017                     109,642      2.24 to 2.74            281,150        0.43%        0.00% to 0.50%     20.15% to 20.75%
     2016                     111,651      1.85 to 2.28            237,200        0.44%        0.00% to 0.50%      3.22% to 3.74%
     2015                     110,124      1.79 to 2.21            226,378        0.37%        0.00% to 0.50%    (1.19)% to (0.69)%

  62

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                           AT DECEMBER 31                           FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                         --------------------------------------------------  -------------------------------------------------------

                                              UNIT FAIR                                            EXPENSE              TOTAL
                               UNITS        VALUE LOWEST                        INVESTMENT      RATIO LOWEST        RETURN LOWEST
                            OUTSTANDING      TO HIGHEST        NET ASSETS      INCOME RATIO*    TO HIGHEST**        TO HIGHEST***
                         --------------------------------------------------  -------------------------------------------------------

IVY VIP HIGH INCOME CL II
     2019                        6,903   $  1.30 to 1.35    $        9,134        5.94%        0.00% to 0.50%     10.64% to 11.19%
     2018                        1,376      1.18 to 1.21             1,641        4.88%        0.00% to 0.50%    (2.61)% to (2.11)%
     2017                          691      1.21 to 1.24               844        6.93%        0.00% to 0.50%      6.15% to 6.68%
     2016                       12,199      1.14 to 1.16            14,024        7.51%        0.00% to 0.50%     15.61% to 16.19%
     2015                        9,815      0.99 to 1.00             9,738        6.02%        0.00% to 0.50%    (6.97)% to (6.50)%

IVY VIP INTL CORE EQUITY CL II
     2019                    1,163,974      1.80 to 4.54         2,861,725        1.68%        0.00% to 0.50%     18.10% to 18.69%
     2018                    1,322,263      1.52 to 3.84         2,908,848        1.64%        0.00% to 0.50%   (18.22)% to (17.81)%
     2017                    1,382,251      1.85 to 4.70         3,747,661        1.34%        0.00% to 0.50%     22.54% to 23.15%
     2016                      755,051      1.50 to 3.83         1,585,409        2.15%        0.00% to 0.50%      0.58% to 1.08%
     2015                    3,338,113      1.48 to 3.81         5,128,458        1.30%        0.00% to 0.50%     (1.43)% to (.94)%

IVY VIP SCIENCE & TECH CL II
     2019                        6,024      4.11 to 4.24            25,507        0.00%        0.00% to 0.25%     49.11% to 49.48%
     2018                        9,758      2.76 to 2.84            27,668        0.00%        0.00% to 0.25%    (5.47)% to (5.23)%
     2017                        9,695      2.92 to 3.00            29,007        0.00%        0.00% to 0.25%     31.79% to 32.12%
     2016                       25,720      2.21 to 2.27            58,018        0.00%        0.00% to 0.25%      1.29% to 1.54%
     2015                    3,387,742      2.17 to 2.23         7,565,416        0.00%        0.00% to 0.25%    (3.12)% to (2.88)%

IVY VIP SMALL CAP CORE CL II
     2019                      206,664      2.67 to 5.74         1,175,713        0.00%        0.00% to 0.50%     23.71% to 24.33%
     2018                      205,418      2.15 to 4.63           941,021        0.11%        0.00% to 0.50%   (10.94)% to (10.49)%
     2017                      167,940      2.40 to 5.19           858,229        0.00%        0.00% to 0.50%     13.16% to 13.73%
     2016                      177,563      2.11 to 4.57           793,269        0.14%        0.00% to 0.50%     28.24% to 28.88%
     2015                       49,620      1.64 to 3.56           160,408        0.10%        0.00% to 0.50%    (6.06)% to (5.58)%

IVY VIP SMALL CAP GROWTH CL II (A)
     2019                       28,734      2.40 to 5.89           160,446        0.00%        0.00% to 0.50%     22.75% to 23.37%
     2018                       61,698      1.95 to 4.78           286,385        0.00%        0.00% to 0.50%      4.28% to 4.81%
     2017                       68,482      1.86 to 4.58           305,641        0.00%        0.00% to 0.50%      8.29% to 8.83%
     2016                       51,148      1.71 to 4.22           201,576        0.00%        0.00% to 0.50%     12.73% to 13.29%
     2015                       37,381      1.51 to 3.73           125,421        0.00%        0.00% to 0.50%    (9.61)% to (9.16)%

IVY VIP VALUE CL II
     2019                      246,691      2.24 to 5.23           958,259        0.81%        0.00% to 0.50%     25.70% to 26.33%
     2018                      262,794      1.77 to 4.16           812,121        1.81%        0.00% to 0.50%    (7.70)% to (7.24)%
     2017                      215,656      1.91 to 4.50           736,624        1.42%        0.00% to 0.50%     11.93% to 12.49%
     2016                      202,664      1.70 to 4.02           623,444        0.88%        0.00% to 0.50%     10.59% to 11.14%
     2015                      101,472      1.53 to 3.64           319,849        0.78%        0.00% to 0.50%    (4.39)% to (3.92)%

JANUS HENDERSON FORTY SS
     2019                      162,019      3.06 to 3.52           533,581        0.02%        0.00% to 0.50%     36.17% to 36.85%
     2018                      183,588      2.25 to 2.58           444,507        0.00%        0.00% to 0.50%      1.21% to 1.72%
     2017                      147,623      2.22 to 2.53           350,152        0.00%        0.00% to 0.50%     29.35% to 30.00%
     2016                      103,302      1.72 to 1.95           185,693        0.00%        0.00% to 0.50%      1.44% to 1.94%
     2015                      115,712      1.69 to 1.91           204,240        0.00%        0.00% to 0.50%     11.38% to 11.94%

JANUS HENDERSON OVERSEAS SS
     2019                    1,149,305      1.37 to 1.67         1,815,249        1.85%        0.00% to 0.50%     26.07% to 26.71%
     2018                    1,214,604      1.09 to 1.31         1,515,045        1.71%        0.00% to 0.50%   (15.56)% to (15.14)%
     2017                    1,001,022      1.29 to 1.55         1,478,758        1.54%        0.00% to 0.50%     30.15% to 30.80%
     2016                      830,015      0.99 to 1.18           944,318        4.33%        0.00% to 0.50%    (7.17)% to (6.71)%
     2015                      666,943      1.06 to 1.27           818,332        0.52%        0.00% to 0.50%    (9.26)% to (8.80)%

  63

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                            AT DECEMBER 31                          FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                          -------------------------------------------------  -------------------------------------------------------

                                               UNIT FAIR                                           EXPENSE              TOTAL
                                UNITS        VALUE LOWEST                        INVESTMENT     RATIO LOWEST        RETURN LOWEST
                             OUTSTANDING      TO HIGHEST        NET ASSETS      INCOME RATIO*   TO HIGHEST**        TO HIGHEST***
                          -------------------------------------------------  -------------------------------------------------------

LORD ABBETT MID CAP STOCK
     2019                        28,141   $  2.29 to 2.58    $       66,024        0.91%       0.00% to 0.25%     22.34% to 22.64%
     2018                        31,306      1.86 to 2.11            59,823        0.62%       0.00% to 0.25%   (15.25)% to (15.04)%
     2017                        44,098      2.19 to 2.49            98,594        0.40%       0.00% to 0.25%      6.56% to 6.83%
     2016                       132,669      2.05 to 2.34           282,403        0.05%       0.00% to 0.25%     16.10% to 16.39%
     2015                     3,264,820      1.76 to 2.01         5,770,714        0.61%       0.00% to 0.25%    (4.03)% to (3.79)%

MFS EMRG MKT EQ IC
     2019                         8,035      1.18 to 1.20             9,638        0.59%       0.00% to 0.25%     20.22% to 20.52%
     2018                        13,530      0.98 to 1.00            13,444        0.38%       0.00% to 0.25%   (14.15)% to (13.94)%
     2017                        12,338      1.14 to 1.16            14,283        1.15%       0.00% to 0.25%     37.61% to 37.95%
     2016                        22,085      0.83 to 0.84            18,510        0.01%       0.00% to 0.25%      9.09% to 9.37%
     2015                     2,173,558      0.76 to 0.77         1,670,422        1.00%       0.00% to 0.25%   (13.11)% to (12.89)%

MFS TOTAL RETURN BOND SER IC
     2019                         1,230      1.39 to 1.42             1,752        2.62%       0.00% to 0.25%      9.93% to 10.21%
     2018                         2,087      1.26 to 1.29             2,681        4.40%       0.00% to 0.25%    (1.34)% to (1.09)%
     2017                         1,571      1.28 to 1.30             2,052        3.74%       0.00% to 0.25%      4.20% to 4.46%
     2016                         8,481      1.23 to 1.25            10,518        0.05%       0.00% to 0.25%      3.97% to 4.23%
     2015                     1,220,273      1.18 to 1.20         1,459,171        3.44%       0.00% to 0.25%    (0.55)% to (0.30)%

MORNINGSTAR BALANCED ETF CL I
     2019                        85,772      1.32 to 1.36           115,034        2.15%       0.00% to 0.50%     15.99% to 16.57%
     2018                        96,401      1.14 to 1.17           111,233        2.33%       0.00% to 0.50%    (6.49)% to (6.02)%
     2017                        86,159      1.22 to 1.24           106,041        4.73%       0.00% to 0.50%     13.09% to 13.65%
     2016                         9,447      1.08 to 1.09            10,255        2.05%       0.00% to 0.50%      8.15% to 8.69%
     2015                         9,418      1.00 to 1.01             9,431        1.69%       0.00% to 0.50%    (2.46)% to (1.97)%

MORNINGSTAR GROWTH ETF CL I
     2019                        71,934      1.40 to 1.44           101,855        2.00%       0.00% to 0.50%     19.54% to 20.14%
     2018                        71,938      1.17 to 1.20            84,994        1.95%       0.00% to 0.50%    (8.31)% to (7.85)%
     2017                        65,712      1.27 to 1.30            84,497        3.61%       0.00% to 0.50%     17.09% to 17.68%
     2016                        10,144      1.09 to 1.10            11,110        1.85%       0.00% to 0.50%      9.34% to 9.88%
     2015                         9,063          1.00                 9,062        1.51%       0.00% to 0.50%    (2.71)% to (2.22)%

MORNINGSTAR INC & GRO ASSET ALL CL I
     2019                        37,029      1.24 to 1.28            46,683        2.31%       0.00% to 0.50%     12.63% to 13.19%
     2018                        38,570      1.10 to 1.13            43,067        2.62%       0.00% to 0.50%    (4.47)% to (3.99)%
     2017                        34,363      1.16 to 1.18            40,061        4.17%       0.00% to 0.50%      9.57% to 10.12%
     2016                         9,041      1.05 to 1.07             9,596        2.13%       0.00% to 0.50%      6.20% to 6.73%
     2015                         9,178      0.99 to 1.00             9,149        0.78%       0.00% to 0.50%    (2.01)% to (1.52)%

PIONEER MID CAP VALUE VCT CL I
     2019                         4,394      2.44 to 2.50            11,005        1.16%       0.00% to 0.25%     28.12% to 28.44%
     2018                         6,442      1.90 to 1.95            12,553        0.67%       0.00% to 0.25%   (19.54)% to (19.34)%
     2017                         5,812      2.37 to 2.41            14,043        0.88%       0.00% to 0.25%     12.89% to 13.17%
     2016                        11,287      2.10 to 2.13            23,965        1.56%       0.00% to 0.25%     16.27% to 16.56%
     2015                       910,359      1.80 to 1.83         1,664,271        0.81%       0.00% to 0.25%    (6.38)% to (6.14)%

SFT CORE BOND CL 1
     2019                        21,650      1.30 to 1.32            28,553        0.00%       0.00% to 0.25%      8.90% to 9.18%
     2018                        25,159      1.19 to 1.21            30,412        0.00%       0.00% to 0.25%    (0.84)% to (0.59)%
     2017                         8,667      1.20 to 1.22            10,558        0.00%       0.00% to 0.25%      4.69% to 4.95%
     2016                        26,174      1.15 to 1.16            30,372        0.00%       0.00% to 0.25%      4.37% to 4.63%
     2015                     4,354,400      1.10 to 1.11         4,837,980        0.00%       0.00% to 0.25%      0.16% to 0.41%

  64

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                            AT DECEMBER 31                          FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                          -------------------------------------------------  -------------------------------------------------------

                                               UNIT FAIR                                           EXPENSE              TOTAL
                                UNITS        VALUE LOWEST                       INVESTMENT      RATIO LOWEST        RETURN LOWEST
                             OUTSTANDING      TO HIGHEST        NET ASSETS     INCOME RATIO*    TO HIGHEST**        TO HIGHEST***
                          -------------------------------------------------  -------------------------------------------------------

SFT CORE BOND CL 2
     2019                    19,054,285   $  2.27 to 2.78   $   43,574,889        0.00%        0.00% to 0.50%      8.36% to 8.90%
     2018                       717,128      2.08 to 2.57        1,766,786        0.00%        0.00% to 0.50%    (1.34)% to (0.84)%
     2017                       595,229      2.10 to 2.60        1,464,464        0.00%        0.00% to 0.50%      4.17% to 4.69%
     2016                       597,488      2.00 to 2.50        1,400,507        0.00%        0.00% to 0.50%      3.85% to 4.37%
     2015                     8,902,955      1.92 to 2.41       19,631,528        0.00%        0.00% to 0.50%     (0.34)% to 0.16%

SFT GOVT MONEY MARKET
     2019                       977,723      1.43 to 1.47        1,408,885        1.50%        0.00% to 0.50%      1.00% to 1.50%
     2018                     1,256,446      1.41 to 1.45        1,789,053        1.19%        0.00% to 0.50%      0.67% to 1.18%
     2017                     1,074,957      1.39 to 1.44        1,515,362        0.13%        0.00% to 0.50%     (0.37)% to 0.13%
     2016                     1,002,918      1.39 to 1.45        1,414,771        0.00%        0.00% to 0.50%     (0.45)% to 0.05%
     2015                     3,279,921      1.39 to 1.46        4,589,884        0.00%        0.00% to 0.50%     (0.50)% to 0.00%

SFT INDEX 400 MC CL 1
     2019                         1,225      2.36 to 2.41            3,083        0.00%        0.00% to 0.25%     25.51% to 25.82%
     2018                         2,657      1.88 to 1.91            5,188        0.00%        0.00% to 0.25%   (11.58)% to (11.36)%
     2017                         2,780      2.13 to 2.16            6,119        0.00%        0.00% to 0.25%     15.61% to 15.90%
     2016                        13,404      1.84 to 1.86           24,990        0.00%        0.00% to 0.25%     20.04% to 20.34%
     2015                     9,626,120      1.53 to 1.55       14,889,152        0.00%        0.00% to 0.25%    (2.63)% to (2.39)%

SFT INDEX 400 MC CL 2
     2019                     1,732,574      5.91 to 7.10       10,920,820        0.00%        0.00% to 0.50%     24.88% to 25.51%
     2018                     4,244,681      4.74 to 5.67       20,963,722        0.00%        0.00% to 0.50%   (12.02)% to (11.58)%
     2017                     4,419,227      5.38 to 6.43       24,585,411        0.00%        0.00% to 0.50%     15.03% to 15.61%
     2016                     5,477,594      4.68 to 5.58       26,344,788        0.00%        0.00% to 0.50%     19.44% to 20.04%
     2015                     7,980,423      3.92 to 4.66       31,787,667        0.00%        0.00% to 0.50%    (3.12)% to (2.63)%

SFT INDEX 500 CL 1
     2019                        65,525      2.74 to 2.79          182,248        0.00%        0.00% to 0.25%     30.87% to 31.20%
     2018                        68,418      2.09 to 2.13          145,117        0.00%        0.00% to 0.25%    (4.80)% to (4.56)%
     2017                        70,073      2.20 to 2.23          155,806        0.00%        0.00% to 0.25%     21.24% to 21.54%
     2016                       144,342      1.81 to 1.83          264,425        0.00%        0.00% to 0.25%     11.44% to 11.71%
     2015                    17,039,033      1.63 to 1.64       27,978,413        0.00%        0.00% to 0.25%      0.93% to 1.18%

SFT INDEX 500 CL 2
     2019                    10,066,705      5.35 to 7.58       58,141,070        0.00%        0.00% to 0.50%     30.22% to 30.88%
     2018                    16,431,729      4.08 to 5.82       70,659,283        0.00%        0.00% to 0.50%    (5.28)% to (4.80)%
     2017                    16,773,599      4.29 to 6.15       75,666,886        0.00%        0.00% to 0.50%     20.63% to 21.24%
     2016                    18,149,589      3.54 to 5.10       67,521,900        0.00%        0.00% to 0.50%     10.88% to 11.44%
     2015                    22,728,984      3.18 to 4.60       75,609,623        0.00%        0.00% to 0.50%       0.43% to .93%

SFT INTL BOND CL 2
     2019                       130,581      1.81 to 2.77          360,717        0.00%        0.00% to 0.50%      1.17% to 1.68%
     2018                       139,882      1.78 to 2.73          381,029        0.00%        0.00% to 0.50%      0.70% to 1.21%
     2017                        31,126      1.76 to 2.71           83,271        0.00%        0.00% to 0.50%      0.62% to 1.12%
     2016                        40,691      1.74 to 2.68          105,406        0.00%        0.00% to 0.50%      2.58% to 3.09%
     2015                        25,288      1.69 to 2.61           62,397        0.00%        0.00% to 0.50%    (4.64)% to (4.16)%

SFT IVY GROWTH
     2019                     1,080,529      3.08 to 6.73        3,723,817        0.00%        0.00% to 0.50%     35.81% to 36.49%
     2018                     1,107,118      2.26 to 4.96        2,836,716        0.00%        0.00% to 0.50%      1.70% to 2.21%
     2017                     1,128,355      2.21 to 4.87        2,850,642        0.00%        0.00% to 0.50%     28.58% to 29.22%
     2016                     1,156,942      1.71 to 3.79        2,255,954        0.00%        0.00% to 0.50%      0.40% to 0.91%
     2015                     1,185,934      1.69 to 3.77        2,327,323        0.00%        0.00% to 0.50%      6.21% to 6.74%

  65

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

                                           AT DECEMBER 31                           FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                          -------------------------------------------------  -------------------------------------------------------

                                              UNIT FAIR                                            EXPENSE              TOTAL
                               UNITS        VALUE LOWEST                        INVESTMENT      RATIO LOWEST        RETURN LOWEST
                            OUTSTANDING      TO HIGHEST        NET ASSETS      INCOME RATIO*    TO HIGHEST**        TO HIGHEST***
                          -------------------------------------------------  -------------------------------------------------------

SFT IVY SMALL CAP GROWTH
     2019                        63,544   $ 2.56 to 5.37    $      313,278        0.00%        0.00% to 0.50%     23.04% to 23.66%
     2018                        69,933     2.07 to 4.36           280,640        0.00%        0.00% to 0.50%    (4.41)% to (3.93)%
     2017                        79,491     2.16 to 4.56           332,663        0.00%        0.00% to 0.50%     24.68% to 25.30%
     2016    (b)                 81,098     1.72 to 3.66           267,153        0.00%       (0.03)% to 0.47%    20.53% to 21.13%
     2015    (c)                 94,257     1.42 to 3.04           260,437        0.00%       (0.08)% to 0.42%   (4.07)% to (3.59)%

SFT REAL ESTATE CL 1
     2019                        15,742     1.91 to 1.95            30,613        0.00%        0.00% to 0.25%     24.56% to 24.87%
     2018                        16,413     1.53 to 1.56            25,562        0.00%        0.00% to 0.25%    (5.40)% to (5.16)%
     2017                        16,029     1.62 to 1.64            26,322        0.00%        0.00% to 0.25%      5.37% to 5.63%
     2016                       121,647     1.54 to 1.56           189,178        0.00%        0.00% to 0.25%      4.40% to 4.66%
     2015                     3,141,693     1.47 to 1.49         4,669,894        0.00%        0.00% to 0.25%      4.99% to 5.25%

SFT REAL ESTATE CL 2
     2019                       253,947     4.66 to 5.10         1,239,366        0.00%        0.00% to 0.50%     23.94% to 24.56%
     2018                       332,867     3.76 to 4.09         1,306,975        0.00%        0.00% to 0.50%    (5.88)% to (5.40)%
     2017                       241,677     4.00 to 4.32         1,005,677        0.00%        0.00% to 0.50%      4.85% to 5.37%
     2016                       224,835     3.81 to 4.10           890,396        0.00%        0.00% to 0.50%      3.88% to 4.40%
     2015                       273,067     3.67 to 3.93         1,066,287        0.00%        0.00% to 0.50%      4.47% to 4.99%

SFT WELLINGTON CORE EQUITY CL 1
     2019    (d)                 52,410     1.86 to 8.89           440,784        0.00%       (0.20)% to 0.30%    33.67% to 34.34%
     2018    (e)                 56,591     1.39 to 6.65           359,010        0.00%       (0.21)% to 0.29%   (2.39)% to (1.90)%
     2017    (f)                 58,476     1.42 to 6.81           382,260        0.00%       (0.16)% to 0.34%    21.00% to 21.60%
     2016    (b)                 90,156     1.18 to 5.63           482,698        0.00%       (0.14)% to 0.36%     4.74% to 5.27%
     2015    (c)                 91,175     1.12 to 5.38           465,735        0.00%       (0.22)% to 0.28%     0.70% to 1.20%

VAN ECK VIP GLOBAL HARD ASSETS
     2019                         5,690     0.74 to 0.76             3,926        0.00%        0.00% to 0.25%     11.59% to 11.87%
     2018                        12,656     0.66 to 0.68             8,244        0.00%        0.00% to 0.25%   (28.46)% to (28.28)%
     2017                         9,969     0.92 to 0.95             8,948        0.00%        0.00% to 0.25%    (1.94)% to (1.70)%
     2016                        17,060     0.94 to 0.96            15,814        0.80%        0.00% to 0.25%     43.35% to 43.71%
     2015                     3,692,486     0.66 to 0.67         2,476,709        0.03%        0.00% to 0.25%   (33.61)% to (33.45)%

VANGUARD VIF DIVERSIFIED VALUE
     2019                        95,619     1.47 to 1.51           142,649        2.69%        0.00% to 0.50%     25.07% to 25.70%
     2018                        82,680     1.18 to 1.20            98,381        2.38%        0.00% to 0.50%    (9.57)% to (9.12)%
     2017                        70,193     1.30 to 1.33            92,136        1.80%        0.00% to 0.50%     12.59% to 13.16%
     2016                        24,641     1.16 to 1.17            28,648        2.46%        0.00% to 0.50%     12.40% to 12.96%
     2015                        18,491     1.03 to 1.04            19,081        2.48%        0.00% to 0.50%    (2.94)% to (2.45)%

VANGUARD VIF TOTAL BOND MARKET
     2019                        62,400     1.16 to 1.19            73,335        2.37%        0.00% to 0.50%      8.13% to 8.67%
     2018                        49,568     1.07 to 1.10            53,741        2.13%        0.00% to 0.50%    (0.63)% to (0.13)%
     2017                        38,147     1.08 to 1.10            41,520        1.38%        0.00% to 0.50%      2.97% to 3.48%
     2016                        10,558     1.05 to 1.06            11,134        2.14%        0.00% to 0.50%      1.96% to 2.47%
     2015                         9,708     1.03 to 1.04            10,016        2.26%        0.00% to 0.50%     (0.17)% to 0.33%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

  66

     (Continued)

               MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                        Notes to Financial Statements

                              December 31, 2019

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to merger effective date reflects
Ivy VIP Micro Cap Growth Cl II.

(b) For the year ended December 31, 2016, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.03% and 0.14%, respectively.

(c) For the year ended December 31, 2015, Minnesota Life waived expenses for
SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.08% and 0.22%, respectively.

(d) For the year ended December 31, 2019, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(e) For the year ended December 31, 2018, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.

(f) For the year ended December 31, 2017, Minnesota Life waived expenses for
SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.

(8)       SUBSEQUENT EVENTS

          Management has evaluated subsequent events through March 27, 2020, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                       Statutory Financial Statements
                      and Financial Statement Schedules

                              December 31, 2019

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

                        INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life
Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is
also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

  1

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted
Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of
December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Minnesota Life Insurance Company as of December 31, 2019 and 2018,
and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of
Commerce described in Note 2.

OTHER MATTER

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota
Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

                                            [KPMG_SIG]

Minneapolis, Minnesota
April 2, 2020

  2

                      MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                         December 31, 2019 and 2018
                               (IN THOUSANDS)

ADMITTED ASSETS                                                                                            2019            2018
------------------------------------------------------------                                         ---------------  --------------

Bonds                                                                                                 $   18,072,283  $   15,520,081
Common stocks                                                                                                486,402         395,121
Mortgage loans, net                                                                                        4,148,884       3,614,864
Derivative instruments                                                                                       845,188         149,598
Other invested assets                                                                                        957,410         910,649
Policy loans                                                                                                 588,342         519,511
Investments in affiliated companies                                                                          447,288         360,809
Cash, cash equivalents and short-term investments                                                            146,581          61,518
                                                                                                     ---------------  --------------
    Total invested assets                                                                                 25,692,378      21,532,151

Premiums deferred and uncollected                                                                            254,705         341,311
Current income tax recoverable                                                                                26,144          26,072
Deferred income taxes                                                                                        219,821         137,213
Other assets                                                                                                 440,134         310,416
                                                                                                     ---------------  --------------
    Total assets, excluding separate accounts                                                             26,633,182      22,347,163

Separate account assets                                                                                   29,744,142      24,172,223
                                                                                                     ---------------  --------------
       Total assets                                                                                   $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

LIABILITIES AND CAPITAL AND SURPLUS
------------------------------------------------------------
Liabilities:
    Policy reserves:
       Life insurance                                                                                 $   11,510,971  $    9,936,193
       Annuities and other fund deposits                                                                   8,882,965       7,062,574
       Accident and health                                                                                   159,724         149,202
    Policy claims in process of settlement                                                                   444,949         440,905
    Dividends payable to policyholders                                                                        38,441          40,489
    Other policy liabilities                                                                               1,585,522       1,557,398
    Asset valuation reserve                                                                                  313,296         162,111
    Accrued commissions and expenses                                                                         143,230         104,347
    Other liabilities                                                                                        442,791          79,222
                                                                                                     ---------------  --------------
       Total liabilities, excluding separate accounts                                                     23,521,889      19,532,441

    Separate account liabilities                                                                          29,706,570      24,137,978
                                                                                                     ---------------  --------------
       Total liabilities                                                                                  53,228,459      43,670,419
                                                                                                     ---------------  --------------

Capital and surplus:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                                  5,000           5,000
    Additional paid in capital                                                                               216,540         216,540
    Surplus notes                                                                                            118,000         118,000
    Unassigned surplus                                                                                     2,809,325       2,509,427
                                                                                                     ---------------  --------------
       Total capital and surplus                                                                           3,148,865       2,848,967
                                                                                                     ---------------  --------------
       Total liabilities and capital and surplus                                                      $   56,377,324  $   46,519,386
                                                                                                     ===============  ==============

See accompanying notes to statutory financial statements.

  3

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

         Statutory Statements of Operations and Capital and Surplus
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

STATEMENTS OF OPERATIONS                                                                      2019           2018          2017
------------------------------------------------------------------------------            -------------  ------------  -------------

Revenues:
     Premiums                                                                              $ 3,746,844   $ 3,716,312   $  3,511,204
     Annuity considerations                                                                  4,875,299     3,830,326      4,075,441
     Net investment income                                                                     883,733       792,410        748,445
     Investment management, administration and contract guarantee fees                         277,734       275,707        266,159
     Other income                                                                              144,456       166,259        157,584
                                                                                          -------------  ------------  -------------
        Total revenues                                                                       9,928,066     8,781,014      8,758,833
                                                                                          -------------  ------------  -------------

Benefits and expenses:
     Policyholder benefits                                                                   5,082,862     5,372,746      4,968,449
     Increase in policy reserves                                                             3,411,475     2,028,067      2,590,124
     General insurance expenses and taxes                                                      452,960       373,762        334,853
     Salaries and wages                                                                        205,738       193,743        183,849
     Group service and administration fees                                                      63,673        59,849         88,596
     Commissions                                                                               528,374       501,200        451,688
     Separate account transfers, net                                                           247,614       318,521         81,934
                                                                                          -------------  ------------  -------------
        Total benefits and expenses                                                          9,992,696     8,847,888      8,699,493
                                                                                          -------------  ------------  -------------

        Gain (loss) from operations before dividends, federal
              income taxes and net realized capital gains (losses)                             (64,630)      (66,874)        59,340

Dividends to policyholders                                                                      40,829        42,378         47,337
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before federal income taxes and
              net realized capital gains (losses)                                             (105,459)     (109,252)        12,003

Federal income taxes incurred                                                                   10,477         2,442          4,275
                                                                                          -------------  ------------  -------------
        Gain (loss) from operations before net realized capital gains (losses)                (115,936)     (111,694)         7,728

Net realized capital gains (losses), net of transfers to interest
     maintenance reserve and federal income taxes                                              (40,295)      186,420        270,210
                                                                                          -------------  ------------  -------------
        Net income (loss)                                                                  $  (156,231)  $    74,726   $    277,938
                                                                                          =============  ============  =============

STATEMENTS OF CAPITAL AND SURPLUS
------------------------------------------------------------------------------
Capital and surplus, beginning of year                                                     $ 2,848,967   $ 3,059,925   $  2,971,602
Net income (loss)                                                                             (156,231)       74,726        277,938
Net change in unrealized capital gains and losses                                              415,781      (257,804)       (23,099)
Net change in deferred income tax                                                              112,220        34,167        (82,922)
Change in asset valuation reserve                                                             (151,185)       92,190         18,421
Net change in separate account surplus                                                           3,335           461          7,349
Dividends to stockholder                                                                            --        (9,647)      (188,705)
Change in unauthorized reinsurance                                                              (1,330)       (2,208)         4,300
Change in non-admitted assets                                                                   71,066      (166,428)        51,077
Change in reserves due to change in valuation basis                                             43,552            --             --
Capital contribution                                                                                --        20,006         17,841
Other, net                                                                                     (37,310)        3,579          6,123
                                                                                          -------------  ------------  -------------
Capital and surplus, end of year                                                            $3,148,865    $2,848,967     $3,059,925
                                                                                          =============  ============  =============

See accompanying notes to statutory financial statements.

  4

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                      Statutory Statements of Cash Flow
                Years ended December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES                                                          2019           2018           2017
------------------------------------------------------------------                       -------------  -------------  -------------

Revenues:
     Premiums and annuity considerations                                                 $  9,094,816    $ 7,971,586   $  7,578,903
     Net investment income                                                                    872,727        782,614        733,467
                                                                                         -------------  -------------  -------------
        Total receipts                                                                      9,967,543      8,754,200      8,312,370
                                                                                         -------------  -------------  -------------
Benefits and expenses paid:
     Policyholder benefits                                                                  5,174,334      5,313,921      4,971,796
     Dividends to policyholders                                                                42,877         46,140         50,646
     Commissions and expenses                                                               1,199,259      1,141,411      1,046,570
     Separate account transfer, net                                                           249,800        302,939         66,857
     Federal income taxes                                                                      60,684         53,751         98,331
                                                                                         -------------  -------------  -------------
        Total payments                                                                      6,726,954      6,858,162      6,234,200
                                                                                         -------------  -------------  -------------
           Cash provided from operations                                                    3,240,589      1,896,038      2,078,170
                                                                                         -------------  -------------  -------------

CASH FLOW FROM INVESTING ACTIVITIES
------------------------------------------------------------------
Proceeds from investments sold, matured or repaid:
     Bonds                                                                                  2,864,055      3,719,165      4,052,868
     Common stocks                                                                            148,202        220,412        260,437
     Mortgage loans                                                                           500,659        383,096        364,837
     Derivative instruments                                                                   286,560        477,497        433,108
     Other invested assets                                                                    112,254        138,775        372,202
Separate account redemptions                                                                      294         25,114         25,297
                                                                                         -------------  -------------  -------------
                                                                                            3,912,024      4,964,059      5,508,749
                                                                                         -------------  -------------  -------------
Cost of investments acquired:
     Bonds                                                                                  5,438,196      5,031,445      5,834,744
     Common stocks                                                                            176,235        201,086        206,439
     Mortgage loans                                                                         1,034,674        997,476        832,982
     Derivative instruments                                                                   292,474        400,800        303,079
     Other invested assets                                                                    156,043        119,920        159,519
Separate account investments                                                                      373            435         30,231
Securities in transit, net                                                                     22,986        (13,317)        (3,727)
Other provided, net                                                                            69,206         50,660         50,138
                                                                                         -------------  -------------  -------------
                                                                                            7,190,187      6,788,505      7,413,405
                                                                                         -------------  -------------  -------------
        Cash applied to investing                                                          (3,278,163)    (1,824,446)    (1,904,656)
                                                                                         -------------  -------------  -------------

CASH FLOW FROM FINANCING AND MISCELLANEOUS ACTIVITIES
------------------------------------------------------------------
Borrowed money, net                                                                           (50,000)      (225,000)       (30,000)
Net deposits on deposit-type contract funds                                                    59,115         18,504        (10,892)
Dividend paid to stockholder                                                                       --             --       (185,142)
Contributed capital                                                                                --         11,500             --
Other cash applied                                                                            113,522         (1,882)         3,104
                                                                                         -------------  -------------  -------------
        Cash provided from (applied to) financing                                             122,637       (196,878)      (222,930)
                                                                                         -------------  -------------  -------------

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------
Net change in cash, cash equivalents and short-term investments                                85,063       (125,286)       (49,416)
Beginning of the year                                                                          61,518        186,804        236,220
                                                                                         -------------  -------------  -------------
     End of the year                                                                     $    146,581    $    61,518   $    186,804
                                                                                         =============  =============  =============

See accompanying notes to statutory financial statements.

  5

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                   Notes to Statutory Financial Statements
                      December 31, 2019, 2018 and 2017
                               (IN THOUSANDS)

(1)    NATURE OF OPERATIONS

       Organization and Description of Business
       -----------------------------------

       Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

       The Company, which operates in the United States, generally offers the following types of products:

             -   Fixed, indexed and variable universal life, term life and
                 whole life insurance products to individuals through
                 affiliated and independent channel partners.
             -   Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
             -   Group life insurance and voluntary products to private and public employers.
             -   Customized retirement options to employers and investment
                 firms through affiliated and independent channel partners as well as direct relationships.
             -   Life insurance protection through banks, credit unions, and finance companies.

       The Company serves over 15 million people through more than 6,000 home office associates and field representatives located at its St. Paul,
       Minnesota headquarters and in sales offices nationwide.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The accompanying statutory financial statements of Minnesota Life
       Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of
       Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
       Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance
       Commissioners' (NAIC) Accounting Practices and Procedures manual (NAIC
       SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S.
       generally accepted accounting principles (GAAP).

       The more significant differences, of which the aggregate effects are material are as follows:

       -   Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

  6

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.
       -   Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.
       -   The Company is required to establish an asset valuation reserve
           (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The
           IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a
           GAAP basis.
       -   Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the
           NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.
       -   Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings. Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as trading securities, which were reported at fair value through earnings, or
           available-for-sale securities, which were reported at fair value through stockholder's equity.
       -   Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.
       -   Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.
       -   Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.
       -   Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus.
           Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.
       -   In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

  7

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.
       -   Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.
       -   Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.
       -   Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.
       -   The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.
       -   Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.
       -   The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
       -   Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.
       -   The calculation of reserves and transfers in the Separate Account
           Statement requires the use of a Commissioners' Annuity Reserve
           Valuation Method (CARVM) allowance on annuities and a Commissioners'
           Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.
       -   Derivative instruments are recorded at fair value or amortized cost.
           Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.
       -   A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.
       -   Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.
       -   The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

  8

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       -   Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities.
           Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.
       -   The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.
       -   The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.
       -   GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

       The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

       New Accounting Pronouncements
       ---------------------------

       In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement
       Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company's pension and other postretirement plans. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

       In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company's policy for determining transfers between levels. The revised statement is effective for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

  9

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       In November 2018, the NAIC adopted revisions to SSAP No. 51, Life
       Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life,
       Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21
       Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

       Permitted Practice
       ------------

       The Company has received a permitted practice from the Minnesota
       Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

       Revenues and Expenses
       -----------------

       Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder.
       Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

       Valuation of Investments and Net Investment Income
       ----------------------------------------------

       Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any
       other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

       Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,085 and $32,503 at
       December 31, 2019 and 2018, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

       Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company's loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company's determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except

  10

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

       For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities.
       When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized
       OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

       Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of
       10% or more, which are carried on an equity basis.

       The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend.
       Investment income is reported net of related investment expenses. For the years ended December 31, 2019 and 2018, the Company sold, redeemed or otherwise disposed 47 and 43 CUSIPs, respectively, as a result of a callable feature which generated investment income of $6,698 and $7,186, respectively, from prepayment penalties and acceleration fees.

       Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

       Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.00% to 4.88% during 2019. In 2019, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 73%.

       The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

       Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts

  11

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       held by the investee are recorded, based on the Company's ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

       Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was
       $49,828 and $46,230 at December 31, 2019 and 2018, respectively.
       Depreciation is computed principally on a straight-line basis.

       The Company's investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note's carrying value and the fair value and is reported in earnings.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,705 and $3,413 as of December 31, 2019 and 2018, respectively.

       Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled
       $(22,963) and $(5,056) at December 31, 2019 and 2018, respectively.

       Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2019 and 2018 totaled $7,141 and $8,610, respectively.

       Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance
       Corporation insurance limit.

  12

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       Derivative Instruments
       ----------------

       The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

       Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

       Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

       The Company holds "To-Be-Announced" (TBA) Government National Mortgage
       Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

       Realized and Unrealized Capital Gains and Losses
       --------------------------------------------

       Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

       The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

       Under the Company's accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security's amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference

  13

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security's original effective interest rate.

       For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to sell the security and current economic conditions.

       For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an
       OTTI has occurred, the entire difference between NAIC fair value and the common stock's cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

       The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

       All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

       The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company's liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2019 or 2018.

       The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual

  14

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

       Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

       Separate Accounts
       ------------

       Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
       Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders.
       Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The
       Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

       The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $37,571 and $34,245 at December 31, 2019 and 2018,
       respectively.

       Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2019 and 2018, the CARVM and CRVM
       allowances were $(301,794) and $(299,538), respectively.

       Software Capitalization
       -----------------

       Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $44,414 and $45,516 as of December 31, 2019 and 2018,
       respectively, all of which is non-admitted, and amortized software expense of $10,628, $12,183 and $14,418 for the years ended December 31,
       2019, 2018 and 2017, respectively.

       Non-admitted Assets
       --------------

       Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative
       IMR and certain receivables), amounting to $333,945 and $405,011 at
       December 31, 2019 and 2018, respectively, have been charged to capital and surplus.

       Reinsurance
       ------

       Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are

  15

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

       Policy Reserves
       ---------

       Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value. Policy reserves on all other annuity contracts and life insurance contracts and older variable life policies are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At
       December 31, 2019 and 2018, the amounts of surrender values in excess of reserves were $1,214,539 and $1,109,986, respectively.

       Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The
       Company's liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

       For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2019 and 2018, the Company had $14,163,056
       and $8,822,745, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

       Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts.

       During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

       During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

       Liability for Accident and Health Losses and Loss Adjustment Expenses
       -----------------------------------------------------------------

       The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the

  16

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

       Participating Business
       -----------------

       Dividends on participating policies and other discretionary payments are declared by the Company's Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company's Board of
       Directors and up to one year in advance of the payout dates. At December
       31, 2019 and 2018, the total participating business in force was
       $2,027,301 and $2,197,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2019 and 2018.

       For 2019, 2018 and 2017, premiums under individual and group life participating policies were $41,908, $41,963 and $41,073, respectively.
       The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2019, 2018 and 2017 in the amount of $7,022, $7,249, and 7,694, respectively, to policyholders and did not allocate any additional income to such policyholders.

       Federal Income Taxes
       ----------------

       The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company's ultimate parent. Entities included in the consolidated return include: Securian
       Holding Company, Robert Street Property Management, Inc., Securian
       Financial Group, Inc. (SFG), Securian Casualty Company, Securian
       Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust
       Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc.,
       Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its
       subsidiaries and Minnesota Life Insurance Company and its subsidiaries.
       Empyrean Holding Company's subsidiaries include Empyrean Benefits
       Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker
       Holdings, LLC. Minnesota Life's subsidiaries include Securian Life
       Insurance Company (Securian Life), Allied Solutions LLC (Allied),
       Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview
       Properties II, LLC, Marketview Properties III, LLC, Marketview
       Properties IV, LLC and Oakleaf Service Corporation.

       The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue
       Service (IRS).

       The Company provides for federal income taxes based on amounts the
       Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used

  17

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

       Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

       Use of Estimates
       ----------

       The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

       The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)    RISKS

       The Company's financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the
       Company's control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

             -   Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit
                 spreads, real estate, and derivatives.
             -   Investment-related risks such as those related to valuation, impairment, and concentration.

  18

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(3)   RISKS (CONTINUED)

             -    Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience,
                  reinsurers and counterparties, liquidity, ratings,
                  competition, cyber or other information security, fraud, and overall risk management.
             -    Catastrophic and pandemic event-related risks such as
                  COVID-19 that may impact policyholder behavior and claims
                  experience, volatility in financial markets and economic
                  activity, and operations.
             -    Acquisition, disposition, or other structural change related risks.
             -    Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other
                  regulation, and accounting standards.

       The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)    FAIR VALUE OF FINANCIAL INSTRUMENTS

       Financial Assets and Financial Liabilities Reported at Fair Value
       -----------------------------------------------------------

       The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of
       December 31, 2019 and 2018.

       Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the
       Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

             Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

             Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

  19

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

                Level 3 - Fair value is based on at least one or more
                significant unobservable inputs. These inputs reflect the
                Company's assumptions about the inputs market participants would use in pricing the assets or liabilities.

         The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2019:

                                                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                                                -----------  ------------  --------  ------------

        Common stocks                                                           $   472,062  $         --   $  540   $    472,602
        Derivative instruments                                                       69,400       775,788       --        845,188
        Cash equivalents                                                            121,416            --       --        121,416
        Separate account assets                                                   5,896,776    23,841,446    5,920     29,744,142
                                                                                -----------  ------------  --------  ------------
         Total financial assets                                                 $ 6,559,654  $ 24,617,234   $6,460   $ 31,183,348
                                                                                ===========  ============  ========  ============
        Derivative instruments (1)                                              $        23  $    287,216   $   --   $    287,239
                                                                                -----------  ------------  --------  ------------
         Total financial liabilities                                            $        23  $    287,216   $   --   $    287,239
                                                                                ===========  ============  ========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The following table summarizes the Company's financial assets and financial liabilities carried at fair value as of December 31, 2018:

                                                                                   LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                                                                 -----------  ------------  ---------  ------------

        Common stocks                                                            $   379,321  $         --   $    --   $    379,321
        Derivative instruments                                                         4,184       108,953        --        113,137
        Cash equivalents                                                             133,771            --        --        133,771
        Separate account assets                                                    4,656,252    19,510,926     5,045     24,172,223
                                                                                 -----------  ------------  ---------  ------------
         Total financial assets                                                  $ 5,173,528  $ 19,619,879   $ 5,045   $ 24,798,452
                                                                                 ===========  ============  =========  ============
        Derivative instruments (1)                                               $        13  $     27,595   $    --   $     27,608
                                                                                 -----------  ------------  ---------  ------------
         Total financial liabilities                                             $        13  $     27,595   $    --   $     27,608
                                                                                 ===========  ============  =========  ============

        (1)  Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

         The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

         COMMON STOCKS

         The Company's common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

  20

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       DERIVATIVE INSTRUMENTS

       Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

       The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most
       OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data.
       Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

       The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

       CASH EQUIVALENTS

       Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

       SEPARATE ACCOUNT ASSETS

       Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available, and generally classify the security as
       Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

  21

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets             $ 5,045         $ --        $ 443        $ 432          $ --         $ --       $ 5,920
        Common stocks                            --           --           --          540            --           --           540
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets            $ 5,045         $ --        $ 443        $ 972          $ --         $ --       $ 6,460
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.
        (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
        (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

                                                                                                                        PURCHASES,
                                                                                                                         SALES AND
                                                                                                                       SETTLEMENTS,
                                                                                    PURCHASES    SALES   SETTLEMENTS        NET
                                                                                   ----------   ------   -----------   ------------

        Separate account assets                                                      $  905     $(473)       $--           $432
        Common stocks                                                                   540        --         --            540
                                                                                   ----------   ------   -----------   ------------
         Total financial assets                                                      $1,445     $(473)       $--           $972
                                                                                   ==========   ======   ===========   ============

        The following table provides a summary of changes in fair value of
        Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

                                                           TOTAL REALIZED AND
                                                            UNREALIZED GAINS
                                                          (LOSSES) INCLUDED IN:
                                                        -----------------------
                                                                                  PURCHASES,
                                           BALANCE AT                              SALES AND      TRANSFERS    TRANSFERS     BALANCE
                                            BEGINNING        NET                 SETTLEMENTS,       IN TO       OUT OF       AT END
                                             OF YEAR     INCOME (1)     SURPLUS     NET (3)      LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------

        Separate account assets              $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ------------  ------------   --------  -------------  ------------  -----------  ---------
          Total financial assets             $ 886          $ --        $ 365       $ 2,381        $1,413        $ --       $ 5,045
                                          ============  ============   ========  =============  ============  ===========  =========

        (1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

  22

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.
       (3) The following table provides the bifurcation of the net purchases and sales.

        The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2018:

                                                                                                                         PURCHASES,
                                                                                                                          SALES AND
                                                                                                                        SETTLEMENTS,
                                                                                    PURCHASES    SALES    SETTLEMENTS        NET
                                                                                   -----------   ------  ------------   ------------

        Separate account assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   -----------   ------  ------------   ------------
         Total financial assets                                                      $ 2,780     $(399)      $ --          $2,381
                                                                                   ===========   ======  ============   ============

        At December 31, 2019 and 2018, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S.
        Treasuries, the fair value of the asset will decrease (increase).

  23

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        Financial Assets and Financial Liabilities
        ------------------------------------------

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2019:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    557,248  $    545,386  $    557,248  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            857,398       807,698            --       857,398            --          --
          Foreign government securities                28,164        26,324            --        28,164            --          --
          Corporate securities                     13,402,721    12,471,875         3,050    11,107,735     2,291,936          --
          Asset-backed securities                     710,510       691,559            --       674,484        36,026          --
          Commercial mortgage-backed
           securities (CMBS)                        1,804,777     1,743,322            --     1,804,777            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,883,547     1,786,119            --     1,883,547            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             19,244,365    18,072,283       560,298    16,356,105     2,327,962          --
        Common stock                                  472,602       486,402       472,062            --           540      13,800
        Preferred stock                                68,788        64,762        19,560        31,077        18,151          --
        Mortgage loans                              4,251,570     4,148,884            --            --     4,251,570          --
        Derivative instruments:
          Other derivative instruments                845,188       845,188        69,400       775,788            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               845,188       845,188        69,400       775,788            --          --
        Policy loans                                  707,512       588,342            --            --       707,512          --
        Short-term investments                          7,141         7,141         5,477         1,664            --          --
        Cash equivalents                              210,920       210,912       210,169           751            --          --
        Surplus notes                                 103,150        94,015            --       103,150            --          --
        Separate account assets                    29,744,142    29,744,142     5,896,776    23,841,446         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 55,655,378  $ 54,262,071  $  7,233,742  $ 41,109,981  $  7,311,655    $ 13,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,324,624  $  2,543,049  $         --  $         --  $  2,324,624    $     --
        Other fund deposits                         2,363,878     2,365,339            --            --     2,363,878          --
        Supplementary contracts without
          flife contingencies                         145,377       145,377            --            --       145,377          --
        Annuity certain contracts                     115,551       110,088            --            --       115,551          --
        Borrowed money                                 45,174        45,000            --            --        45,174          --
        Derivative liabilities (1)                    287,239       287,239            23       287,216            --          --
        Separate account liabilities               20,475,110    20,475,110     5,896,776    14,572,414         5,920          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 25,756,953  $ 25,971,202  $  5,896,799  $ 14,859,630  $  5,000,524    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  24

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $13,800               N/A                  N/A          Nonmarketable FHLB membership

        The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the
        Company as of December 31, 2018:

                                                                                                                            NOT
                                                                                                                        PRACTICABLE
                                                   AGGREGATE     CARRYING                                                CARRYING
                                                  FAIR VALUE       VALUE        LEVEL 1       LEVEL 2       LEVEL 3        VALUE
                                                 ------------  ------------  ------------  ------------  ------------  ------------

        Bonds:
          U.S. government securities             $    481,109  $    469,314  $    481,109  $         --  $         --    $     --
          Agencies not backed by the full
           faith and credit of the
           U.S. government                            825,679       818,015            --       825,679            --          --
          Foreign government securities                44,239        43,444            --        44,239            --          --
          Corporate securities                     10,168,156    10,402,409         4,438     8,500,275     1,663,443          --
          Asset-backed securities                     564,306       567,660            --       525,772        38,534          --
          Commercial mortgage-backed
           securities (CMBS)                        1,524,427     1,538,202            --     1,524,427            --          --
          Residential mortgage-backed
           securities (RMBS)                        1,719,241     1,681,037            --     1,719,237             4          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total bonds                             15,327,157    15,520,081       485,547    13,139,629     1,701,981          --
        Common stock                                  379,321       395,121       379,321            --            --      15,800
        Preferred stock                                46,760        49,406        14,671        32,089            --          --
        Mortgage loans                              3,556,569     3,614,864            --            --     3,556,569          --
        Derivative instruments:
          TBA derivative instruments                   36,901        36,461            --        36,901            --          --
          Other derivative instruments                113,137       113,137         4,184       108,953            --          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total derivative instruments               150,038       149,598         4,184       145,854            --          --
        Policy loans                                  626,852       519,511            --            --       626,852          --
        Short-term investments                          8,607         8,610         1,099         7,508            --          --
        Cash equivalents                              134,271       134,271       133,771           500            --          --
        Surplus notes                                  71,978        78,703            --        71,978            --          --
        Separate account assets                    24,172,223    24,172,223     4,656,252    19,510,926         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial assets                $ 44,473,776  $ 44,642,388  $  5,674,845  $ 32,908,484  $  5,890,447    $ 15,800
                                                 ============  ============  ============  ============  ============  ============
        Deferred annuities                       $  2,075,454  $  2,049,493  $         --  $         --  $  2,075,454    $     --
        Other fund deposits                         2,264,506     2,283,239            --            --     2,264,506          --
        Supplementary contracts without
          life contingencies                          133,431       133,431            --            --       133,431          --
        Annuity certain contracts                     106,884       107,007            --            --       106,884          --
        Borrowed money                                 25,781        25,000            --            --        25,781          --
        Derivative liabilities (1)                     27,608        27,608            13        27,595            --          --
        Separate account liabilities               16,126,782    16,126,782     4,656,252    11,465,485         5,045          --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
           Total financial liabilities           $ 20,760,446  $ 20,752,560  $  4,656,265  $ 11,493,080  $  4,611,101    $     --
                                                 ============  ============  ============  ============  ============  ============

        (1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

  25

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

        The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2018:

                                                                                                   EXPLANATION FOR INVESTMENTS
                                      CARRYING VALUE  EFFECTIVE INTEREST RATE   MATURITY DATE             HELD AT COST
                                     ---------------  -----------------------  --------------  ----------------------------------

        Common stock                      $15,800               N/A                  N/A          Nonmarketable FHLB membership

        Financial Assets and Financial Liabilities Reported at Other Than Fair
               Value
        ------------------------------------------------------------------------

        The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

        Refer to note 2 Summary of Significant Accounting Policies and note 6
        Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

        When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

        When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The
        Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument's valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

        Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.
        If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

        For instruments where quoted market prices are not available or the
        Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S.
        Treasury yield to create an estimated market yield for that instrument.
        The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then

  26

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(4)   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

       used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

       Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

       The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using
       CARVM calculation procedures and current market interest rates. The
       Company believes this a reasonable approximation of fair value.
       Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

       The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

       The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

       Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)    INVESTMENTS

       Bonds and Common Stocks
       ---------------------

       The Company's bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S.
       government and agency obligations.

       The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds.
       Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

       The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  27

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,743,331 and
        $1,650,755 agency backed RMBS and $42,788 and $30,282 non-agency backed
        RMBS as of December 31, 2019 and 2018, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

        The Company's asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

        The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

                                                                                                GROSS         GROSS
                                                                               ADMITTED      UNREALIZED    UNREALIZED       FAIR
        DECEMBER 31, 2019                                                     ASSET VALUE       GAINS        LOSSES         VALUE
        ------------------------------------------------------------------   ------------  ------------   -----------   ------------

        U.S. government securities                                           $    545,386   $    11,976     $    114    $    557,248
        Agencies not backed by the full faith
          and credit of the U.S. government                                       807,698        49,835          135         857,398
        Foreign government securities                                              26,324         1,840           --          28,164
        Corporate securities                                                   12,471,875       942,646       11,800      13,402,721
        Asset-backed securities                                                   691,559        19,414          463         710,510
        CMBS                                                                    1,743,322        62,154          699       1,804,777
        RMBS                                                                    1,786,119        98,115          687       1,883,547
                                                                             ------------  ------------   -----------   ------------
          Total                                                              $ 18,072,283   $ 1,185,980     $ 13,898    $ 19,244,365
                                                                             ============  ============   ===========   ============

                                                                                               GROSS         GROSS
                                                                              ADMITTED      UNREALIZED    UNREALIZED        FAIR
        DECEMBER 31, 2018                                                    ASSET VALUE       GAINS        LOSSES          VALUE
        -----------------------------------------------------------------   ------------   -----------    ----------    ------------

        U.S. government securities                                          $    469,314    $  12,154     $      359    $    481,109
        Agencies not backed by the full faith
          and credit of the U.S. government                                      818,015       15,071          7,407         825,679
        Foreign government securities                                             43,444        1,869          1,074          44,239
        Corporate securities                                                  10,402,409       98,957        333,210      10,168,156
        Asset-backed securities                                                  567,660        5,299          8,653         564,306
        CMBS                                                                   1,538,202        8,246         22,021       1,524,427
        RMBS                                                                   1,681,037       48,587         10,383       1,719,241
                                                                            ------------   -----------    ----------    ------------
          Total                                                             $ 15,520,081    $ 190,183     $  383,107    $ 15,327,157
                                                                            ============   ===========    ==========    ============

  28

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The admitted asset value and estimated fair value of bonds at December
        31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ADMITTED        FAIR
                                                                                                           ASSET VALUE      VALUE
                                                                                                          ------------  ------------

        Due in one year or less                                                                           $    425,633  $    430,728
        Due after one year through five years                                                                4,121,548     4,296,754
        Due after five years through ten years                                                               3,780,540     4,007,841
        Due after ten years                                                                                  5,523,562     6,110,208
                                                                                                          ------------  ------------
                                                                                                            13,851,283    14,845,531
        Asset-backed and mortgage-backed securities                                                          4,221,000     4,398,834
                                                                                                          ------------  ------------
          Total                                                                                           $ 18,072,283  $ 19,244,365
                                                                                                          ============  ============

        The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                                LESS THAN 12 MONTHS
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $    56,853   $    56,967     $     114          9
        Agencies not backed by the full faith and
          credit of the U.S. government                                             23,400        23,534           134          7
        Corporate securities                                                       438,956       444,610         5,654         89
        Asset-backed securities                                                     92,276        92,724           448         36
        CMBS                                                                       107,788       108,469           681          6
        RMBS                                                                       122,203       122,649           446         20

                                                                                                 DECEMBER 31, 2019
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                                FAIR VALUE       COST         LOSSES        COUNT
                                                                               -----------   ------------   -----------   ---------

        U.S. government securities                                             $        --   $        --     $      --         --
        Agencies not backed by the full faith and
          credit of the U.S. government                                                499           500             1          1
        Corporate securities                                                       105,678       111,824         6,146         32
        Asset-backed securities                                                     11,527        11,542            15          6
        CMBS                                                                         2,674         2,692            18          7
        RMBS                                                                        23,316        23,557           241         19

  29

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

                                                                                                  DECEMBER 31, 2018
                                                                                ---------------------------------------------------
                                                                                                 LESS THAN 12 MONTHS
                                                                                ---------------------------------------------------
                                                                                                AMORTIZED    UNREALIZED    SECURITY
                                                                                 FAIR VALUE       COST         LOSSES        COUNT
                                                                                -----------   ------------  ------------   --------

        U.S. government securities                                              $   148,447   $   148,500    $       53          7
        Agencies not backed by the full faith and
          credit of the U.S. government                                             206,407       210,316         3,909         43
        Foreign securities                                                              119           126             7          1
        Corporate securities                                                      5,396,088     5,663,116       267,028      1,051
        Asset-backed securities                                                     205,859       209,647         3,788         46
        CMBS                                                                        723,884       735,025        11,141         50
        RMBS                                                                        439,275       445,371         6,096         73

                                                                                                 DECEMBER 31, 2018
                                                                               ----------------------------------------------------
                                                                                               12 MONTHS OR GREATER
                                                                               ----------------------------------------------------
                                                                                               AMORTIZED    UNREALIZED    SECURITY
                                                                               FAIR VALUE        COST         LOSSES        COUNT
                                                                               -----------   ------------  ------------   ---------

        U.S. government securities                                             $     6,978   $     7,284     $     306          8
        Agencies not backed by the full faith and
          credit of the U.S. government                                             68,353        71,851         3,498         29
        Foreign securities                                                           9,186        10,253         1,067          1
        Corporate securities                                                       804,263       870,445        66,182        167
        Asset-backed securities                                                    155,957       160,822         4,865         52
        CMBS                                                                       335,991       346,871        10,880         46
        RMBS                                                                       133,156       137,443         4,287         56

        For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2019, the
        Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

        The following paragraphs summarize the Company's evaluation of investment categories where carrying value exceeds fair value as of
        December 31, 2019.

        U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

        Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S.
        government, these securities generally trade as if they are.

        Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  30

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities' respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

        Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

        The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's
        CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better).

        The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of
        December 31, 2019, 97.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2019 were investment grade securities (BBB or better). Credit support for the
        RMBS holdings remains high.

        At December 31, 2019 and 2018, bonds with a carrying value of $8,070 and $8,026, respectively, were on deposit with various regulatory authorities as required by law.

        The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's common stock portfolio totaled $486,402 and $395,121 as of December 31, 2019 and 2018, respectively.

        The Company had certain common stocks with a reported fair value lower than the carrying value of the investment as follows:

                                                                                                 LESS THAN 12 MONTHS
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $  30,124    $ 32,556     $ 2,432         25
        December 31, 2018                                                            139,932     155,648      15,716        119

                                                                                                12 MONTHS OR GREATER
                                                                                  -----------------------------------------------
                                                                                                CARRYING    UNREALIZED   SECURITY
                                                                                  FAIR VALUE      VALUE       LOSSES       COUNT
                                                                                  ----------    ---------   -----------  --------

        December 31, 2019                                                          $   8,559    $ 10,446     $ 1,887         12
        December 31, 2018                                                              1,028       1,754         726          3

        Common stocks with unrealized losses at December 31, 2019 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

  31

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Mortgage Loans
        ------------

        The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,148,884 and $3,614,864 at December
        31, 2019 and 2018, respectively.

        All of the Company's commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

        The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the
        Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $252,797 and $196,774 were sold during 2019 and 2018, respectively.

        The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of
        December 31:

                                                                                                                2019        2018
                                                                                                            -----------  -----------

        Industrial                                                                                          $ 1,256,399  $ 1,131,328
        Office buildings                                                                                        586,356      564,110
        Retail facilities                                                                                     1,091,984      965,565
        Apartment                                                                                               886,139      636,072
        Other                                                                                                   328,006      317,789
                                                                                                            -----------  -----------
          Total                                                                                             $ 4,148,884  $ 3,614,864
                                                                                                            ===========  ===========

        If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the
        Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

        A valuation allowance is established when it is probable that the
        Company will not be able to collect all amounts due under the contractual terms of the loan.

  32

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                                                            2019    2018     2017
                                                                                                            ------  ------  --------

        Balance at beginning of year                                                                        $ 200   $ 204   $ 1,700
          Reduction in allowance                                                                               (6)     (4)   (1,496)
                                                                                                            ------  ------  --------
        Balance at end of year                                                                              $ 194   $ 200   $   204
                                                                                                            ======  ======  ========

        As of December 31, 2019 and 2018, the Company had no delinquent mortgage loans.

        The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

        As of December 31, 2019 and 2018, there were no nonperforming loans.

        There were two restructured loans with a total carrying value of $1,356 in the office buildings class at December 31, 2019. There were two restructured loans with a total carrying value of $1,391 in the office buildings class at December 31, 2018. For the years ended December 31,
        2019, 2018 and 2017, the Company recognized total interest income of
        $71, $73 and $74, respectively, and recognized $71, $73 and $74, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2019. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2019.

        Periodically the Company may contribute mortgage loans to wholly-owned subsidiaries. The contributed mortgage loans are recognized at the lower of the loan's balance or the underlying property's fair value.

        The following table provides a summary of mortgage loans transferred to wholly-owned subsidiaries for the years ended December 31:

                                                                                                                     2019     2018
                                                                                                                     -----   ------

        Number of loans contributed to wholly-owned subsidiaries                                                       --         1

        Carrying value of mortgage loans upon contribution                                                            $--    $5,573
        Loss recognized upon contribution                                                                              --        --

        Alternative Investments
        --------------------

        Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  33

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The Company's composition of alternative investments by type were as follows:

                                                                                         DECEMBER 31, 2019       DECEMBER 31, 2018
                                                                                      ----------------------  ----------------------
                                                                                       CARRYING     PERCENT    CARRYING     PERCENT
                                                                                         VALUE     OF TOTAL      VALUE     OF TOTAL
                                                                                      ----------   ---------  ----------   ---------

        Alternative investments:
          Private equity funds                                                        $ 473,342       65.1%   $  436,727      64.2%
          Mezzanine debt funds                                                          253,554       34.9%      243,014      35.8%
                                                                                      ----------   ---------  ----------   ---------
           Total alternative investments                                              $ 726,896      100.0%   $  679,741     100.0%
                                                                                      ==========   =========  ==========   =========

        Net Investment Income
        ---------------------

        Net investment income for the years ended December 31 was as follows:

                                                                                                     2019       2018         2017
                                                                                                  ----------  ----------  ----------

        Bonds                                                                                     $ 681,993   $ 617,612   $ 571,081
        Common stocks - unaffiliated                                                                 17,955      13,537      16,138
        Mortgage loans                                                                              169,700     142,129     125,803
        Policy loans                                                                                 31,589      28,151      26,941
        Short-term investments                                                                        4,703       3,858       1,457
        Derivative instruments                                                                        2,003       2,426       5,501
        Other invested assets                                                                        60,688      62,944      56,252
                                                                                                  ----------  ----------  ----------
                                                                                                    968,631     870,657     803,173
        Capitalization (amortization) of IMR                                                         (7,576)     (4,702)       (886)
        Investment expenses                                                                         (77,322)    (73,545)    (53,842)
                                                                                                  ----------  ----------  ----------
           Total                                                                                  $ 883,733   $ 792,410   $ 748,445
                                                                                                  ==========  ==========  ==========

        Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $4, $2 and $49 in 2019, 2018 and 2017, respectively, and was excluded from net investment income.

        Net Realized Capital Gains (Losses)
        ------------------------------------

        Net realized capital gains (losses) for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                  ---------  -----------  ----------

        Bonds                                                                                     $ 29,985    $ (52,496)  $  23,504
        Common stocks - unaffiliated                                                                10,090        6,752      18,990
        Foreign currency exchange                                                                     (344)        (361)     (3,437)
        Derivative instruments                                                                     (27,435)     137,093     146,476
        Other invested assets                                                                       24,064       57,376     209,166
                                                                                                  ---------  -----------  ----------
                                                                                                    36,360      148,364     394,699
        Amount transferred to (from) the IMR, net of taxes                                         (21,459)      43,515     (16,474)
        Income tax benefit (expense)                                                               (55,196)      (5,459)   (108,015)
                                                                                                  ---------  -----------  ----------
           Total                                                                                  $(40,295)   $ 186,420   $ 270,210
                                                                                                  =========  ===========  ==========

  34

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

                                                                                                    2019        2018         2017
                                                                                                   ---------  ----------  ----------

        Bonds:
           Gross realized gains                                                                    $ 40,990   $  17,070   $  49,294
           Gross realized losses                                                                     (7,222)    (67,192)    (18,705)
        Common stocks:
           Gross realized gains                                                                    $ 18,766   $  18,383   $  30,265
           Gross realized losses                                                                     (7,706)    (11,504)    (10,444)

        Proceeds from the sales of bonds amounted to $2,085,466, $3,026,974, and $3,094,951 for the years ended December 31, 2019, 2018 and 2017, respectively.

        The Company recognized the following wash sales on common stocks with a
        NAIC designation of 3 or below, or unrated for the years ended December
        31:

                                                                                          CARRY VALUE      COST OF
                                                                             NUMBER OF   OF SECURITIES   SECURITIES
                                                                           TRANSACTIONS      SOLD        REPURCHASED   GAIN / (LOSS)
                                                                           ------------  -------------  -------------  -------------

        2019                                                                     39        $  1,211        $ 1,188         $(11)
        2018                                                                    425        $ 12,403        $12,330         $173

        OTTI by asset type recognized in net realized capital gains (losses)
        for the years ended December 31 were as follows:

                                                                                                       2019     2018      2017
                                                                                                     -------   -------  --------

        Bonds:
           U.S. government securities                                                                $   402   $   523  $    709
           Corporate securities                                                                        3,380     1,849     6,003
           Asset-backed securities                                                                        --        --       321
           RMBS                                                                                            1         2        12
        Common stocks                                                                                    970       127       831
        Other invested assets                                                                          3,303     4,232    13,957
                                                                                                     -------   -------  --------
           Total OTTI                                                                                $ 8,056   $ 6,733  $ 21,833
                                                                                                     =======   =======  ========

        In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2019,
        2018 or 2017. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2019, 2018 or 2017. The remaining OTTI recorded in 2019,
        2018 and 2017 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

  35

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(5)   INVESTMENTS (CONTINUED)

        The following table summarizes loan-backed and structured securities held by the Company at December 31, 2019 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an
        OTTI during 2019:

                                                                                                           DATE OF
                                BOOK / ADJUSTED    PRESENT                                                FINANCIAL
                                CARRYING VALUE    VALUE OF                   AMORTIZED                    STATEMENT
                                AMORTIZED COST    PROJECTED   RECOGNIZED    COST AFTER   FAIR VALUE AT      WHERE
                     CUSIP        BEFORE OTTI    CASH FLOWS      OTTI          OTTI      TIME OF OTTI     REPORTED
                  -----------  ----------------  ----------   -----------   ----------   -------------   ----------

                   999A51525          $1             $--          $1            $--           $--        09/30/2019

        Net Unrealized Investment Gains (Losses)
        ------------------------------------------

        Changes in unrealized capital gains (losses) for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                ----------  -----------  -----------

        Bonds                                                                                   $     556   $      (14)  $    3,466
        Common stocks - unaffiliated                                                               66,298      (41,375)      17,926
        Common stocks - affiliated                                                                 27,779        3,668        6,872
        Other invested assets                                                                       3,331       25,195     (127,769)
        Derivative instruments                                                                    430,422     (309,115)      79,055
        Other                                                                                      (6,127)      (6,467)      (4,797)
        Deferred tax asset                                                                       (106,478)      70,304        2,148
                                                                                                ----------  -----------  -----------
           Total                                                                                $ 415,781   $ (257,804)  $  (23,099)
                                                                                                ==========  ===========  ===========

        Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

                                                                                                               2019         2018
                                                                                                             ----------  -----------

        Cost                                                                                                 $ 394,760   $  369,777
        Gross unrealized gains                                                                                  95,950       41,786
        Gross unrealized losses                                                                                 (4,308)     (16,442)
                                                                                                             ----------  -----------
           Admitted asset value                                                                              $ 486,402   $  395,121
                                                                                                             ==========  ===========

(6)     DERIVATIVE INSTRUMENTS

        Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the
        Company's cash flows.

  36

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        Freestanding derivatives are carried on the Company's statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives.
        Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

        The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments held:

                                                                   DECEMBER 31, 2019
                                                      ------------------------------------------
                                                                             FAIR VALUE
                                                                     ---------------------------
           PRELIMINARY
         UNDERLYING RISK                                NOTIONAL
            EXPOSURE             INSTRUMENT TYPE         AMOUNT        ASSETS    LIABILITIES (1)
---------------------------  -----------------------  ------------   ---------   ---------------

        Interest rate        Interest rate swaps      $    888,500   $  95,844      $   8,988
                             Interest rate swaptions     1,810,000          10             --
                             Interest rate futures       1,001,600          13             13
                             TBAs                               --          --             --
        Equity market        Equity futures                598,097           5              5
                             Equity options             13,892,683     749,316        278,233
                                                      ------------   ---------   ---------------
          Total derivatives                           $ 18,190,880   $ 845,188      $ 287,239
                                                      ============   =========   ===============

                                          DECEMBER 31, 2018
                             -------------------------------------------
                                                     FAIR VALUE
                                             ---------------------------
           PRELIMINARY
         UNDERLYING RISK       NOTIONAL
            EXPOSURE            AMOUNT        ASSETS     LIABILITIES (1)
---------------------------  -------------   ---------   ---------------

        Interest rate        $     293,500   $  13,079     $  2,356
                                 3,624,000         610           --
                                   354,000           5            5
                                    36,840      36,901           --
        Equity market              479,052           5            5
                                11,864,791      99,438       25,242
                             -------------   ---------   ---------------
          Total derivatives  $  16,652,183   $ 150,038     $ 27,608
                             =============   =========   ===============

        (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

        The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

        Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities
        (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

        Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows

  37

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

       Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The
       Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

       Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

       The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the
       Company's TBA securities happen at a later date, thus extending the forward contract date.

       Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

       Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign

  38

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

       currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

       Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the
       Company.

       Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the
       Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

       Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  39

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The following tables present the amount and location of gains (losses)
        recognized on the statutory statements of operations and capital and surplus from derivatives:

                                                                                             DECEMBER 31, 2019
                                                                       ------------------------------------------------------------
                                                                                                                    NET CHANGE IN
                                                                       NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)              INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $        2            $ 2,003              $   76,183
        Interest rate swaptions                                                (1,000)                --                     400
        Interest rate futures                                                  (7,962)                --                  (8,310)
        TBAs                                                                      411                 --                      --
        Foreign currency forwards                                                  (6)                --                      --
        Equity futures                                                        (51,876)                --                 (19,219)
        Equity options                                                         32,996                 --                 381,368
                                                                       -------------------   ----------------   -------------------
           Total gains (losses) recognized
             from derivatives                                              $  (27,435)           $ 2,003              $  430,422
                                                                       ===================   ================   ===================

                                                                                            DECEMBER 31, 2018
                                                                      -------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                      NET REALIZED GAINS     NET INVESTMENT     UNREALIZED CAPITAL
                                                                           (LOSSES)              INCOME          GAINS AND LOSSES
                                                                      -------------------   ----------------   --------------------

        Interest rate swaps                                               $    1,288            $ 2,585             $   (13,565)
        Interest rate swaptions                                               (3,863)                --                     808
        Interest rate futures                                                 (2,923)                --                   1,136
        Interest rate caps                                                        --               (159)                    159
        TBAs                                                                     (79)                --                      --
        Foreign currency forwards                                                (15)                --                      --
        Equity futures                                                        (8,611)                --                  13,529
        Equity options                                                       151,296                 --                (311,182)
                                                                      -------------------   ----------------   --------------------
           Total gains (losses) recognized
             from derivatives                                             $  137,093            $ 2,426             $  (309,115)
                                                                      ===================   ================   ====================

                                                                                            DECEMBER 31, 2017
                                                                       ------------------------------------------------------------
                                                                                                                   NET CHANGE IN
                                                                       NET REALIZED GAINS    NET INVESTMENT     UNREALIZED CAPITAL
                                                                            (LOSSES)             INCOME          GAINS AND LOSSES
                                                                       -------------------   ----------------   -------------------

        Interest rate swaps                                                $      613            $5,861              $  (3,287)
        Interest rate swaptions                                                (1,541)               --                 (1,668)
        Interest rate futures                                                   4,572                --                    944
        Interest rate caps                                                         --              (414)                   366
        TBAs                                                                     (102)               --                     --
        Foreign currency swaps                                                  3,786                54                 (4,457)
        Foreign currency forwards                                               1,794                --                     --
        Equity futures                                                        (38,683)               --                  1,777
        Equity options                                                        176,037                --                 85,380
                                                                       -------------------   ----------------   -------------------
           Total gains recognized
             from derivatives                                              $  146,476            $5,501              $  79,055
                                                                       ===================   ================   ===================

  40

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(6)   DERIVATIVE INSTRUMENTS (CONTINUED)

        The Company's gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

                                                                                                 2019         2018         2017
                                                                                              -----------  -----------  ------------

        Gain (loss) from operations before net realized capital gains (losses)                $ (115,936)  $ (111,694)   $    7,728
        Net realized capital gains (losses) on derivatives                                       (27,435)     137,093       146,476
        Net change in unrealized capital gains (losses) on derivatives                           430,422     (309,115)       79,055
        Tax impacts                                                                             (132,682)      59,877      (109,377)
                                                                                              -----------  -----------  ------------
           Total                                                                              $  154,369   $ (223,839)   $  123,882
                                                                                              ===========  ===========  ============

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.
        Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

        The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

        The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its
        OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $502,124 and
        $78,543 at December 31, 2019 and 2018, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral;
        at December 31, 2019 and 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $120,539 and $35,580 at December 31, 2019 and 2018, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(7)     SEPARATE ACCOUNTS

        Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the
        Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and
        contractholders.

  41

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company's general account, is included in the non-guaranteed column below.

        Information regarding the separate accounts of the Company was as follows:

                                                                       NON-INDEXED
                                                                     GUARANTEE LESS      NON-INDEXED
                                                                     THAN / EQUAL TO      GUARANTEE         NON-
                                                                           4%           MORE THAN 4%     GUARANTEED        TOTAL
                                                                    ----------------  ---------------  ------------    ------------

        Premiums, considerations or deposits
         for year ended December 31, 2019                              $  9,210              $--        $ 3,082,126    $  3,091,336
                                                                    ----------------  ---------------  ------------    ------------

                                                                         NON-INDEXED
                                                                       GUARANTEE LESS      NON-INDEXED
                                                                       THAN / EQUAL TO      GUARANTEE         NON-
                                                                             4%           MORE THAN 4%     GUARANTEED       TOTAL
                                                                      ----------------  ---------------  -------------  ------------

        Reserves at December 31, 2019
          For accounts with assets at:
           Fair value                                                    $ 604,445             $--       $ 28,800,332   $2 9,404,777
                                                                      ----------------  ---------------  -------------  ------------

                                                                        NON-INDEXED
                                                                      GUARANTEE LESS     NON-INDEXED
                                                                      THAN / EQUAL TO     GUARANTEE         NON-
                                                                            4%          MORE THAN 4%     GUARANTEED        TOTAL
                                                                     ----------------  ---------------  ------------  ------------

        Reserves at December 31, 2019
         By withdrawal characteristics:
           With fair value adjustment                                   $ 555,766             $--       $         --  $    555,766
           At fair value                                                   28,948              --         28,786,715    28,815,663
           Not subject to discretionary
             withdrawal                                                    19,731              --             13,617        33,348
                                                                     ----------------  ---------------  ------------  ------------
              Total                                                     $ 604,445             $--       $ 28,800,332  $2 9,404,777
                                                                     ================  ===============  ============  ============

        The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

  42

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(7)   SEPARATE ACCOUNTS (CONTINUED)

        Reconciliation of net transfer to (from) separate accounts:

                                                                                                                         2019
                                                                                                                     --------------

        Transfers as reported in the summary of operations of the
          Annual Statement of the Separate Accounts:
            Transfers to separate accounts                                                                           $   3,091,336
            Transfers from separate accounts                                                                            (2,830,474)
                                                                                                                     --------------
               Net transfers to (from) separate accounts                                                                   260,862

        Reconciling adjustments:
            Investment expenses and other activity not included in transfers out in
             Annual Statement of the Separate Accounts                                                                    (180,675)
            Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement                                  277,734
            Fees associated with charges for investment management and contract guarantees                                (110,307)
                                                                                                                     --------------
             Total reconciling adjustments                                                                                 (13,248)
                                                                                                                     --------------
               Total transfers reported in the statutory statements of operations                                    $     247,614
                                                                                                                     ==============

(8)     FEDERAL INCOME TAXES

        Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% in 2019 and 2018 and 35% in
        2017 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

        Provision computed at statutory rate                                                    $  (14,511)  $   8,213    $ 142,346
        IMR amortization                                                                             1,591         987          310
        Dividends received deduction                                                               (22,393)    (21,686)     (24,957)
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Sale of subsidiary                                                                              --          --      (64,700)
        Policyholder liabilities                                                                        --      (2,133)          --
        Non-admitted assets                                                                         (3,948)     (3,080)      17,824
        Tax Cuts and Jobs Act of 2017 adjustment                                                        --          --      130,263
        Expense adjustments and other                                                               (2,850)       (233)      (1,258)
                                                                                                -----------  ----------  -----------
           Total tax                                                                            $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

        Federal income taxes incurred                                                           $   10,477   $   2,442    $   4,275
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Change in net deferred income taxes                                                       (118,171)    (33,736)      80,840
                                                                                                -----------  ----------  -----------
           Total statutory income taxes                                                         $  (52,498)  $ (25,835)   $ 193,130
                                                                                                ===========  ==========  ===========

  43

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The components of incurred income tax expense for the years ended
        December 31 were as follows:

                                                                                                   2019        2018         2017
                                                                                                -----------  ----------  -----------

        Tax on income                                                                           $   34,423   $  16,278    $  12,208
        Tax credits                                                                                (10,387)     (7,903)      (6,698)
        Tax on capital losses/gains                                                                 55,196       5,459      108,015
        Other taxes                                                                                (13,559)     (5,933)      (1,235)
                                                                                                -----------  ----------  -----------
           Total incurred income tax expense                                                    $   65,673   $   7,901    $ 112,290
                                                                                                ===========  ==========  ===========

        The components of the net deferred tax asset as of December 31 were as follows:

        DECEMBER 31, 2019                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  418,484      $ 63,999     $  482,483
        Deferred tax assets non-admitted                                                       (37,900)           --        (37,900)
                                                                                            -----------    ----------    -----------
                                                                                               380,584        63,999        444,583
        Deferred tax liabilities                                                              (164,729)      (60,033)      (224,762)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  215,855      $  3,966     $  219,821
                                                                                            ===========    ==========    ===========

        DECEMBER 31, 2018                                                                    ORDINARY        CAPITAL        TOTAL
        -------------------------------------------------------------------------------     -----------    ----------    -----------

        Gross deferred tax assets                                                           $  408,277      $ 18,748     $  427,025
        Deferred tax assets non-admitted                                                      (113,545)           --       (113,545)
                                                                                            -----------    ----------    -----------
                                                                                               294,732        18,748        313,480
        Deferred tax liabilities                                                              (130,038)      (46,229)      (176,267)
                                                                                            -----------    ----------    -----------
          Net admitted deferred tax asset                                                   $  164,694      $(27,481)    $  137,213
                                                                                            ===========    ==========    ===========

                                                                                                  CHANGE      CHANGE       CHANGE
                                                                                                 ORDINARY     CAPITAL       TOTAL
                                                                                                -----------  ----------  -----------

        Gross deferred tax assets                                                               $   10,207   $  45,251   $   55,458
        Deferred tax assets non-admitted                                                            75,645          --       75,645
                                                                                                -----------  ----------  -----------
                                                                                                    85,852      45,251      131,103
        Deferred tax liabilities                                                                   (34,691)    (13,804)     (48,495)
                                                                                                -----------  ----------  -----------
          Net admitted deferred tax asset                                                       $   51,161   $  31,447   $   82,608
                                                                                                ===========  ==========  ===========

  44

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

        The amounts of adjusted gross deferred tax assets admitted as of
        December 31 were as follows:

        DECEMBER 31, 2019                                                                      ORDINARY      CAPITAL         TOTAL
        --------------------------------------------------------------------------------      ----------    ----------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks          $       --     $  37,512     $  37,512
        Adjusted gross deferred tax assets expected to be realized within three years            175,582         6,727       182,309
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              205,002        19,760       224,762
                                                                                              ----------    ----------     ---------
          Deferred tax assets admitted                                                        $  380,584     $  63,999     $ 444,583
                                                                                              ==========    ==========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

        DECEMBER 31, 2018                                                                      ORDINARY       CAPITAL        TOTAL
        ---------------------------------------------------------------------------------     ----------     ---------     ---------

        Federal income taxes paid in prior years recoverable through loss carrybacks           $      --      $ 10,303     $  10,303
        Adjusted gross deferred tax assets expected to be realized within three years            126,391           519       126,910
        Adjusted gross deferred tax assets offset by gross deferred tax liabilities              168,341         7,926       176,267
                                                                                              ----------     ---------     ---------
          Deferred tax assets admitted                                                         $ 294,732      $ 18,748     $ 313,480
                                                                                              ==========     =========     =========

        The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $399,695.

        The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

                                                                                                               2019          2018
                                                                                                            ----------   -----------

        Ratio percentage                                                                                          924%          917%
        Capital and surplus used                                                                            $2,886,544    $2,664,636

        As of December 31, 2019 the availability of tax planning strategies did not result in a change in the Company's deferred tax asset. The availability of tax planning strategies resulted in an increase of the
        Company's adjusted gross deferred tax asset by approximately 16% of which all was ordinary for tax purposes as of December 31, 2018.

        The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 2% as of December 31,
        2019 of which all was ordinary for tax purposes. The availability of tax planning strategies increased the Company's net admitted deferred tax assets by approximately 26% as of December 31, 2018 of which all was ordinary for tax purposes.

        The Company did not use any reinsurance tax planning strategies.

  45

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The tax effects of temporary differences that give rise to the
         Company's net deferred federal tax asset as of December 31 were as follows:

                                                                                                              2019         2018
                                                                                                           -----------  ------------

         Deferred tax assets:
           Ordinary:
            Policyholder liabilities                                                                       $  192,472   $   146,038
            Investments                                                                                           203        40,837
            Deferred acquisition costs                                                                        167,563       170,997
            Pension and postretirement benefits                                                                16,318        13,238
            Non-admitted assets                                                                                32,341        28,393
            Other                                                                                               9,587         8,774
                                                                                                           -----------  ------------
              Gross ordinary deferred tax assets                                                              418,484       408,277
         Non-admitted ordinary deferred tax assets                                                            (37,900)     (113,545)
                                                                                                           -----------  ------------
            Admitted ordinary deferred tax asset                                                              380,584       294,732
           Capital:
            Investments                                                                                        63,092        15,395
            Net unrealized capital losses                                                                         907         3,353
                                                                                                           -----------  ------------
              Gross capital deferred tax assets                                                                63,999        18,748
         Non-admitted capital deferred tax assets                                                                  --            --
                                                                                                           -----------  ------------
            Admitted capital deferred tax asset                                                                63,999        18,748
                                                                                                           -----------  ------------
            Admitted deferred tax assets                                                                      444,583       313,480

         Deferred tax liabilities:
           Ordinary:
            Investments                                                                                        59,267         8,991
            Fixed assets                                                                                       10,747         6,992
            Deferred and uncollected premium                                                                    8,436        30,311
            Policyholder liabilities                                                                           45,087        55,993
            Computer software                                                                                   9,327         9,557
            Other                                                                                              31,865        18,194
                                                                                                           -----------  ------------
              Gross ordinary deferred tax liabilities                                                         164,729       130,038
           Capital:
            Investments                                                                                            78           162
            Net unrealized capital gains                                                                       59,955        46,067
                                                                                                           -----------  ------------
              Gross capital deferred tax liabilities                                                           60,033        46,229
                                                                                                           -----------  ------------
                Gross deferred tax liabilities                                                                224,762       176,267
                                                                                                           -----------  ------------
                  Net deferred tax asset                                                                   $  219,821   $   137,213
                                                                                                           ===========  ============

         As of December 31, 2019 and 2018, management determined that a valuation allowance was not required for these gross deferred tax items based on management's assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

  46

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

         The change in net deferred income taxes is comprised of the following:

                                                                                                          2019          2018
                                                                                                       ------------  ------------

         Total deferred tax assets                                                                     $   482,483   $   427,025
         Total deferred tax liabilities                                                                   (224,762)     (176,267)
                                                                                                       ------------  ------------
         Change in net deferred income tax                                                             $   257,721   $   250,758
                                                                                                       ============  ============
         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)
         Tax effect of deferred tax asset on liability for pension benefits

         Change in net deferred tax as reported in surplus
         Tax effect of deferred tax asset on statutory goodwill
         Tax effect of other surplus adjustment
         Tax effect of statutory reserve surplus adjustment on deferred tax asset

         Change in net deferred income tax asset

                                                                                                         CHANGE
                                                                                                       ------------

         Total deferred tax assets                                                                     $    55,458
         Total deferred tax liabilities                                                                    (48,495)
                                                                                                       ------------
         Change in net deferred income tax                                                                   6,963

         Tax effect of deferred tax asset/deferred tax liability on unrealized capital gains (losses)      106,479
         Tax effect of deferred tax asset on liability for pension benefits                                 (1,222)
                                                                                                       ------------
         Change in net deferred tax as reported in surplus                                                 112,220
         Tax effect of deferred tax asset on statutory goodwill                                               (323)
         Tax effect of other surplus adjustment                                                             (2,871)
         Tax effect of statutory reserve surplus adjustment on deferred tax asset                            9,145
                                                                                                       ------------
         Change in net deferred income tax asset                                                       $   118,171
                                                                                                       ============

         As of December 31, 2019, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
         Total capital income taxes incurred in the current and prior years of
         $50,366 are available for recovery in the event of future net losses.

         No aggregate deposits were reported as admitted assets under Section
         6603 of the IRS Code as of December 31, 2019.

         A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

                                                                                                                    2019     2018
                                                                                                                  --------  --------

        Balance at beginning of year                                                                              $ 3,604   $ 4,221
        Additions based on tax positions related to current year                                                      300       216
        Additions (reductions) for tax positions of prior years                                                      (920)     (833)
                                                                                                                  --------  --------
          Balance at end of year                                                                                  $ 2,984   $ 3,604
                                                                                                                  ========  ========

         Included in the balance of unrecognized tax benefits at December 31,
         2019 are potential benefits of $2,984 that, if recognized, would affect the effective tax rate on income from operations.

         As of December 31, 2019, accrued interest and penalties of $188 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $19 is recognized as a current income tax benefit on the statutory statements of operations.

         At December 31, 2019, the Company does not expect a significant increase in tax contingencies within the next 12 months.

         On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax
         Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving

  47

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(8)   FEDERAL INCOME TAXES (CONTINUED)

       and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

       The NAIC's Statement of Statutory Accounting Principle No. 101 - Income
       Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the
       NAIC's Statutory Accounting Principles (E) Working Group issued
       Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs
       Act (INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law. INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101. In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

       The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of
       $98,159, of which $(48,980) was reflected in the change in unrealized capital gains and $16,876 was reflected in the change in non-admitted
       DTAs for the year ended December 31, 2017.

       A provisional amount of $43,029 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Tax Law requirements, which was immaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

       The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact. The impact of finalizing these items in 2018 was immaterial.

       All tax years through 2014 are closed. An amended 2015 tax return was filed late in 2018. 2016 and 2017 tax return adjustments were submitted to the IRS in late 2019 in connection with a limited scope audit of the
       2015 amended tax return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2016,
       2017, or 2018 consolidated tax returns beyond the return adjustments submitted.

  48

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS

       The Company has investment advisory agreements with an affiliate,
       Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $31,830, $27,095 and $25,034 in
       2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the amount due to Securian AM under these agreements was $13,530 and
       $11,624, respectively.

       The Company also has an agreement with SFS, an affiliated broker-dealer.
       Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,304, $1,152 and
       $1,200 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company also recognized commission expense of $90,644,
       $95,955 and $93,911 for the years ended December 31, 2019, 2018 and
       2017, respectively. The Company recognized commissions payable to SFS in the amounts of $2,067 and $1,943 at December 31, 2019 and 2018, respectively.

       Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated
       Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are
       transferred to the Company. For the years ended December 31, 2019, 2018 and 2017, the amounts transferred were $16,545, $16,577 and $15,872, respectively and is included in other income in the statements of operations.

       The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the
       Company incurs on behalf of its affiliates. At December 31, 2019 and
       2018, the amount payable to the Company was $15,586 and $16,428, respectively. The amount of expenses incurred by and reimbursed to the
       Company for the years ended December 31, 2019, 2018 and 2017 were
       $157,375, $116,194 and $130,322, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended
       December 31, 2019, 2018 and 2017 was $14,728, $2,605 and $18,730,
       respectively, and the amount payable to SFG at December 31, 2019 and
       2018 was $15,497 and $5,706, respectively. Settlements are made quarterly.

       Prior to November 29, 2017, the Company had a long-term lease arrangement with an affiliated company, Capital City Property
       Management, Inc. See note 16 Leases for related details.

       The Company has two group variable universal life policies with SFG. The
       Company received premiums of $7,600, $8,640 and $7,664 in 2019, 2018 and
       2017, respectively, for these policies. No claims were paid during 2019.
       The Company paid claims totaling $1,741 in 2018. No claims were paid during 2017. As of December 31, 2019 and 2018, reserves held under these policies were $88,296 and $71,518, respectively.

       Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $11,544, $10,844 and $11,412 in 2019,
       2018 and 2017, respectively.

       CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $3,081, $3,514 and $3,828 in
       2019, 2018 and 2017, respectively.

  49

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         The Company had agreements with an affiliate, PFC, which included bonds and short-term investments for the funding of PFC operations.
         For the year ended December 31, 2017, the amount of interest income recognized was $2,562.

         The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian
         Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company.
         Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2019, 2018 and 2017, the Company recognized
         $1,063, $5,128 and $5,521, respectively of net income from conversions. The amount receivable from Securian Life at December 31,
         2019 and 2018 was $351 and $4,383, respectively. These amounts are settled quarterly.

         The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the
         Company recognized expenses of $11,533, $12,860 and $10,277 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2019, 2018 and 2017, respectively, and the amount (receivable from) payable to Securian Life at December
         31, 2019 and 2018 was $857 and $3,314, respectively. Depending on
         Securian Life's mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the
         Company.

         The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2019 and 2018, the Company sold $25,100 and $40,200, respectively, of mortgage loans to Securian Life.

         The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life.
         Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

                                                                                                                 2019        2018
                                                                                                              ----------  ----------

         Admitted assets:
           Premiums deferred and uncollected                                                                  $  118,409  $  103,648
                                                                                                              ----------  ----------
             Total assets                                                                                     $  118,409  $  103,648
                                                                                                              ==========  ==========
         Liabilities
           Policy reserves:
             Life insurance                                                                                   $   73,891  $   60,283
             Accident and health                                                                                   1,400       1,031
             Policy claims in process of settlement                                                              184,625     164,107
             Other policy liabilities                                                                                445         127
             Accrued commissions and expenses                                                                      9,687       8,471
                                                                                                              ----------  ----------
              Total liabilities                                                                               $  270,048  $  234,019
                                                                                                              ==========  ==========

  50

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(9)   RELATED PARTY TRANSACTIONS (CONTINUED)

         For the years ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

                                                                                                      2019       2018       2017
                                                                                                   ----------  ---------  ---------

        Revenues:
          Premiums                                                                                 $  702,167  $ 637,616  $ 564,737
                                                                                                   ----------  ---------  ---------
           Total revenues                                                                             702,167    637,616    564,737

        Benefits and expenses:
          Policyholder benefits                                                                       593,333    562,402    483,995
          Commission expense                                                                           57,929     56,184     49,780
                                                                                                   ----------  ---------  ---------
           Total benefits and expenses                                                                651,262    618,586    533,775
                                                                                                   ----------  ---------  ---------
             Net income (loss)                                                                     $   50,905  $  19,030  $  30,962
                                                                                                   ==========  =========  =========

(10)     LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
         EXPENSES

         Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

                                                                                                   2019         2018        2017
                                                                                                -----------  ----------  -----------

         Balance at January 1                                                                   $  600,802   $  613,399   $  550,728
           Less: reinsurance recoverable                                                           493,136      526,764      469,933
                                                                                                -----------  ----------  -----------
         Net balance at January 1                                                                  107,666       86,635       80,795
         Incurred related to:
           Current year                                                                            154,762      119,526       96,215
           Prior years                                                                             (15,049)       7,564        6,307
                                                                                                -----------  ----------  -----------
         Total incurred                                                                            139,713      127,090      102,522
                                                                                                -----------  ----------  -----------
         Paid related to:
           Current year                                                                             74,252       51,180       49,196
           Prior years                                                                              52,511       54,879       47,486
                                                                                                -----------  ----------  -----------
         Total paid                                                                                126,763      106,059       96,682
                                                                                                -----------  ----------  -----------
         Net balance at December 31                                                                120,616      107,666       86,635
           Plus: reinsurance recoverable                                                           518,958      493,136      526,764
                                                                                                -----------  ----------  -----------
         Balance at December 31                                                                 $  639,574   $  600,802   $  613,399
                                                                                                ===========  ==========  ===========

         The liability for unpaid accident and health claim adjustment expenses as of December 31, 2019 and 2018 was $3,337 and $2,766, respectively, and is included in the table above.

         As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(15,049), $7,564, $6,307 in 2019, 2018 and
         2017, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

  51

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(10)  LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
      EXPENSES (CONTINUED)

        The Company incurred $4,578 and paid $4,007 of claim adjustment expenses in the current year, of which $1,288 of the paid amount was attributable to insured and covered events of prior years.

(11)    BUSINESS COMBINATIONS AND GOODWILL

        Aggregate goodwill related to acquisitions made in prior years was
        $31,104 and $37,325 as of December 31, 2019 and 2018, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was
        $6,221, $6,384 and $6,400 for the year ended December 31, 2019, 2018 and 2017, respectively.

(12)    PENSION PLANS AND OTHER RETIREMENT PLANS

        Pension and Other Postretirement Plans
        ----------------------------------------

        The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

        The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

        The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                                          PENSION BENEFITS        OTHER BENEFITS
                                                                                        ----------------------  --------------------
                                                                                          2019         2018       2019       2018
                                                                                        ----------  ----------  ---------  ---------

        Change in benefit obligation:
        Benefit obligation at beginning of year                                         $  43,688    $ 48,093   $  4,493   $  4,951
        Service cost                                                                           --          --        157        172
        Interest cost                                                                       2,033       1,982        182        169
        Actuarial loss (gain)                                                               4,858      (4,112)       306       (343)
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Benefit obligation at end of year                                               $  48,036    $ 43,688   $  4,931   $  4,493
                                                                                        ==========  ==========  =========  =========
        Change in plan assets:
        Fair value of plan assets at beginning of year                                  $  47,134    $ 45,519   $     --   $     --
        Actual return on plan assets                                                        1,609       1,608         --         --
        Employer contribution                                                               2,550       2,282        207        456
        Benefits paid                                                                      (2,543)     (2,275)      (207)      (456)
                                                                                        ----------  ----------  ---------  ---------
        Fair value of plan assets at end of year                                        $  48,750    $ 47,134   $     --   $     --
                                                                                        ==========  ==========  =========  =========

        Funded status                                                                   $     714    $  3,446   $ (4,931)  $ (4,493)

        Assets:
        Prepaid plans assets                                                            $  11,676    $  9,592   $     --   $     --
        Overfunded plan assets                                                            (10,962)     (6,146)        --         --
                                                                                        ----------  ----------  ---------  ---------
          Total assets                                                                        714       3,446         --         --

  52

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

                                                                                                PENSION BENEFITS
                                                                                             ----------------------
                                                                                               2019         2018
                                                                                             ----------   ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $      --    $     --
        Liability for benefits                                                                      --          --
                                                                                             ----------   ---------
        Total liabilities recognized                                                         $      --    $     --
                                                                                             ==========   =========

        Unrecognized liabilities                                                             $    (714)   $(3,446)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                            3.29%       4.34%
        Rate of compensation increase                                                            0.00%       0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                 3.75%       3.75%
        Discount rate                                                                            4.34%       3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $      --    $     --
        Interest cost                                                                            2,033       1,982
        Expected return on plan assets                                                          (1,767)     (1,707)
        Amount of prior service cost recognized                                                     --          --
        Amount of recognized actuarial loss (gain)                                                 201         857
                                                                                             ----------   ---------
        Net periodic benefit cost                                                            $     467    $  1,132
                                                                                             ==========   =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $   6,146    $ 11,016
        Net prior service (cost) credit recognized                                                  --          --
        Net (gain) loss arising during the period                                                5,017      (4,013)
        Net gain (loss) recognized                                                                (201)       (857)
                                                                                             ----------   ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $  10,962    $  6,146
                                                                                             ==========   =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $      --    $     --
        Net recognized (gains) losses                                                              870         205

        Accumulated benefit obligation                                                       $  48,036    $ 43,688

                                                                                                OTHER BENEFITS
                                                                                             --------------------
                                                                                               2019       2018
                                                                                             ---------  ---------

        Liabilities recognized:
        Accrued benefit costs                                                                $  8,163   $  8,729
        Liability for benefits                                                                 (3,232)    (4,236)
                                                                                             ---------  ---------
        Total liabilities recognized                                                         $  4,931   $  4,493
                                                                                             =========  =========

        Unrecognized liabilities                                                             $ (3,232)  $ (4,236)

        Weighted average assumptions used to determine benefit obligations:
        Discount rate                                                                           3.32%      4.34%
        Rate of compensation increase                                                           0.00%      0.00%

        Weighted average assumptions used to determine net periodic benefit costs:
        Expected long-term return on plan assets                                                   --         --
        Discount rate                                                                           4.34%      3.66%

        Components of net periodic benefit costs:
        Service cost                                                                         $    157   $    172
        Interest cost                                                                             182        169
        Expected return on plan assets                                                             --         --
        Amount of prior service cost recognized                                                  (478)      (478)
        Amount of recognized actuarial loss (gain)                                               (220)      (205)
                                                                                             ---------  ---------
        Net periodic benefit cost                                                            $   (359)  $   (342)
                                                                                             =========  =========
        Amounts in unassigned surplus recognized as components of net periodic benefit costs:
        Items not yet recognized as a component of net periodic benefit cost - prior year    $ (4,236)  $ (4,576)
        Net prior service (cost) credit recognized                                                478        478
        Net (gain) loss arising during the period                                                 306       (343)
        Net gain (loss) recognized                                                                220        205
                                                                                             ---------  ---------
        Items not yet recognized as a component of net periodic benefit cost - current year  $ (3,232)  $ (4,236)
                                                                                             =========  =========
        Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
        Net prior service cost (credit)                                                      $   (478)  $   (478)
        Net recognized (gains) losses                                                            (151)      (202)

        Accumulated benefit obligation                                                       $  4,931   $  4,493

         The Company updated its assumptions as of December 31, 2019 and
         December 31, 2018 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

  53

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Estimated future benefit payments for pension and other postretirement benefits:

                                                                                                             PENSION     OTHER
                                                                                                            BENEFITS   BENEFITS
                                                                                                            --------   --------

       2020                                                                                                  $ 2,771    $  266
       2021                                                                                                    2,792       277
       2022                                                                                                    2,865       293
       2023                                                                                                    3,012       296
       2024                                                                                                    2,990       293
       2025 - 2029                                                                                            14,737     1,499

       For measurement purposes, a 6.20% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2019. The rate was assumed to decrease gradually to 4.00% for 2075 and remain at that level thereafter.

       The assumptions presented herein are based on pertinent information available to management as of December 31, 2019 and 2018. Actual results could differ from those estimates and assumptions

       Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

       The Company's non-contributory defined benefit plan's assets were allocated 100% to the insurance company general account at both December
       31, 2019 and 2018. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

       In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial
       Instruments for further discussion on these levels.

       The following tables summarize the Company's pension benefit plans'
       financial assets measured at fair value:

       DECEMBER 31, 2019                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $48,750   $ 48,750

       DECEMBER 31, 2018                                                                LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
       ------------------------------------------------------------------------------   -------   -------   --------  --------

       Insurance company general account                                                  $--       $--     $47,134   $ 47,134

       INSURANCE COMPANY GENERAL ACCOUNT

       Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

  54

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(12)  PENSION PLANS AND OTHER RETIREMENT PLANS (CONTINUED)

       Profit Sharing Plans
       -------------

       The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2019, 2018 and 2017 of $1,460, $1,351 and $1,426, respectively.

(13)   CAPITAL AND SURPLUS AND DIVIDENDS

       During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.
       During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and common stocks in the amount of $3,563.

       Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2019 statutory results, the maximum amount available for the payment of dividends during 2020 by Minnesota Life
       Insurance Company without prior regulatory approval is $314,887.

       For the year ended December 31, 2019, there were no capital contributions from SFG to the Company. For the year ended December 31,
       2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.
       During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG.

       Other than noted above, there are no restrictions placed on the
       Company's unassigned surplus, including for whom the surplus is being held.

       The Company is required to meet certain minimum risk-based capital (RBC)
       requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2019 and 2018.

(14)   REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2019 and 2018, policy reserves are reflected net of reinsurance ceded of $1,344,783 and $1,443,151, respectively.

  55

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(14)  REINSURANCE (CONTINUED)

        Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

                                                                                                2019          2018         2017
                                                                                             ----------   ------------  ----------

        Direct premiums and annuity considerations                                           $8,882,759   $ 7,617,352   $7,734,636
        Reinsurance assumed                                                                     728,074       662,543      589,467
        Reinsurance ceded                                                                     (988,690)      (733,257)   (737,458)
                                                                                             ----------   ------------  ----------
         Total premiums and annuity considerations                                           $8,622,143   $ 7,546,638   $7,586,645
                                                                                             ==========   ============  ==========

        The Company has a reinsurance agreement with Securian Life as discussed in detail in note 9 Related Party Transactions which is included in the reinsurance assumed information above.

        Reinsurance recoveries on ceded reinsurance contracts were $739,150,
        $569,139 and $529,556 during 2019, 2018 and 2017, respectively.

        As of December 31, 2019, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

        COMPANY REPRESENTATIVE                                         REINSURER
        ------------------------------------------------------------   -------------------------------------------------------------

        Agent of the Company                                           Argent Reinsurance, LTD
        Agent of the Company                                           Futural Life Insurance Company
        Agent of the Company                                           WFI Reinsurance, LTD
        Agent of the Company                                           Atlantic Security Life Insurance Company, LTD
        Administrative representative of the Company                   Southwest Business Corporation

(15)    COMMITMENTS AND CONTINGENCIES

        The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies
        (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

        The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2019 and 2018, these securities were reported at $0 and $36,901, respectively.

  56

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(15)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

       The Company has long-term commitments to fund alternative investments and real estate investments totaling $503,962 as of December 31, 2019.
       The Company estimates that $202,000 of these commitments will be invested in 2020, with the remaining $301,962 invested over the next four years.

       As of December 31, 2019, the Company had committed to originate mortgage loans totaling $349,355 but had not completed the originations.

       As of December 31, 2019, the Company had committed to purchase bonds totaling $59,636 but had not completed the purchase transactions.

       The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2019 and 2018, the assets held in trust were $536,034 and $567,327, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

       In connection with the dissolution of MIMLIC Life Insurance Company, the
       Company has agreed to guarantee all obligations and liabilities of
       MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

       The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2019
       and 2018, this liability was $565 and $996, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,665 and
       $3,847 as of December 31, 2019 and 2018, respectively. These assets are being amortized over a five-year period.

(16)   LEASES

       Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the year ended December 31, 2017 was $7,499. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2020, $1,493; 2021,
       $1,164; 2022, $834; 2023, $630; 2024, $441. Income from these leases was
       $3,200, $3,754 and $2,189 for the years ended December 31, 2019, 2018 and 2017, respectively and is reported in net investment income on the statutory statements of operations.

(17)   BORROWED MONEY

       The Company has entered into a membership agreement with the Federal
       Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2019, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus

  57

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(17)  BORROWED MONEY (CONTINUED)

       and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2019 have a maturity of three and seven years with principal due at those times. Interest rates are determined at the reset date and ranged from 2.64% to 3.18% during 2019. The Company paid
       $3,248, $5,364 and $4,110 in interest in 2019, 2018 and 2017, respectively, and accrued interest of $174 and $781 at December 31, 2019 and 2018, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus.
       During 2019 and 2018, the maximum amount borrowed from the FHLB was
       $145,000 and $350,000, respectively.

       The Company pledged $900,538 of bonds as collateral for FHLB borrowings as of December 31, 2019. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $715,766 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The maximum amount of collateral pledged to the FHLB during
       2019 and 2018 was $912,889 and $925,924, respectively.

       As of December 31, 2019 and 2018, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 and
       $5,800 at December 31, 2019 and 2018, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)   SURPLUS NOTES

       In September 1995, the Company issued surplus notes with a face value of
       $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by
       Goldman, Sachs & Co. and CS First Boston, and are administered by the
       Company as registrar/paying agent. At December 31, 2019 and 2018, the balance of the surplus notes was $118,000.

       The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the
       Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2019 and 2018. The interest paid in 2019, 2018 and 2017 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2019 was $247,869. Interest is included in net investment income in the statutory statements of operations.

(19)   RETROSPECTIVELY RATED CONTRACTS

       The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

       The amount of net premiums written by the Company at December 31, 2019 that are subject to retrospective rating features was $555,093 which represented 31.8% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

  58

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS

        INDIVIDUAL ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $    639,463    $  540,267    $          --   $  1,179,730     12.6%
          At book value less current surrender charges
            of 5% or more                                           491,378            --               --        491,378      5.3%
          At fair value                                                  --        28,948        6,003,399      6,032,347     64.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                1,130,841       569,215        6,003,399      7,703,455     82.5%
          At book value without adjustment                          810,873            --               --        810,873      8.7%
        Not subject to discretionary withdrawal                     791,588        19,731           13,617        824,936      8.8%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  2,733,302    $  588,946    $   6,017,016   $  9,339,264    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $     38,241    $       --    $          --   $     38,241

        GROUP ANNUITIES

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------   ------------   ------------   -------------   ------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $  2,903,615    $       --    $          --   $  2,903,615     11.4%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --       19,481,974     19,481,974     76.6%
                                                               ------------   ------------   -------------   ------------    -------
            Total with market value adjustment or at fair
             Value                                                2,903,615            --       19,481,974     22,385,589     88.0%
          At book value without adjustment                           12,234            --               --         12,234      0.0%
        Not subject to discretionary withdrawal                   3,043,130            --               --      3,043,130     12.0%
                                                               ------------   ------------   -------------   ------------    -------
            Total                                              $  5,958,979    $       --    $  19,481,974   $ 25,440,953    100.0%
                                                               ============   ============   =============   ============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

  59

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(20)  ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
      CHARACTERISTICS (CONTINUED)

        DEPOSIT TYPE CONTRACTS

                                                                                SEPARATE       SEPARATE
                                                                                 ACCOUNT        ACCOUNT
                                                                  GENERAL         WITH           NON-                         % OF
        AS OF DECEMBER 31, 2019                                   ACCOUNT      GUARANTEES     GUARANTEED         TOTAL        TOTAL
        ----------------------------------------------------  -------------   ------------  --------------  -------------    -------

        Subject to discretionary withdrawal:
          With market value adjustment                         $         --    $       --    $          --   $         --      0.0%
          At book value less current surrender charges
            of 5% or more                                                --            --               --             --      0.0%
          At fair value                                                  --            --               --             --      0.0%
                                                              -------------   ------------  --------------  -------------    -------
            Total with market value adjustment or at fair
             Value                                                       --            --               --             --      0.0%
          At book value without adjustment                        1,034,865            --               --      1,034,865     65.5%
        Not subject to discretionary withdrawal                     544,009            --               --        544,009     34.5%
                                                              -------------   ------------  --------------  -------------    -------
            Total                                              $  1,578,874    $       --    $          --   $  1,578,874    100.0%
                                                              =============   ============  ==============  =============    =======
        Amount included at book value less current
          surrender charges of 5% or more that will move
          to at book value without adjustment in the year
          after the report date                                $         --    $       --    $          --   $         --

        As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                       ------------

        Life and Accident and Health Annual Statement:
          Annuities                                                                                                    $  8,690,417
          Supplementary contracts with life contingencies                                                                     7,118
          Deposit-type contracts                                                                                          1,573,620
                                                                                                                       ------------
           Total reported on Life and Accident and Health Annual Statement                                               10,271,155
                                                                                                                       ------------
        Annual Statement of the Separate Accounts:
          Exhibit 3 line 0299999, column 2                                                                               26,087,936
                                                                                                                       ------------
           Total reported on the Annual Statement of the Separate Accounts                                               26,087,936
                                                                                                                       ------------
             Combined total                                                                                            $ 36,359,091
                                                                                                                       ============

  60

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(21)  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

                                                                                                      SEPARATE ACCOUNT -
                                                            GENERAL ACCOUNT                      GUARANTEED AND NON-GUARANTEED
                                              ------------------------------------------  -----------------------------------------
                                                 ACCOUNT         CASH                        ACCOUNT        CASH
        DECEMBER 31, 2019                         VALUE          VALUE         RESERVE        VALUE         VALUE          RESERVE
        ------------------------------------  ------------   ------------   ------------  -----------    -----------    -----------

        Subject to discretionary withdrawal,
          surrender values or policy loans:
          Term policies with cash value       $         --   $        --    $         --  $        --    $        --    $        --
          Universal life                         1,040,025     1,102,080       1,175,061           --             --             --
          Universal life with secondary
            guarantees                             208,376       173,722         486,795           --             --             --
          Indexed universal life                 5,474,783     4,977,061       5,335,316           --             --             --
          Indexed universal life with
            secondary guarantees                   948,713       835,706       1,241,490           --             --             --
          Indexed life                                  --            --              --           --             --             --
          Other permanent cash value life
            Insurance                            1,115,834     1,049,365       1,121,720           --             --             --
          Variable life                            400,004       703,122         620,116    2,924,964      2,517,576      2,849,441
          Variable universal life                   61,453        61,453          61,453      467,400        467,400        467,400
          Miscellaneous reserves                   239,047            --         239,047           --             --             --
        Not subject to discretionary
          withdrawal or no cash values:
          Term policies without cash value              --            --       1,030,433           --             --             --
          Accidental death benefits                     --            --              34           --             --             --
          Disability - active lives                     --            --          23,858           --             --             --
          Disability - disabled lives                   --            --         437,528           --             --             --
          Miscellaneous reserves                        --            --         683,479           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
            Total                                9,488,235     8,902,509      12,456,330    3,392,364      2,984,976      3,316,841
             Reinsurance ceded                          --            --         759,928           --             --             --
                                              ------------   ------------   ------------  -----------    -----------    -----------
               Net total                      $  9,488,235   $ 8,902,509    $ 11,696,402  $ 3,392,364    $ 2,984,976    $ 3,316,841
                                              ============   ============   ============  ===========    ===========    ===========

         As of December 31, 2019:

                                                                                                                          AMOUNT
                                                                                                                      -------------

         Life and Accident and Health Annual Statement:
          Exhibit 5, Life insurance section, total (net)                                                              $   9,059,818
          Exhibit 5, Accidental death benefits sections, total (net)                                                             34
          Exhibit 5, Disability - active lives section, total (net)                                                          23,850
          Exhibit 5, Disability - disables lives section, total (net)                                                       384,140
          Exhibit 5, Miscellaneous reserves section, total (net)                                                          2,228,560
                                                                                                                      -------------
            Subtotal                                                                                                     11,696,402
         Separate Accounts Annual Statement:
          Exhibit 3 line 0199999, column 2                                                                                3,316,841
          Exhibit 3 line 0499999, column 2                                                                                       --
          Exhibit 3 line 0599999, column 2                                                                                       --
                                                                                                                      -------------
            Subtotal                                                                                                      3,316,841
                                                                                                                      -------------
              Combined total                                                                                          $  15,013,243
                                                                                                                      =============

  61

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

             Notes to Statutory Financial Statements (Continued)
                               (IN THOUSANDS)

(22)  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

        Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019 were as follows:

                                                                                                                           NET OF
                                                                                                                GROSS      LOADING
                                                                                                             -----------  ----------

        Ordinary new business                                                                                $    8,897   $   5,075
        Ordinary renewal business                                                                                60,515      95,540
        Credit life                                                                                                 108         108
        Group life                                                                                                1,357       1,262
                                                                                                             -----------  ----------
          Subtotal                                                                                               70,877     101,985
           Premiums due and unpaid                                                                              162,711     152,976
           Portion of due and unpaid over 90 days                                                                  (256)       (256)
                                                                                                             -----------  ----------
          Net admitted asset                                                                                 $  233,332   $ 254,705
                                                                                                             ===========  ==========

(23)    SUBSEQUENT EVENTS

        Through April 2, 2020, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

  62

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                     Schedule of Selected Financial Data
                              December 31, 2019
                               (IN THOUSANDS)

Investment Income Earned:
    U.S. Government bonds                                                                                           $       15,033
    Other bonds (unaffiliated)                                                                                             666,960
    Bonds of affiliates                                                                                                         --
    Preferred stocks (unaffiliated)                                                                                          2,903
    Preferred stocks of affiliates                                                                                              --
    Common stocks (unaffiliated)                                                                                            17,955
    Common stocks of affiliates                                                                                                 --
    Mortgage loans                                                                                                         169,700
    Real estate                                                                                                             24,233
    Premium notes, policy loans and liens                                                                                   31,589
    Cash on hand and on deposit                                                                                               (153)
    Short-term investments                                                                                                   4,856
    Other invested assets                                                                                                   30,773
    Derivative instruments                                                                                                   2,003
    Aggregate write-ins for investment income                                                                                2,779
                                                                                                                    ---------------
      Gross investment income                                                                                       $      968,631
                                                                                                                    ===============
Real Estate Owned - Book Value less Encumbrances                                                                    $       59,103

Mortgage Loans - Book Value:
    Farm mortgages                                                                                                  $           --
    Residential mortgages                                                                                                       --
    Commercial mortgages                                                                                                 4,148,884
                                                                                                                    ---------------
      Total mortgage loans                                                                                          $    4,148,884
                                                                                                                    ===============

Mortgage Loans By Standing - Book Value:
    Good standing                                                                                                   $    4,147,528
    Good standing with restructured terms                                                                           $        1,356
    Interest overdue more than 90 days, not in foreclosure                                                          $           --
    Foreclosure in process                                                                                          $           --

Other Long Term Assets - Statement Value                                                                            $      816,359

Collateral Loans                                                                                                    $           --

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Bonds                                                                                                           $           --
    Preferred stocks                                                                                                $           --
    Common stocks                                                                                                   $      447,288

  63

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
    Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
      Due within one year or less                                                                                   $    1,113,254
      Over 1 year through 5 years                                                                                        4,933,061
      Over 5 years through 10 years                                                                                      6,405,500
      Over 10 years through 20 years                                                                                     2,059,065
      Over 20 years                                                                                                      3,654,990
      No maturity date                                                                                                       3,050
                                                                                                                    ---------------
        Total by maturity                                                                                           $   18,168,920
                                                                                                                    ===============
    Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
      NAIC 1                                                                                                        $   10,803,753
      NAIC 2                                                                                                             6,773,502
      NAIC 3                                                                                                               530,214
      NAIC 4                                                                                                                56,405
      NAIC 5                                                                                                                 4,928
      NAIC 6                                                                                                                   118
                                                                                                                    ---------------
        Total by NAIC designation                                                                                   $   18,168,920
                                                                                                                    ===============

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded                                    $   13,714,974
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed                                   $    4,453,946

Preferred Stocks - Statement Value                                                                                  $       64,762
Common Stocks - Market Value                                                                                        $      933,690
Short-Term Investments and Cash Equivalents - Book Value                                                            $      218,053
Options, Caps & Floors Owned - Statement Value                                                                      $      749,326
Options, Caps & Floors Written and In Force - Statement Value                                                       $     (278,233)
Collar, Swap & Forward Agreements Open - Statement Value                                                            $       86,856
Futures Contracts Open - Current Value                                                                              $           --
Cash on Deposit                                                                                                     $      (71,472)

Life Insurance In Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $   83,984,770
    Credit Life                                                                                                     $    6,165,772
    Group Life                                                                                                      $  545,698,545

Amount of Accidental Death Insurance In Force Under Ordinary Policies                                               $       34,555

Life Insurance Policies with Disability Provisions in Force:
    Industrial                                                                                                      $           --
    Ordinary                                                                                                        $      207,563
    Credit Life                                                                                                     $       50,839
    Group Life                                                                                                      $  291,066,817

  64

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

               Schedule of Selected Financial Data (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

Supplementary Contracts in Force:
   Ordinary - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $     124,892
      Income Payable                                                                                                  $       9,545
   Ordinary - Involving Life Contingencies:
      Income Payable                                                                                                  $         314
   Group - Not Involving Life Contingencies:
      Amount on Deposit                                                                                               $      18,327
      Income Payable                                                                                                  $          --
   Group - Involving Life Contingencies:
      Income Payable                                                                                                  $      28,647

Annuities:
   Ordinary:
      Immediate - Amount of Income Payable                                                                            $     111,846
      Deferred - Fully Paid - Account Balance                                                                         $   2,001,291
      Deferred - Not Fully Paid - Account Balance                                                                     $   6,675,779
   Group:
      Immediate - Amount of Income Payable                                                                            $     211,305
      Deferred - Fully Paid - Account Balance                                                                         $          --
      Deferred - Not Fully Paid - Account Balance                                                                     $      12,232

Accident and Health Insurance - Premiums In Force:
   Ordinary                                                                                                           $          --
   Group                                                                                                              $     500,531
   Credit                                                                                                             $      56,956

Deposit Funds and Dividend Accumulations:
   Deposit Funds - Account Balance                                                                                    $   1,371,776
   Dividend Accumulations - Account Balance                                                                           $      58,532

Claim Payments:
   Group Accident and Health:
      2019                                                                                                            $      60,496
      2018                                                                                                            $      32,209
      2017                                                                                                            $       7,331
      2016                                                                                                            $       1,879
      2015                                                                                                            $         907
      Prior                                                                                                           $       1,218
   Other Accident and Health:
      2019                                                                                                            $          15
      2018                                                                                                            $          --
      2017                                                                                                            $          --
      2016                                                                                                            $          --
      2015                                                                                                            $          --
      Prior                                                                                                           $          --
   Other Coverages that use Developmental Methods to Calculate Claims Reserves:
      2019                                                                                                            $       5,621
      2018                                                                                                            $       5,721
      2017                                                                                                            $       3,223
      2016                                                                                                            $       1,741
      2015                                                                                                            $         978
      Prior                                                                                                           $         814

See accompanying independent auditors' report.

  65

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

          Schedule of Supplemental Investment Risks Interrogatories
                              December 31, 2019
                               (IN THOUSANDS)

1.)    Total admitted assets (excluding separate accounts):                                             $26,633,182

2.)     10 Largest exposures to a single issuer/borrower/investment:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        FNMA - Loan Backed Securities                                                                  $   893,591          3.4%
        FHLMC - Loan Backed Securities                                                                 $   816,702          3.1%
        Securian Life Insurance Co                                                                     $   447,286          1.7%
        Goldman Sachs                                                                                  $   250,735          0.9%
        Wells Fargo                                                                                    $   246,424          0.9%
        BANK Commerical Mortgage Pass-Through                                                          $   179,842          0.7%
        Morgan Stanley                                                                                 $   145,679          0.5%
        UBS Commerical Mortgage Trust                                                                  $   133,633          0.5%
        JP Morgan                                                                                      $   130,168          0.5%
        Morgan Stanley Bank of America Trust                                                           $   125,437          0.5%

3.)     Total admitted assets held in bonds and preferred stocks by NAIC rating:

       BONDS                                           AMOUNT      PERCENTAGE     STOCKS       AMOUNT     PERCENTAGE
       -------------------------------------------   -----------   ----------   ---------    -----------  ----------

       NAIC-1                                        $10,803,753        40.6%      P/RP-1    $    17,400        0.1%
       NAIC-2                                        $ 6,773,502        25.4%      P/RP-2    $    33,348        0.1%
       NAIC-3                                        $   530,214         2.0%      P/RP-3    $    10,919        0.0%
       NAIC-4                                        $    56,405         0.2%      P/RP-4    $     3,095        0.0%
       NAIC-5                                        $     4,928         0.0%      P/RP-5    $        --        0.0%
       NAIC-6                                        $       118         0.0%      P/RP-6    $        --        0.0%

4.)     Assets held in foreign investments:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Total admitted assets held in foreign investments:                                                $   1,331,389         5.0%
        Foreign-currency denominated investments of:                                                      $          --         0.0%
        Insurance liabilities denominated in that same foreign currency:                                  $          --         0.0%

5.)     Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                          AMOUNT      PERCENTAGE
                                                                                                       -----------   -----------

        Countries rated by NAIC-1                                                                      $ 1,302,176          4.9%
        Countries rated by NAIC-2                                                                      $     4,940          0.0%
        Countries rated by NAIC-3 or below                                                             $    24,273          0.1%

  66

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

6.)     Two largest foreign investment exposures to a single country, categorized by the country's
        NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               Australia                                               $    359,591          1.4%
           Country:                               United Kingdom                                          $    343,931          1.3%
        Countries rated by NAIC-2
           Country:                               Mauritius                                               $      2,918          0.0%
           Country:                               Italy                                                   $      2,022          0.0%
        Countries rated by NAIC-3 or below
           Country:                               Guernsey                                                $     17,732          0.1%
           Country:                               Barbados                                                $      6,541          0.0%

7.)     Aggregate unhedged foreign currency exposure:

                                                                                                            AMOUNT      PERCENTAGE
                                                                                                         ------------   ----------

                                                                                                         $    68,118          0.3%

8.)     Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                        AMOUNT      PERCENTAGE
                                                                                                     ------------   ----------

       Countries rated by NAIC-1                                                                     $     67,243         0.3%
       Countries rated by NAIC-2                                                                     $        875         0.0%
       Countries rated by NAIC-3 or below                                                            $         --         0.0%

9.)     Two largest unhedged foreign currency exposures to a single country, categorized by the
        country's NAIC sovereign rating:

                                                                                                             AMOUNT      PERCENTAGE
                                                                                                          ------------   -----------

        Countries rated by NAIC-1
           Country:                               United Kingdom                                          $     20,497          0.1%
           Country:                               France                                                  $     12,666          0.0%
        Countries rated by NAIC-2
           Country:                               Italy                                                   $        875          0.0%
           Country:                               None                                                    $         --          0.0%
        Countries rated by NAIC-3 or below
           Country:                               None                                                    $         --          0.0%
           Country:                               None                                                    $         --          0.0%

10.)    10 Largest non-sovereign foreign issues:

        ISSUER                                   NAIC RATING                                                 AMOUNT      PERCENTAGE
        ---------------------------------------  ------------------------------------------------------  -------------   -----------

        Electricite de France                    1                                                       $      55,040         0.2%
        Hofer Financial Services                 1                                                       $      50,000         0.2%
        Takeda Pharmaceutical Co                 2                                                       $      41,907         0.2%
        Ausgrid                                  2                                                       $      35,000         0.1%
        TransGrid                                2                                                       $      35,000         0.1%
        Transurban Queensland                    2                                                       $      34,166         0.1%
        Intermediate Capital Group               2                                                       $      32,800         0.1%
        CSL Limited                              1                                                       $      30,000         0.1%
        Port of Melbourne                        2                                                       $      30,000         0.1%
        Diageo Capital PLC                       1                                                       $      28,744         0.1%

  67

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

11.)    There were no admitted assets held in Canadian investments and unhedged
        Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)    There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)    Admitted assets held in the largest 10 equity interests:

        ISSUER                                                                                            AMOUNT      PERCENTAGE
        --------------------------------------------------------------------------------------------   ------------   ----------

        Securian Life Insurance Co                                                                     $    447,286         1.7%
        Securian Asset Management Mutual Funds                                                         $     74,477         0.3%
        iShares Mutual Funds                                                                           $     68,947         0.3%
        Charles River Funds                                                                            $     32,171         0.1%
        AEA Funds                                                                                      $     32,002         0.1%
        Genstar Funds                                                                                  $     29,332         0.1%
        Draper Fisher Jurvetson Funds                                                                  $     26,449         0.1%
        Varde Funds                                                                                    $     24,656         0.1%
        First Reserve Funds                                                                            $     23,551         0.1%
        Maveron Funds                                                                                  $     18,357         0.1%

14.)    Admitted assets held in nonaffiliated, privately place equities:

                                                                                                              AMOUNT      PERCENTAGE
                                                                                                          -------------  -----------

        Aggregate statement value of investments held in nonaffiliated privately placed equities          $     718,025         2.7%

        3 Largest investments held in nonaffiliated, privately placed equities

                                                                                                        AMOUNT     PERCENTAGE
                                                                                                     -----------   -----------

       Charles River Funds                                                                           $    32,171         0.1%
       AEA Funds                                                                                     $    32,002         0.1%
       Genstar Funds                                                                                 $    29,332         0.1%

15.)    There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets.

  68

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

16.)    Admitted assets held in mortgage loans:

        10 Largest Annual Statement Schedule B aggregate mortgage interests:

        ISSUER                                   TYPE                                                        AMOUNT       PERCENTAGE
        ---------------------------------------  ------------------------------------------------------   ------------   -----------

        Massry Portfolio                         Commercial                                               $     61,056          0.2%
        IRET Apartment Portfolio                 Commercial                                               $     54,900          0.2%
        Novaya Industrial Portfolio,
         Novaya Wilmington Industrial,
         Novaya Industrial Portfolio             Commercial                                               $     43,750          0.2%
        Meritex-Atlanta                          Commercial                                               $     43,250          0.2%
        Wilshire Union Shopping Center           Commercial                                               $     41,000          0.2%
        Towers of Colonie Apartments             Commercial                                               $     38,627          0.1%
        Marshalls Plaza                          Commercial                                               $     31,725          0.1%
        Hubb NYC Portfolio                       Commercial                                               $     27,500          0.1%
        Concord Ave Medical                      Commercial                                               $     23,256          0.1%
        Kelsey II, Kelsey 1A1B, AON 31st         Commercial                                               $     22,317          0.1%

        Admitted assets held in the following categories of mortgage loans:

        CATEGORY                                                                                             AMOUNT       PERCENTAGE
        -----------------------------------------------------------------------------------------------   ------------   -----------

        Construction loans                                                                                $         --          0.0%
        Mortgage loans over 90 days past due                                                              $         --          0.0%
        Mortgage loans in the process of foreclosure                                                      $         --          0.0%
        Mortgage loans foreclosed                                                                         $         --          0.0%
        Restructured mortgage loans                                                                       $      1,356          0.0%

17.)    Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

       LOAN-TO-VALUE                             RESIDENTIAL                 COMMERCIAL                AGRICULTURAL
       -------------------------------   -------------------------    ------------------------   -------------------------

       Above 95%                         $        --          0.0%    $      --           0.0%   $         --        0.0%
       91% to 95%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       81% to 90%                        $        --          0.0%    $      --           0.0%   $         --        0.0%
       71% to 80%                        $        --          0.0%    $  44,764           0.2%   $         --        0.0%
       below 70%                         $        --          0.0%    $4,104,314          15.4%   $         --        0.0%

18.)    There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
        five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

  69

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

    Schedule of Supplemental Investment Risks Interrogatories (Continued)
                              December 31, 2019
                               (IN THOUSANDS)

19.)    There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)    Total admitted assets subject to the following types of agreements:

                                                                                                 AT END OF EACH QUARTER
       AGREEMENT TYPE                                        AT YEAR END                   1ST QTR       2ND QTR       3RD QTR
       -------------------------------------------    ------------------------  -------------------    ----------    ----------

       Securities lending                             $        --               0.0%     $      --     $      --     $      --
       Repurchase                                     $        --               0.0%     $      --     $      --     $      --
       Reverse repurchase                             $        --               0.0%     $      --     $      --     $      --
       Dollar repurchase                              $        --               0.0%     $      --     $      --     $      --
       Dollar reverse repurchase                      $        --               0.0%     $      --     $      --     $      --

21.)    Warrants not attached to other financial instruments, options, caps, and floors:

                                                                          OWNED                   WRITTEN
                                                                -----------------------  -----------------------

       Hedging                                                  $      --          0.0%   $       --        0.0%
       Income generation                                        $      --          0.0%   $       --        0.0%
       Other                                                    $      --          0.0%   $       --        0.0%

22.)    Potential exposure for collars, swaps and forwards:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    20,556                0.1%    $    8,160    $   15,818    $   20,680
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $        6    $       --    $       --

23.)    Potential exposure for future contracts:

                                                                                                  AT END OF EACH QUARTER
                                                              AT YEAR END                  1ST QTR        2ND QTR      3RD QTR
                                                      -------------------------  ------------------    ----------    ----------

       Hedging                                        $    33,855                0.1%    $   29,269    $   28,439    $   42,934
       Income generation                              $        --                0.0%    $       --    $       --    $       --
       Replications                                   $        --                0.0%    $       --    $       --    $       --
       Other                                          $        --                0.0%    $       --    $       --    $       --

See accompanying independent auditors' report.

  70

     (Continued)

                      MINNESOTA LIFE INSURANCE COMPANY

                         Summary Investment Schedule
                              December 31, 2019
                               (IN THOUSANDS)

INVESTMENT CATEGORIES                                                    GROSS INVESTMENT HOLDINGS            ADMITTED ASSETS
--------------------------------------------------------------------   -----------------------------   -----------------------------

Long-term bonds
    US governments                                                     $     632,012           2.45%    $     632,012         2.46%
    All other governments                                                     26,324           0.10%           26,324         0.10%
    US states, territories and possessions, etc. guaranteed                    2,892           0.01%            2,892         0.01%
    US political subdivisions of states, territories, and
      possessions, guaranteed                                                 59,982           0.23%           59,982         0.23%
    US special revenue and special assessment obligations,
      etc. non-guaranteed                                                  2,454,697           9.51%        2,454,697         9.56%
    Industrial and miscellaneous                                          14,863,241          57.56%       14,863,241        57.85%
    Hybrid securities                                                         30,085           0.12%           30,085         0.12%
    SVO identified funds                                                       3,050           0.01%            3,050         0.01%
                                                                       --------------   ------------    --------------  -----------
       Total long-term bonds                                           $  18,072,283          69.99%    $  18,072,283        70.34%

Preferred stocks
    Industrial and miscellaneous (unaffiliated)                        $      64,762           0.25%    $      64,762         0.25%
                                                                       --------------   ------------    --------------  -----------
       Total preferred stocks                                          $      64,762           0.25%    $      64,762         0.25%

Common stocks
    Industrial and miscellaneous publicly traded (unaffiliated)        $     321,557           1.25%    $     321,557         1.25%
    Industrial and miscellaneous other (unaffiliated)                         14,340           0.05%           14,340         0.05%
    Parents, subsidiaries and affiliates other                               447,297           1.73%          447,288         1.74%
    Mutual funds                                                             150,505           0.58%          150,505         0.59%
                                                                       --------------   ------------    --------------  -----------
       Total common stocks                                             $     933,699           3.61%    $     933,690         3.63%

Mortgage loans
    Commercial mortgages                                               $   4,149,078          16.07%    $   4,148,884        16.15%
                                                                       --------------   ------------    --------------  -----------
       Total mortgage loans                                            $   4,149,078          16.07%    $   4,148,884        16.15%

Real estate
    Properties occupied by the company                                 $      59,103           0.23%    $      59,103         0.23%
                                                                       --------------   ------------    --------------  -----------
       Total real estate                                               $      59,103           0.23%    $      59,103         0.23%

Cash, cash equivalents and short-term investments
    Cash                                                               $     (71,472)         -0.28%    $     (71,472)       -0.28%
    Cash equivalents                                                         210,912           0.82%          210,912         0.82%
    Short-term investments                                                     7,141           0.03%            7,141         0.03%
                                                                       --------------   ------------    --------------  -----------
       Total cash, cash equivalents and short-term investments         $     146,581           0.57%    $     146,581         0.57%

Policy loans                                                           $     592,046           2.29%    $     588,342         2.29%

Derivatives                                                            $     845,188           3.27%    $     845,188         3.29%

Other invested assets                                                  $     942,127           3.65%    $     816,359         3.18%

Receivable for securities                                              $      18,126           0.07%    $      17,186         0.07%
                                                                       --------------   ------------    --------------  -----------

Total invested assets                                                  $  25,822,993         100.00%    $  25,692,378       100.00%
                                                                       ==============   ============    ==============  ===========

See accompanying independent auditors' report.

     (Continued)

PART C: OTHER INFORMATION

Item 26.                          Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.                          Directors and Officers of the Minnesota Life Insurance Company

Directors and Executive Officers of the Minnesota Life Insurance Company

Name and Principal Position and Offices	Position and Offices with the Depositor
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Corporate Compliance Officer & Chief Privacy Officer
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President — Business Services
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — Law
Mary K. Brainerd 823 Park Avenue Mahtomedi, MN 55115	Director
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — CCO Individual Solutions
Gary R. Christensen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-In-Fact, Senior Vice President, General Counsel and Secretary
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President — Individual Solutions
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President — Business Services
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary-CFO Individual Solutions
Julio A. Fesser Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — Enterprise Facilities
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President — Chief Strategy & Enterprise Technology Officer
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Ave 13F Minneapolis, MN 55402	Director

Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President & Chief Risk Officer
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
John E. Hooley 4623 McDonald Drive Overlook Stillwater, MN 55082	Director
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — Marketing
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary —Affinity Solutions
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — Corporate Tax and Treasurer
Kent O. Peterson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President & Actuary — CFO Retirement Solutions
Trudy A. Rautio 5000 France Avenue South 23 Edina, MN 55410-2060	Director
Robert L. Senkler 557 Portsmouth Court Naples, FL 34110	Director
Bruce P. Shay Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — Chief Audit Executive
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President — HRBP & Associate Experience
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Controller
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and Chief Financial Officer

Item 28.                          Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Robert Street Property Management, Inc.

Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Minnesota Life Insurance Company

Securian Ventures, Inc.

Securian Asset Management, Inc.

Securian Financial Services, Inc.

Securian Casualty Company

Ochs, Inc.

Lowertown Capital, LLC (Delaware)

Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Allied Solutions, LLC (Indiana)

Securian Life Insurance Company

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Securian AAM Holdings, LLC (Delaware)

Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):

Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Canadian Premier Life Insurance Company (Ontario, Canada)

Canadian Premier General Insurance Company (Ontario, Canada)

Selient, Inc. (Ontario, Canada)

CRI Canada Ltd. (British Columbia, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

Securian Funds Trust

Majority-owned subsidiaries of Securian Financial Group, Inc.:

Empyrean Holding Company, Inc. (Delaware)

Securian Trust Company, N.A.

Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):

Empyrean Benefit Solutions, Inc. (Delaware)

Wholly-owned subsidiary of Empyrean Benefit Solutions, Inc. (Delaware):

Empyrean Insurance Services, Inc. (Texas)

Spinnaker Holdings, LLC (Delaware)

Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):

Bloom Health Insurance Agency, LLC (Delaware)

Bloom Health Services, LLC (Delaware)

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.                          Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                          Principal Underwriters

(a)                   Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

Variable Fund D

Variable Annuity Account

Minnesota Life Variable Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

Minnesota Life Individual Variable Universal Life Account

(b)                   Directors and officers of Securian Financial Services, Inc.:

Name and Principal	Positions and Offices
Business Address	with Underwriter
George I. Connolly	President, Chief Executive Officer and Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Warren J. Zaccaro	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Name and Principal	Positions and Offices
Business Address	with Underwriter
Jeffrey D. McGrath	Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter	Senior Vice President - Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kjirsten G. Zellmer	Vice President - Strategy & Business Operations
Securian Financial Services
400 Robert Street North
St. Paul, Minnesota 55101

Kristin M. Ferguson	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

(c)   All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage	Other
Underwriter	Commissions	Annuitization	Commissions	Compensation
Securian Financial, Services Inc.	$634,391	—	—	—

Item 31.                          Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.                          Management Services

None.

Item 33.                          Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 28th day of April, 2020.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)

By:	MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date

/s/ Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 28, 2020
Christopher M. Hilger

*	Director
Robert L. Senkler

*	Director
Mary K. Brainerd

*	Director
Gary R. Christensen

*/s/ Benjamin G.S. Fowke III	Director
Benjamin G.S. Fowke III

Signature	Title	Date

*	Director
Sara H. Gavin

*	Director
Eric B. Goodman

*	Director
John H. Hooley

*	Director
Trudy A. Rautio

*	Director
Bruce P. Shay

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 28, 2020
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief accounting officer)	April 28, 2020
Warren J. Zaccaro

/s/ Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 28, 2020
Ted J. Nistler

/s/ Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 28, 2020
Gary R. Christensen

* Pursuant to power of attorney dated October 14, 2019, a copy of which is filed herewith.

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

26(a)

Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated August 8, 1994, filed on March 3, 1997 as Exhibit A(1) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)	Not Applicable.

26(c)(1)

The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., filed on April 27, 2009, as Exhibit 24(c)(3) to Variable Annuity Account’s Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)	Agent Sales Agreement, filed on March 3, 1997 as Exhibit A(3)(b) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)

Group Variable Universal Life Policy, form MHC-94-18660 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(2)

Group Variable Universal Life Policy Certificate, Level Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(3)

Group Variable Universal Life Policy Certificate, Variable Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on April 27, 2009 as Exhibit 26(d)(3) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(4)

Special Rider for use with Group Policy, form MHC-94-18672 Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(5)

Spouse Coverage for use with Group Policy Certificate, Level Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(6)

Spouse Coverage for use with Group Policy Certificate, Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(7)	Waiver Agreement, Certificate Supplement, for use with Group Policy, form MHC-94-18676 filed on March 4, 1999 as Exhibit A(5)(g) to

Exhibit Number	Description of Exhibit

Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(8)

Children’s Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18679 filed on March 4, 1999 as Exhibit A(5)(h)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)

Accidental Death and Dismemberment Rider, Certificate Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(10)

Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)

Accelerated Benefits, Certificate Supplement, for use with Group Policy, form MHC-94-18678 filed on March 13, 2000 as Exhibit A(5)(k) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(12)

Policy Rider - Children’s Benefit, for use with Group Policy, form MHC-94-18681 filed on March 4, 1999 as Exhibit A(5)(l) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(13)

Policy Rider - Accidental Death and Dismemberment, for use with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(14)

Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)

Individual Variable Universal Life Policy, Level Death Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(o) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(16)

Individual Variable Universal Life Policy, Variable Death Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(p) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(17)

Individual Policy Rider - Accelerated Benefits Agreement, for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(18)	Individual Policy Rider - Accidental Death and Dismemberment Benefit, for use with the Individual Policy, form MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to Registrant’s Form S-6, File

Exhibit Number	Description of Exhibit

Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)

Individual Policy Rider - Waiver Agreement, for use with the Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(20)

Individual Policy Rider - Children’s Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4, 1999 as Exhibit A(5)(t) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(21)

Policyholder Contribution Rider, for use with the Group Policy, form MHC-96-18701 filed on March 4, 1999 as Exhibit A(5)(u) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(22)

Policyholder Contribution Certificate Supplement, for use with the Group Policy, form MHC-96-18702 filed on March 4, 1999 as Exhibit A(5)(v) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(23)

Spouse and Child Term Life Insurance Policy Rider, for use with the Group Policy, form MHC-96-18703 filed on March 4, 1999 as Exhibit A(5)(w) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(24)

Spouse and Child Term Life Insurance Certificate Supplement, for use with the Group Policy, form MHC-96-18704 filed on March 4, 1999 as Exhibit A(5)(x) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(25)

Group Variable Universal Life Guaranteed Account Amendment, for use with the Group Policy, form 00-30133 filed on February 27, 2001 as Exhibit A(5)(y) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(d)(26)

Group Variable Universal Life Guaranteed Account Endorsement, for use with the Group Policy, form 00-30134 filed on February 27, 2001 as Exhibit A(5)(z) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(d)(27)

Group Variable Universal Life Partial Surrender Amendment, for use with the Group Policy, form 00-30158 filed on February 27, 2001 as Exhibit A(5)(aa) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(d)(28)

Group Variable Universal Life Partial Surrender Endorsement, for use with the Group Policy, form 00-30159 filed on February 27, 2001 as Exhibit A(5)(bb) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

26(d)(29)

Variable Universal Life Guaranteed Account Amendment, form 01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(30)

Variable Universal Life Partial Surrender Amendment, form 01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(d)(31)

Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(32)

Certificate of Insurance Spouse/Domestic Partner Coverage, form 07-30970, filed on February 29, 2008 as Exhibit 26(d)(32) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(33)

Policy Rider Waiver Agreement, form 07-30971, filed on February 29, 2008 as Exhibit 26(d)(33) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(34)

Certificate Supplement - Waiver Agreement, form 07-30972, filed on February 29, 2008 as Exhibit 26(d)(34) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(35)

Spouse and Child Term Life Insurance Policy Rider, form 07-30960, filed on February 29, 2008 as Exhibit 26(d)(35) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)

Spouse and Child Term Life Insurance Certificate Supplement, form 07-30961, filed on February 29, 2008 as Exhibit 26(d)(36) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(37)

Policy Rider Accidental Death and Dismemberment Benefit, form 07-30962, filed on February 29, 2008 as Exhibit 26(d)(37) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(38)

Certificate Supplement Accidental Death and Dismemberment Benefit, form 07-30963, filed on February 29, 2008 as Exhibit 26(d)(38) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(39)

Group Policy Amendment, form 08-31041, filed on April 27, 2009 as Exhibit 26(d)(39) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(40)

Certificate Endorsement, form 08-31042, filed on April 27, 2009 as Exhibit 26(d)(40) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(41)

2001 CSO Tables, form 08-31049, filed on April 27, 2009 as Exhibit 26(d)(41) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(42)

Group Insurance Policy, form 08-31055, filed on April 27, 2009 as Exhibit 26(d)(42) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)

Certificate of Insurance - Level Death Benefit, form 08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(44)

Certificate of Insurance - Variable Death Benefit, form 08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(45)

Certificate of Insurance [Spouse] Coverage - Level Death Benefit, form 08-31058, filed on April 27, 2009 as Exhibit 26(d)(45) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(46)	Certificate of Insurance [Spouse] Coverage - Variable Death Benefit, form 08-31059, filed on April 27, 2009 as Exhibit 26(d)(46) to the Registrant’s Form S-6, File Number

Exhibit Number	Description of Exhibit

33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(47)

Group Insurance Policy, form 08-31065, filed on April 27, 2009 as Exhibit 26(d)(47) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(48)

Certificate of Insurance - Level Death Benefit, form 08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)

Certificate of Insurance - Variable Death Benefit, form 08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(50)

Certificate of Insurance [Spouse] Coverage - Level Death Benefit, form 08-31068, filed on April 27, 2009 as Exhibit 26(d)(50) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(51)

Certificate of Insurance [Spouse] Coverage - Variable Death Benefit, form 08-31069, filed on April 27, 2009 as Exhibit 26(d)(51) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(52)

Group Policy Amendment, form 08-31017, filed on April 27, 2009 as Exhibit 26(d)(52) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(53)

Certificate Endorsement, form 08-31018, filed on April 27, 2009 as Exhibit 26(d)(53) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(54)

Group Life Insurance Evidence of Insurability, form 03-30567, filed on April 27, 2009 as Exhibit 26(d)(54) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(55)

Accidental Death and Dismemberment Policy Rider, Form 06-30882 filed on April 26, 2018 as Exhibit 26(d)55 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

26(d)(56)

Accidental Death and Dismemberment Certificate Supplement, Form 06-30883 filed on April 26, 2018 as Exhibit 26(d)56 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

26(d)(57)

Implementation Credit Policy Rider, Form 14-31642 filed on April 26, 2018 as Exhibit 26(d)57 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

26(e)(1)

Group Variable Universal Life Policy Application, form MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as Exhibit A(10)(a)(i) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2)

Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit A(10)(a)(ii)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)

Group Variable Universal Life Policy, Evidence of Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4)

Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit A(10)(a)(iv) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5)

Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(e)(6)

Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(e)(7)

Variable Group Universal Life Employee Application, form 08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

26(e)(8)

Variable Group Universal Life Spouse Application, form 08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to the Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(e)(9)

Group Variable Universal Life Policy, Evidence of Insurability, Form 12-31468 filed on April 26, 2018 as Exhibit 26(e)9 to the Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 31, is hereby incorporated by reference.

26(f)(1)

Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant’s Form S-6, File Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(f)(2)

Bylaws of the Depositor filed on November 23, 2004 as Exhibit 26(f)(2) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-120704, Initial Registration Statement, is hereby incorporated by reference.

26(g)

Automatic Reinsurance Agreement between Minnesota Life Insurance Company and Swiss Re Life & Health America Inc. filed on September 9, 2003 as Exhibit 27(g) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(h)(1)(i)

Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

26(h)(1)(ii)

Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)

Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)

Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(iii)

Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(iv)

Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iv) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(v)

Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)

Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)

Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)

Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(2)(ix)

Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

26(h)(3)(i)

Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)

First Amendement to Amended and Restated Participation Agreement among Minnesota Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit

26(h)(4)

Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)

Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(ii)

Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(iii)

Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(5)(iv)

Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., filed on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(h)(5)(v)

Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company, filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(5)(vi)

Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(6)(i)

Participation Agreement between Lord Abbett Distributor LLC and Minnesota Life Insurance Company filed on April 27, 2004 as Exhibit 27(h)(8) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(h)(6)(ii)

Rule 22c-2 Agreement between Lord Abbett Distributor LLC and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(6)(ii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(i)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associations Corporation and Minnesota Life Insurance Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i) to the Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)

VanEck Shareholder Information Agreement between Minnesota Life Insurance Company and Van Eck Securities Corporation, filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(8)

Participation Agreement among Pioneer Variable Contracts Trust, Minnesota Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 23, is hereby incorporated by reference.

26(h)(8)(a)

Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)

Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account’s Form N-4, File

Exhibit Number	Description of Exhibit

Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(c)

Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(d)

Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(e)

Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(f)

Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(k)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(g)

Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, filed on October 4, 2007 as exhibit 24(c)(8)(g)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(8)(h)

Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(8)(i)

Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(8)(j)

Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(9)(a)

Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(b)

Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)

Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(d)

Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(e)

Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(f)	Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts

Exhibit Number	Description of Exhibit

Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(g)

Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(9)(h)

Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(9)(i)

Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(viii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(9)(j)

Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(9)(k)

Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(9)(l)

Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(k)(xii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(m)

Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(k)(xiii) to Variable Annuity Account’s Form N-4, File Number 333-212515, Post-Effective Amendment Number 4, is hereby incorporated by reference

26(h)(10)(a)

Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(10)(b)

Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(10)(c)

American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(10)(d)

Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(10)(e)

Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(f)	Amendment No. 4 to Shareholder Services Agreement between

Exhibit Number	Description of Exhibit

Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

26(h)(11)(a)

Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(11)(b)

Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(11)(c)

Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

26(h)(11)(d)

Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(11)(e)

Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(11)(f)

Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(12)(a)

Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company, previously filed on December 14, 2007 as exhibit 26(h)(7)(i) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(b)

Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of September 1, 2012, previously filed as Exhibit 26(h)(7)(ii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.

26(h)(12)(c)

Schedule A to the Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Minnesota Life Insurance Company as Amended as of May 1, 2014, previously filed as Exhibit 26(h)(7)(iii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-144604, Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.

26(i)(1)

Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)

Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)	Not Applicable.

26(k)	Opinion and consent of Chad M. Bigalke, Esq.

26(l)	Not Applicable.

26(m)	Not Applicable.

26(n)	Consent of KPMG LLP.

Exhibit Number	Description of Exhibit

26(o)	Not Applicable.

26(p)	Not Applicable.

26(q)	Redeemability exemption.

26(r)	Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.